As filed with the Securities and Exchange Commission on November 28, 1997
                                                               File No. 33-65137
                                                               File No. 811-7455

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549
                                 -------------
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933                          [X]

                         Pre-Effective Amendment No.
                         Post-Effective Amendment No. 2
                                                                             [X]
                                    and/or

                             REGISTRATION STATEMENT

                                   Under the
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                Amendment No. 2                              [X]

                        (Check appropriate box or boxes)

                                 -------------
                              PHOENIX-SENECA FUNDS

               (Exact Name of Registrant as Specified in Charter)

                                -------------

             909 Montgomery Street, San Francisco, California 94133

             (Address of Principal Executive Office)   (Zip Code)

                                 (415) 677-1500

             (Registrant's Telephone Number, Including Area Code)

                              THOMAS N. STEENBURG
    Vice President, Counsel and Secretary, Phoenix Duff & Phelps Corporation
                  56 Prospect Street, Hartford, CT 06115-0479
                    (Name and Address of Agent for Service)



                                 -------------

             It is proposed that this filing will become effective (check appropriate box):

             [ ] immediately upon filing pursuant to paragraph (b)
             [ ] on            pursuant to paragraph (b)
             [X] 60 days after filing pursuant to paragraph (a)(i)
             [ ] on            pursuant to paragraph (a)(i)
             [ ] 75 days after filing pursuant to paragraph (a)(ii)
             [ ] on            pursuant to paragraph (a)(i) of rule 485.
                 If appropriate, check the following box:
             [ ] this post-effective amendment designates a new effective date for a
                 previously filed post-effective amendment.


                                -------------
                                   Copy to:


                            Andre W. Brewster, Esq.
                Howard, Rice, Nemerovski, Canady, Falk & Rabkin

                           A Professional Corporation
                            Three Embarcadero Center
                            San Francisco, CA 94111
                                (415) 434-1600
================================================================================

                              PHOENIX-SENECA FUNDS


                           Phoenix-Seneca Growth Fund
                      Phoenix-Seneca Mid-Cap "EDGE"sm Fund
                            Phoenix-Seneca Bond Fund
                   Phoenix-Seneca Real Estate Securities Fund



              Cross-Reference Sheet Showing Location in Prospectus
                   and Statement of Additional Information of
            Information Required by Items of the Registration Form


                             CROSS REFERENCE SHEET



                                                       FORM N-1A
N-1A                                                                                     Location in
Item No.                             Item                                          Registration Statement
----------   -----------------------------------------------------   ---------------------------------------------------
                                                         Part A:
                                             Information Required in Prospectus
 1.          Cover Page                                              Cover Page
 2.          Synopsis                                                Introduction; Fund Expenses
 3.          Condensed Financial Information                         Financial Highlights Table
 4.          General Description of Registrant                       Introduction; Management; Investment Practices and
                                                                     Risk Considerations; The Phoenix-Seneca Funds in
                                                                     Detail; General Information
 5.          Management of the Fund                                  Fund Expenses; Management; Investment Adviser, Subadviser
                                                                     and Administrator; General Information
 5A.         Management's Discussion of Fund Performance             Performance Information
 6.          Capital Stock and Other Securities                      Dividends and Capital Gains; General Information
 7.          Purchase of Securities Being Offered                    How to Buy Shares; Investor Account Services;
                                                                     Distribution Plans
 8.          Redemption or Repurchase                                How to Redeem Shares
 9.          Pending Legal Proceedings                               Not Applicable
                                                         Part B:
                                     Information Required in Statement of Additional Information
10.          Cover Page                                              Cover Page
11.          Table of Contents                                       Table of Contents
12.          General Information and History                         The Trust
13.          Investment Objectives and Policies                      Investment Objectives and Policies; Investment
                                                                     Restrictions; Portfolio Turnover
14.          Management of the Fund                                  Trustees and Officers; Organization
15.          Control Persons and Principal Holders of Securities     Principal Shareholders and Control Persons;
                                                                     Trustees and Officers
16.          Investment Advisory and Other Services                  Advisory and Administrative Services
17.          Brokerage Allocation and Other Practices                Portfolio Brokerage; Portfolio Turnover
18.          Capital Stock and Other Securities                      Organization
19.          Purchase, Redemption and Pricing of Securities          How to Buy Shares; Alternative Purchase
             Being Offered                                           Arrangements; Investor Account Services; How to
                                                                     Redeem Shares; Net Asset Value
20.          Tax Status                                              Dividends, Distributions and Tax Status
21.          Underwriters                                            Advisory and Administrative Services
22.          Calculation of Performance Data                         Calculation of the Funds' Returns
23.          Financial Statements                                    Financial Statements



                                     Part C

Information required to be included in Part C is set forth under the appropriate
          Item, so numbered, in Part C of this Registration Statement.

                              PHOENIX-SENECA FUNDS
                                   PROSPECTUS
                                January 28, 1998


     Phoenix-Seneca Growth Fund seeks capital appreciation primarily through investments in equity securities of companies that, in the Investment Adviser's opinion, have the potential for above average market appreciation. Production of income is incidental to this objective. The Fund seeks to outperform the Standard & Poor's Index of 500 Stocks.

     Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund seeks capital appreciation primarily through investments in equity securities of companies that, in the Investment Adviser's opinion, have the potential for above average market appreciation. Production of income is incidental to this objective. The Fund invests primarily in companies with market capitalizations between $500 million and $5 billion. The Fund seeks to outperform the Standard & Poor's Mid-Cap 400 Index.


     Phoenix-Seneca Bond Fund seeks both current income and capital appreciation primarily by investing in a diversified portfolio of government and corporate bonds and other debt securities. The Fund seeks a total return higher than that of the Lehman Brothers Government/Corporate Index.


     Phoenix-Seneca Real Estate Securities Fund seeks a high total return through both long-term capital appreciation and current income from investments related to United States real estate. The Fund invests primarily in securities of issuers that are engaged principally in or whose businesses relate to ownership and operation of real estate in the United States.



     There can be no assurance that any of the Funds will achieve its investment objectives or succeed in outperforming the indices described above. For information about some of the principal risks involved in investments in the Funds, see "Investment Practices and Risk Considerations."


     This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds, Adviser or Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person to whom, it is unlawful to make such offer. Neither the delivery of this Prospectus nor any sale hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date. Investors should read and retain this Prospectus for future reference. Additional information about the Funds and the Trust is contained in the Statement of Additional Information, dated January 28, 1998, which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request at no charge by calling (800) 243-4361 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference. The Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


     Fund shares are not deposits or obligations of, or endorsed or guaranteed by, any bank or other financial institution, and they are not insured by the Federal Deposit Insurance Corporation or any other agency of the United States Government or any other governmental subdivision.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS





                                                                         Page
                                                                         -----
INTRODUCTION   .........................................................    3
FUND EXPENSES  .........................................................    4
FINANCIAL HIGHLIGHTS    ................................................    7
PERFORMANCE INFORMATION    .............................................    9
MANAGEMENT  ............................................................    9
THE PHOENIX-SENECA FUNDS IN DETAIL  ....................................   10
PHOENIX-SENECA GROWTH FUND AND PHOENIX-SENECA MID-CAP "EDGE"(SM) FUND ..   10
PHOENIX-SENECA BOND FUND   .............................................   11
PHOENIX-SENECA REAL ESTATE SECURITIES FUND   ...........................   12
INVESTMENT PRACTICES AND RISK CONSIDERATIONS    ........................   13
DISTRIBUTION PLANS   ...................................................   16
HOW TO BUY SHARES    ...................................................   18
INVESTOR ACCOUNT SERVICES  .............................................   21
NET ASSET VALUE   ......................................................   23
HOW TO REDEEM SHARES    ................................................   23
PORTFOLIO TRANSACTIONS  ................................................   24
DIVIDENDS AND CAPITAL GAINS   ..........................................   25
INCOME TAX CONSIDERATIONS  .............................................   25
INVESTMENT ADVISER, SUBADVISER AND ADMINISTRATOR   .....................   25
GENERAL INFORMATION  ...................................................   26

                                 INTRODUCTION

     This Prospectus describes certain of the shares offered by and the operations of the Phoenix-Seneca Funds (the "Trust"). The Trust is a diversified, open-end management investment company established as a Delaware business trust. Shares of the Trust are divided into four series, each a "Fund" and collectively the "Funds." Each Fund has a different investment objective, and is designed to meet different investment needs.

The Investment Advisers
     Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds. Seneca Capital Management, LLC. ("Seneca" or the "Subadviser") serves as investment subadviser to the Phoenix-Seneca Funds. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Duff & Phelps Corporation. See "Management" for a description of the Investment Advisory and Subadvisory Agreements and management fees.

Distributor and Distribution Plans
     Phoenix Equity Planning Corporation ("PEPCO" or "Distributor"), serves as national distributor of the Funds' shares. See "Distribution Plans" and the Statement of Additional Information. PEPCO also acts as Administrator of the Funds and as such receives a fee. See "Management." PEPCO also serves as the Funds' transfer agent. See "The Custodian and Transfer Agent."


     The Funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for four of the five classes of each of the Funds. Pursuant to the distribution plan adopted for Class A Shares, Class B Shares, Class C Shares and Class M Shares, the Funds shall pay the Distributor 0.25% of the average daily net assets of each Fund for furnishing shareholder services and, pursuant to the distributions adopted for Class B Shares, Class C Shares and Class M Shares, the Funds will reimburse the Distributor up to a maximum annual rate of 0.75%, 0.75%, and 0.25%, respectively, of the average daily net assets of each Fund for distribution expenditures incurred in connection with the sale and promotion of those Classes of Shares of each Fund. See "Distribution Plans." No distribution plan has been adopted for Class X Shares.

Purchase of Shares
     Each Fund currently offers one class of shares (Class X Shares) that may be purchased by certain institutional investors at a price equal to their net asset value per share. Each Fund also offers four additional classes of shares that may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of the purchase (Class A Shares and Class M Shares) or (ii) on a contingent deferred basis (Class B Shares and Class C Shares).

     Class X Shares are offered to [institutions] at the next determined net asset value after receipt of the order by State Street Bank and Trust Company ("State Street Bank").

     Class A and M Shares are offered to the public at the next determined net asset value after receipt of the order by State Street Bank plus a sales charge. The maximum initial sales charge is 4.75% and 3.50%, respectively, of the offering price on single purchases of less than $50,000. The sales charges are reduced on a graduated scale on single purchases of $50,000 or more.

     Class B and C Shares are offered to the public at the next determined net asset value after receipt of an order by State Street Bank with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. Class C Shares redeemed within one year of purchase are subject to a 1% sales charge.

     Shares of each Class represent an identical interest in the investment portfolio of a Fund and have the same rights. For more information on fees and charges applicable for each Fund and Class, refer to "Fund Expenses" and "How to Buy Shares." Completed applications for the purchase of shares should be mailed to the Phoenix-Seneca Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

Minimum Initial and Subsequent Investments
     The minimum initial investment for purchases of Class A, Class B, Class C or Class M Shares is $500 ($25 if using the bank draft investment program designated "Investo-Matic") and the minimum subsequent investment is $25. Exceptions to the minimum and subsequent investment amounts are available under certain circumstances. The minimum initial investment for purchases of Class X Shares is [$250,000] except for the Phoenix-Seneca Bond Fund which has a minimum initial investment of [$10,000]. The minimum subsequent investment is
[      ]. See "How to Buy Shares."

Redemption of Shares
     Class X, A and M Shares of a Fund may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by State Street Bank. Class B and C shareholders redeeming shares within certain time periods of the date of purchase will normally be assessed a contingent deferred sales charge. See "How to Redeem Shares."

Risk Factors
     There can be no assurances that a Fund will achieve its investment objectives. As a result of each Fund's substantial investment in the stock market, the net asset value of a Fund's shares will fluctuate significantly in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which each Fund invests.

     See "Investment Practices and Risk Considerations" for more information on relevant risks.

                                 FUND EXPENSES

     The following table illustrates all fees and expenses, including pro forma expenses where there is no expense history, a shareholder is expected to incur.






                                                     Phoenix-Seneca Growth Fund
                                                    -----------------------------
                                                    Class X        Class A
                                                     Shares        Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases              None            4.75%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested             None           None
  Dividends
 Deferred Sales Load (as a percentage of original     None           None
  purchase price or redemption proceeds, as
  applicable)
 Early Withdrawal Fee(1)                               1.00%          1.00%
 Exchange Fee                                         None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                       0.70%          0.70%
 12b-1 Fees(3)                                        None            0.25%
 Other Expenses (After Expense Reimbursement)(4)       0.55%          0.90%
                                                     ------         ------
 Total Fund Operating Expenses                         1.25%          1.85%
                                                     ======         ======



                                                           Class B                 Class C        Class M
                                                           Shares                  Shares          Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases                      None                   None          3.50%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested                     None                   None           None
  Dividends
 Deferred Sales Load (as a percentage of original   5% during the first         1% during the       None
  purchase price or redemption proceeds, as         year, decreasing 1%         first year
  applicable)                                       annually to 2%
                                                    during the fourth
                                                    and fifth years;
                                                    decreasing to 0%
                                                    after the fifth year
 Early Withdrawal Fee(1)                                              1.00%               1.00%    1.00%
 Exchange Fee                                                 None                   None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                                      0.70%               0.70%    0.70%
 12b-1 Fees(3)                                                        1.00%               1.00%    0.50%
 Other Expenses (After Expense Reimbursement)(4)                      0.90%               0.90%    0.90%
                                                     ---------------------      --------------    ------
 Total Fund Operating Expenses                                        2.60%               2.60%    2.10%
                                                     =====================      ==============    ======




                                                       Phoenix-Seneca Mid-Cap
                                                           "EDGE"(sm) Fund
                                                    -----------------------------
                                                    Class X        Class A
                                                     Shares        Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases              None            4.75%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested             None           None
  Dividends
 Deferred Sales Load (as a percentage of original     None           None
  purchase price or redemption proceeds, as
  applicable)
 Early Withdrawal Fee(1)                               1.00%          1.00%
 Exchange Fee                                         None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                       0.80%          0.80%
 12b-1 Fees(3)                                        None            0.25%
 Other Expenses (After Expense Reimbursement)(5)       1.30%          1.65%
                                                     ------         ------
 Total Fund Operating Expenses                         2.10%          2.70%
                                                     ======         ======



                                                            Phoenix-Seneca Mid-Cap "EDGE" sm Fund
                                                    ------------------------------------------------------
                                                           Class B                 Class C        Class M
                                                           Shares                  Shares          Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases                      None                   None          3.50%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested                     None                   None           None
  Dividends
 Deferred Sales Load (as a percentage of original   5% during the first         1% during the       None
  purchase price or redemption proceeds, as         year, decreasing 1%         first year
  applicable)                                       annually to 2%
                                                    during the fourth
                                                    and fifth years;
                                                    decreasing to 0%
                                                    after the fifth year
 Early Withdrawal Fee(1)                                              1.00%               1.00%    1.00%
 Exchange Fee                                                 None                   None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                                      0.80%               0.80%    0.80%
 12b-1 Fees(3)                                                        1.00%               1.00%    0.50%
 Other Expenses (After Expense Reimbursement)(5)                      1.65%               1.65%    1.65%
                                                     ---------------------      --------------    ------
 Total Fund Operating Expenses                                        3.45%               3.45%    2.95%
                                                     =====================      ==============    ======



-----------
(1) Applies only to redemptions (including by exchanges) of shares held less than 90 days. The fee is paid to the Fund and is intended to protect long-term investors from the cost of frequent investments and redemptions by short-term investors. See "Redemption of Shares."
(2) As of the date of this prospectus, only the Class X and Class A Shares had commenced operations. The percentages indicated for the other classes are estimates and actual expenses may be more of less than the amounts shown.
(3) "12b-1 Fees" represent an asset based sales charge that, for long term shareholders, may be higher than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD")
(4) The Adviser has agreed to reimburse the Growth Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of Class X, Class A shares, Class B shares, Class
    C shares and Class M shares exceed 1.25%, 1.85%, 2.60%, 2.60% and 2.10%, respectively, of the average net assets through the fiscal year ended September 30, 1998. Total Fund Operating Expenses for Class X, Class A,
    Class B, Class C and Class M shares are estimated to be [        ],
    respectively, absent such waiver or reimbursement for the fiscal year ended September 30, 1998.
(5) The Adviser has agreed to reimburse the Mid-Cap "EDGE"(SM) Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of Class X, Class A shares, Class B shares, Class C shares and Class M shares exceed 2.10%, 2.70%, 3.45%, 3.45% and 2.95%, respectively, of the average net assets through the fiscal year ended September 30, 1998. Total Fund Operating Expenses for Class X, Class
    A, Class B, Class C and Class M shares are estimated to be [          ],
    respectively, absent such waiver or reimbursement for the fiscal year ended September 30, 1998.

                                                      Phoenix-Seneca Bond Fund
                                                    -----------------------------
                                                    Class X        Class A
                                                     Shares        Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases              None            4.75%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested             None           None
  Dividends
 Deferred Sales Load (as a percentage of original     None           None
  purchase price or redemption proceeds, as
  applicable)
 Early Withdrawal Fee(1)                               1.00%          1.00%
 Exchange Fee                                         None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                       0.50%          0.50%
 12b-1 Fees(3)                                        None            0.25%
 Other Expenses (After Expense Reimbursement)(4)       1.35%          1.70%
                                                     ------         ------
 Total Fund Operating Expenses                         1.85%          2.45%
                                                     ======         ======



                                                           Class B                 Class C        Class M
                                                           Shares                  Shares          Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases                      None                   None          3.50%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested                     None                   None           None
  Dividends
 Deferred Sales Load (as a percentage of original   5% during the first         1% during the       None
  purchase price or redemption proceeds, as         year, decreasing 1%         first year
  applicable)                                       annually to 2%
                                                    during the fourth
                                                    and fifth years;
                                                    decreasing to 0%
                                                    after the fifth year
 Early Withdrawal Fee(1)                                              1.00%               1.00%    1.00%
 Exchange Fee                                                 None                   None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                                      0.50%               0.50%    0.50%
 12b-1 Fees(3)                                                        1.00%               1.00%    0.50%
 Other Expenses (After Expense Reimbursement)(4)                      1.70%               1.70%    1.70%
                                                     ---------------------      --------------    ------
 Total Fund Operating Expenses                                        3.20%               3.20%    2.70%
                                                     =====================      ==============    ======




                                                     Phoenix-Seneca Real Estate
                                                           Securities Fund
                                                    -----------------------------
                                                    Class X        Class A
                                                     Shares        Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases              None            4.75%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested             None           None
  Dividends
 Deferred Sales Load (as a percentage of original     None           None
  purchase price or redemption proceeds, as
  applicable)
 Early Withdrawal Fee(1)                               1.00%          1.00%
 Exchange Fee                                         None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                       0.85%          0.85%
 12b-1 Fees(3)                                        None            0.25%
 Other Expenses (After Expense Reimbursement(5)        1.50%          1.95%
                                                     ------         ------
 Total Fund Operating Expenses                         2.35%          3.05%
                                                     ======         ======



                                                          Phoenix-Seneca Real Estate Securities Fund
                                                    ------------------------------------------------------
                                                           Class B                 Class C        Class M
                                                           Shares                  Shares          Shares
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases                      None                   None          3.50%
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested                     None                   None           None
  Dividends
 Deferred Sales Load (as a percentage of original   5% during the first         1% during the       None
  purchase price or redemption proceeds, as         year, decreasing 1%         first year
  applicable)                                       annually to 2%
                                                    during the fourth
                                                    and fifth years;
                                                    decreasing to 0%
                                                    after the fifth year
 Early Withdrawal Fee(1)                                              1.00%               1.00%    1.00%
 Exchange Fee                                                 None                   None           None
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management Fees                                                      0.85%               0.85%    0.85%
 12b-1 Fees(3)                                                        1.00%               1.00%    0.50%
 Other Expenses (After Expense Reimbursement(5)                       1.95%               1.95%    1.95%
                                                     ---------------------      --------------    ------
 Total Fund Operating Expenses                                        3.80%               3.80%    3.30%
                                                     =====================      ==============    ======



-----------
(1) Applies only to redemptions (including by exchanges) of shares held less than 90 days. The fee is paid to the Fund and is intended to protect long-term investors from the cost of frequent investments and redemptions by short-term investors. See "Redemption of Shares."
(2) As of the date of this prospectus, only the Class X and Class A Shares had commenced operations. The percentages indicated for the other classes are estimates and actual expenses may be more of less than the amounts shown.
(3) "12b-1 Fees" represent an asset based sales charge that, for long term shareholders, may be higher than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD")
(4) The Adviser has agreed to reimburse the Bond Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of Class X, Class A shares, Class B shares, Class C shares and Class M shares exceed 1.85%, 2.45%, 3.20%, 3.20% and 2.70%, respectively, of the average net assets through the fiscal year ended September 30, 1998. Total Fund Operating Expenses for Class X, Class A,
    Class B, Class C and Class M shares are estimated to be [            ],
    respectively, absent such waiver or reimbursement for the fiscal year ended September 30, 1998.
(5) The Adviser has agreed to reimburse the Real Estate Securities Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of Class X, Class A shares, Class B shares, Class C shares and Class M shares exceed 2.35%, 3.05%, 3.80%, 3.80% and 3.30%, respectively, of the average net assets through the fiscal year ended September 30, 1998. Total Fund Operating Expenses for Class X, Class A, Class B, Class C and Class M shares are estimated to be
    [            ], respectively absent such waiver or reimbursement for the fiscal year ended September 30, 1998.

Example*:



                                                                           Cumulative Expenses Paid for the Period
                                                                          1 Year     3 Years     5 Years     10 Years
                                                                         --------   ---------   ---------   ---------
An investor would pay the following expenses on a hypothetical $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
Phoenix-Seneca Growth Fund
   Class X Shares
   Class A Shares
   Class B Shares
   Class C Shares
   Class M Shares
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund
   Class X Shares
   Class A Shares
   Class B Shares
   Class C Shares
   Class M Shares
Phoenix-Seneca Bond Fund
   Class X Shares
   Class A Shares
   Class B Shares
   Class C Shares
   Class M Shares
Phoenix-Seneca Real Estate Securities Fund
   Class X Shares
   Class A Shares
   Class B Shares
   Class C Shares
   Class M Shares




                                                                     Cumulative Expenses Paid for the Period
                                                                    1 Year     3 Years     5 Years     10 Years
                                                                   --------   ---------   ---------   ---------
An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each period:
Phoenix-Seneca Growth Fund
   Class X Shares
    Class A Shares
   Class B Shares
    Class C Shares
   Class M Shares
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund
   Class X Shares
    Class A Shares
   Class B Shares
    Class C Shares
   Class M Shares
Phoenix-Seneca Bond Fund
   Class X Shares
    Class A Shares
   Class B Shares
    Class C Shares
   Class M Shares
Phoenix-Seneca Real Estate Securities Fund
   Class X Shares
    Class A Shares
   Class B Shares
    Class C Shares
   Class M Shares



     *The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. See "Management of the Funds," "Distribution Plans" and "How to Buy Shares."

                              FINANCIAL HIGHLIGHTS

     The following financial highlights covering the periods from commencement of operations of each Fund through September 30, 1997 have been audited by Deloitte & Touche LLP, independent public accountants, whose report thereon appears in the Funds' annual report. The financial statements and financial highlights are incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge.


            Phoenix-Seneca Funds--Class "X" (Institutional) Shares (selected data for a share outstanding throughout the indicated period)





                                                                                        Real Estate
                                                        Bond Fund                     Securities Fund
                                                Year           Period             Year           Period
                                                Ended          Ended              Ended           Ended
                                            September 30,  September 30,      September 30,   September 30,
                                                1997           1996*              1997            1996*
                                            --------------- ----------------- --------------- ---------------
Net Asset Value at Beginning of Period  ...   $    10.09     $    10.00        $     11.10    $    10.00
                                              ----------     ----------        -----------    ----------
Income from Investment Operations:
 Net Investment Income(1)   ...............         0.62           0.31               0.13          0.13
 Net Realized and Unrealized Gain on
 Investments    ...........................         0.47           0.08               3.77          1.10
                                              ----------     ----------        -----------    ----------
  Total from Investment Operations   ......         1.09           0.39               3.90          1.23
                                              ----------     ----------        -----------    ----------
Distributions to Shareholders from
 Net Investment Income   ..................        (0.69)         (0.30)             (0.28)        (0.13)
 Net Realized Gains   .....................        (0.02)            --              (0.01)           --
                                              ----------     ----------        -----------    ----------
  Total Distribution  .....................        (0.71)         (0.30)             (0.29)        (0.13)
                                              ----------     ----------        -----------    ----------
Net Asset Value at End of Period  .........   $    10.47     $    10.09        $     14.71    $    11.10
                                              ==========     ==========        ===========    ==========
Total Return(2)    ........................        11.26%          4.02%             35.44%        12.39%
Ratios & Supplemental Data
 Net Assets at End of Period   ............   $8,922,161     $3,926,664        $28,192,515    $1,073,080
 Ratio of Operating Expenses to Average
 Net Assets(3)  ...........................         1.53%          0.56%(3)           1.99%         1.00%(3)
Ratio of Operating Expenses to Average Net
 Assets(4)   ..............................         3.41%          9.31%(3)           1.99%        53.04%(3)
Ratio of Net Investment Income
 (Loss) to Average Net Assets  ............         6.31%          7.54%(3)           2.38%         4.39%(3)
Portfolio Turnover Rate  ..................        99.68%         52.82%             75.68%        30.70%
Average Commission Rate(5)  ...............       N/A            N/A           $    0.0559    $   0.0564



                                                                                          Mid-Cap
                                                       Growth Fund                    "EDGE"(SM) Fund
                                            ---------------------------------- ---------------------------------
                                                Year           Period              Year           Period
                                                Ended           Ended              Ended           Ended
                                            September 30,   September 30,      September 30,   September 30,
                                                1997            1996*              1997            1996*
                                            --------------- ------------------ --------------- -----------------
Net Asset Value at Beginning of Period  ...  $     13.74     $     10.00        $    14.97      $    10.00
                                             -----------     -----------        ------------    ----------
Income from Investment Operations:
 Net Investment Income(1)   ...............         0.03            0.03             (0.17)           0.01
 Net Realized and Unrealized Gain on
 Investments    ...........................         3.50            3.71              1.84            4.96
                                             -----------     -----------        ------------    ----------
  Total from Investment Operations   ......         3.53            3.74              1.67            4.97
                                             -----------     -----------        ------------    ----------
Distributions to Shareholders from
 Net Investment Income   ..................        (0.07)             --             (0.07)             --
 Net Realized Gains   .....................        (0.77)             --             (0.10)             --
                                             -----------     -----------        ------------    ----------
  Total Distribution  .....................        (0.84)             --             (0.17)             --
                                             -----------     -----------        ------------    ----------
Net Asset Value at End of Period  .........  $     16.43     $     13.74        $    16.47      $    14.97
                                             ===========     ===========        ============    ==========
Total Return(2)    ........................        27.27%          37.40%            11.39%          49.70%
Ratios & Supplemental Data
 Net Assets at End of Period   ............  $34,092,888     $12,919,525        $9,390,224      $7,427,656
 Ratio of Operating Expenses to Average
 Net Assets(3)  ...........................         1.52%           0.81%(3)          1.74%           0.90%(3)
Ratio of Operating Expenses to Average Net
 Assets(4)   ..............................         1.52%           3.49%(3)          2.77%           5.73%(3)
Ratio of Net Investment Income
 (Loss) to Average Net Assets  ............         0.31%           0.76%(3)         (0.97)%          0.27%(3)
Portfolio Turnover Rate  ..................       145.69%          87.66%           283.60%          72.34%
Average Commission Rate(5)  ...............  $    0.0595     $    0.0598        $   0.0580      $   0.0595



* The Growth, Mid-Cap "EDGE"SM, Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.
(1) Net investment income/loss is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager. If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $0.47 and $(0.05) for the Bond Fund; $0.13 and $(1.45) for the Real Estate Securities Fund; $0.03 and $(0.09) for the Growth Fund; $(0.33) and $(0.19) for the Mid-Cap "Edge"(SM) Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) The Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

             Phoenix-Seneca Funds--Class "A" (Administrative) Shares (selected data for a share outstanding throughout the indicated period)





                                                                    Real Estate
                                             Bond Fund            Securities Fund
                                           --------------- ------------------------------
                                              Period           Year          Period
                                               Ended          Ended           Ended
                                           September 30,   September 30   September 30,
                                               1996            1997           1996*
                                           --------------- -------------- ---------------
Net Asset Value at Beginning of Period     $    10.00       $    11.08    $    10.00
                                           ----------       ----------    ----------
Income from Investment Operations:
 Net Investment Income(1)  ...............       0.29             0.03          0.13
 Net Realized and Unrealized Gain on
 Investments   ...........................       0.09             3.78          1.08
                                           ----------       ----------    ----------
  Total from Investment Operations  ......       0.38             3.81          1.21
                                           ----------       ----------    ----------
Distributions to Shareholders from
 Net Investment Income  ..................      (0.29)           (0.20)        (0.13)
 In Excess of Net Investment Income    ...         --               --            --
 Net realized gains  .....................         --            (0.01)           --
                                           ----------       ----------    ----------
  Total distribution    ..................      (0.29)           (0.21)        (0.13)
                                           ----------       ----------    ----------
Net Asset Value at End of Period    ...... $    10.09       $    14.68    $    11.08
                                           ==========       ==========    ==========
 Total Return(2)  ........................       3.86%           34.54%        12.22%
Ratios & Supplemental Data
 Net Assets at End of Period  ............ $  195,930       $3,175,932    $  222,483
 Ratio of Operating Expenses to Average
 Net Assets(3)    ........................       1.21%(3)         2.91%         1.65%(3)
 Ratio of Operatiang Expenses to Average
 Net Assets(3)(4)    .....................      39.23%            3.79%        73.01%
 Ratio of Net Investment Income (Loss) to
 Average Net Assets(3)  ..................       6.46%            1.37%         4.61%
 Portfolio Turnover Rate   ...............      52.82%           75.68%        30.70%
 Average Commission Rate(5)   ............     N/A          $   0.0559    $   0.0564



                                                                                   Mid-Cap
                                                     Growth Fund                "Edge"(SM) Fund
                                           ------------------------------- ---------------------------------
                                               Year           Period           Year           Period
                                               Ended           Ended           Ended           Ended
                                           September 30,   September 30,   September 30,   September 30,
                                               1997            1996*           1997            1996*
                                           --------------- --------------- --------------- -----------------
Net Asset Value at Beginning of Period      $    13.63     $     10.00      $    14.94     $      10.00
                                            ------------   -----------      ------------   -----------
Income from Investment Operations:
 Net Investment Income(1)  ...............       (0.08)             --           (0.25)           (0.01)
 Net Realized and Unrealized Gain on
 Investments   ...........................        3.50            3.63            1.90             4.95
                                            ------------   -----------      ------------   -----------
  Total from Investment Operations  ......        3.42            3.63            1.65             4.94
                                            ------------   -----------      ------------   -----------
Distributions to Shareholders from
 Net Investment Income  ..................          --              --              --               --
 In Excess of Net Investment Income    ...          --              --              --               --
 Net realized gains  .....................       (0.77)             --           (0.10)              --
                                            ------------   -----------      ------------   -----------
  Total distribution    ..................       (0.77)             --           (0.10)              --
                                            ------------   -----------      ------------   -----------
Net Asset Value at End of Period    ......  $    16.28     $     13.63      $    16.49     $      14.94
                                            ============   ===========      ============   ===========
 Total Return(2)  ........................       26.51%          36.30%          11.25%           49.30%
Ratios & Supplemental Data
 Net Assets at End of Period  ............  $6,013,427     $   466,401      $2,419,475     $  1,355,493
 Ratio of Operating Expenses to Average
 Net Assets(3)    ........................        2.48%           1.46%(3)        2.37%            1.55%(3)
 Ratio of Operatiang Expenses to Average
 Net Assets(3)(4)    .....................        2.63%          14.01%(3)        4.32%            9.73%(3)
 Ratio of Net Investment Income (Loss) to
 Average Net Assets(3)  ..................       (0.62)%          0.16%(3)       (1.60)%          (0.46)%(3)
 Portfolio Turnover Rate   ...............      145.69%          87.66%         283.60%           72.34%
 Average Commission Rate(5)   ............  $   0.0595     $    0.0598      $   0.0580     $     0.0595



 * The Growth, Mid-Cap "EDGE"SM, Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996 and March 12, 1996, respectively.
** As of December 26, 1996, the Bond Administrataive Shares merged with Bond
   Institutional Shares.
(1) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager. If the Investment Manager had not waived fees and reimbursed expenses, net investment income/loss per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $(0.09) and $(0.34) for the Growth Fund; $(0.55) and $(0.20) for Mid-Cap "Edge"(SM) Fund; $(0.04) and $(1.96) for the Real Estate Securities Fund and $(1.41) for the Bond Fund for the period ended September 30, 1996.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                            PERFORMANCE INFORMATION

     Each Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. Both yield and total return figures are computed separately for each Class of Shares of each Fund in accordance with formulas specified by the Securities and Exchange Commission and are based on historical earnings and are not intended to indicate future performance.

     The yield of each Fund will be computed by dividing the Fund's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Fund's yield.

     Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compound rate of return of a hypothetical investment in such Class of Shares over a period of 1, 5 and 10 years (or up to the life of the Fund). Standardized total return quotations reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A and M Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid. Each Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. In addition, each Fund may from time to time publish materials citing historical volatility for shares of that Fund.

     Each Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare that Fund's performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500, S&P Mid-Cap Index, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange or traded over the NASDAQ National Market System.

     Advertisements, sales literature and other communications may contain information about a Fund or Adviser's current investment strategies and management style. Current strategies and style may change to allow a Fund to respond quickly to changing market and economic conditions. From time to time, a Fund may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, a Fund may separate its cumulative and average annual returns into income and capital gains components.

     Performance information for a Fund reflects only the performance of a hypothetical investment in Class X, Class A, Class B, Class C or Class M Shares of the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of its portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for each Fund, see the Statement of Additional Information ("SAI").

     The Trust's Annual Report, available upon request and without charge, will contain a discussion of the performance of each Fund and a comparison of that performance to a securities market index.


                                  MANAGEMENT

     Overall responsibility for the management and supervision of the Trust and the Funds rests with the Trustees of Phoenix-Seneca Funds (the "Trustees"). PIC's services under its Investment Management Agreement and PEPCO's services under the Administrative Services Agreement with the Trust are subject to the direction of the Trustees. Seneca's services under the Subadvisory Agreement are subject to the direction of both the Trustees and PIC.

     Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser for the Phoenix-Seneca Funds pursuant to an Investment Advisory Agreement. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to the Phoenix-Seneca Funds, PIC also serves as investment adviser to other entities including Phoenix Duff & Phelps Institutional Mutual Funds (except Enhanced Reserves Portfolio and Real Estate Equity Securities Portfolio), Phoenix Series Fund, Phoenix Multi-Portfolio Fund (all portfolios other than the

Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (all funds except Phoenix Equity Opportunities Fund), Phoenix Equity Series Fund, Phoenix Investment Trust 97 and The Phoenix Edge Series Fund (all series other than the Real Estate Securities Series and Aberdeen New Asia Series) and as subadviser to the SunAmerica Series Trust, among other investment advisory clients. As of December 31, 1996, PIC had approximately $18.2 billion in assets under management.

     All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("PEPCO"), a subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff & Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries.

     The Funds' investment subadviser is Seneca Capital Management, LLC ("Seneca"). Its principal offices are located at 909 Montgomery Street, San Francisco, California 94133. Under a Subadvisory Agreement with PIC and the Trust, Seneca's duties to each Fund include: (1) supervising and managing the investments of that Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the investment objective, strategies, and policies of that Fund and comply with government regulations.

     PEPCO has also entered into an Administrative Services Agreement with the Trust under which it performs, or arranges for the performance of, the following services, among others: (1) providing the Funds with administrative and clerical services; (2) overseeing the maintenance of the Funds' books and records by the Funds' custodian; (3) preparing the Funds' income tax returns;
(4) registering the Funds' shares with those states and other jurisdictions where shares are offered or sold; (5) initial preparation and filing of proxy materials and reports to Fund shareholders and the Securities and Exchange Commission ("SEC") and (6) providing the personnel and all necessary office equipment to perform the foregoing services. PEPCO has entered into an agreement with State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 01701, pursuant to which State Street will perform substantially all of those services.

     For more information about the Adviser, Subadviser, Administrator and their functions, see "Investment Adviser Subadviser and Administrator."

The Custodian and Transfer Agent
     The custodian of the assets of the Trust is Investors Fiduciary Trust Company at 127 West 10th Street, Kansas City, Missouri 64105. The Trust has authorized the custodian to appoint one or more subcustodians for the assets of the Trust held outside the United States.

     Pursuant to a Transfer Agent and Service Agreement with the Phoenix-Seneca Funds, PEPCO acts as transfer agent for the Trust (the "Transfer Agent") for which it is paid $19.25 for daily dividend accounts and $14.95 for non-daily dividend shareholder accounts plus out-of-pocket expenses. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by PEPCO.



                            THE PHOENIX-SENECA FUNDS
                                   IN DETAIL

     Fund Objectives, Strategies and Policies. The investment objectives, strategies, and policies of each Fund are described below. There can be no assurance that these objectives will be met. The "Investment Practices and Risk Considerations" section describes in greater detail some specific risks of the types of securities in which the Funds invest and practices in which the Funds may engage.

     Fundamental Policies. An investment policy that a Fund has adopted as "fundamental" may be changed only with the approval of a majority of shareholders. Most of the strategies and policies described below and described in the SAI are not fundamental. This means those strategies and policies may be changed by the Trustees without shareholder approval. See "Investment Restrictions" in the SAI for more information concerning the fundamental and non-fundamental investment policies of the Funds.


                         PHOENIX-SENECA GROWTH FUND and
                             PHOENIX-SENECA MID-CAP
                                 "EDGE"(SM) FUND

     Investment Objective: Capital appreciation; production of income is incidental. The Phoenix-Seneca Growth Fund seeks appreciation greater than that of the S&P 500 Index and the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund seeks appreciation greater than that of the S&P Mid-Cap Index.

     Investment Strategies and Policies. Each of these Funds invests primarily in common stocks of growth companies that meet certain fundamental standards and that the Investment Adviser believes have the potential for above average market appreciation. These Funds generally invest at least 65% of their assets in common stocks. The Phoenix-Seneca Growth Fund has no limitations as to the market capitalizations of companies in which it invests, but generally focuses a portion of its portfolio on large, well-known companies, many with market capitalizations in excess of $5 billion, that have an established history of profitability and/or dividend payment. The Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund generally invests at least 65% of its assets in companies with market capitalizations between $500 million and $5 billion, although it may at times have significant investments in companies with higher or lower market capitalizations. At times, both Funds may invest in some of the same securities.

     In evaluating companies' potential for market appreciation, the Investment Adviser seeks companies that, among other things, it believes will demonstrate greater long-term earnings growth than the average company included in, for the Phoenix-Seneca Growth Fund, the S&P 500 or, for the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, the S&P Mid-Cap Index. This approach is based on the belief that growth in a company's earnings will correlate with growth in the price of its stock. The Investment Adviser seeks to identify companies that have the most attractive earnings prospects and favorable valuations. Although this analysis stresses the long-term potential for earnings growth, these Funds may buy securities in anticipation of relatively short-term price gains and may engage in other opportunistic trading activities.


     These Funds may also invest in preferred stocks, warrants, and debt instruments, including bonds convertible into common stocks. When the Investment Adviser determines that market conditions warrant, the Funds may invest without limit in cash and cash equivalents for temporary defensive purposes, although this is not expected to occur routinely. These Funds may engage in hedging transactions using, among other things, options and futures contracts. See "Investment Practices and Risk Considerations--Options, Futures, and Other Derivatives."


     These Funds may invest as much as 20% of their assets in foreign securities if those securities meet the same criteria for the Funds' investments in general. At times the Funds may have no foreign investments. Generally, the Funds' foreign investments will be made through American depositary receipts ("ADRs") or stocks of foreign issuers that are traded directly on U.S. securities exchanges or in the Nasdaq Stock Market.


     To enable the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund to invest effectively in companies with small- to medium-sized market capitalizations, the Trust currently does not expect to offer shares of that Fund to the public at any time when the net assets of the Fund exceed $500 million. This limit is subject to change.

     As these Funds invest primarily in common stocks, their investments are subject to stock market price volatility. The Funds are intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in pursuit of long-term capital growth. Prices of securities issued by medium-capitalization companies are often more volatile than those of large, well-established companies, in part because of the relatively fewer shares available and the potential for developments in a smaller company's business to have a relatively greater impact on its earnings and revenues than developments in the business of larger companies. In addition, the risk of insolvency (with attendant losses to shareholders) is greater for smaller companies than for larger companies. As a result, because of its investment focus on companies with medium-capitalizations, the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund's performance can be expected to be more volatile than that of the Phoenix-Seneca Growth Fund.

                           PHOENIX-SENECA BOND FUND

     Investment Objective: High total return--both current income and capital appreciation. This Fund seeks to outperform the Lehman Brothers
Government/Corporate Index.


     Investment Strategies and Policies. This Fund invests in a diversified portfolio of corporate bonds and other debt securities. It normally maintains a dollar-weighted average maturity of between two and ten years, although maturities of individual securities may be significantly longer. The Fund also generally seeks to maintain a dollar-weighted average duration of between two and eight years. The Investment Adviser actively manages this Fund's portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, the Investment Adviser may shorten the portfolio's average maturity to reduce the effect of bond price declines on the Fund's net asset value. Conversely, when interest rates are falling and bond prices are rising, the Fund may lengthen its average maturity. The Investment Manager also considers bond performance in particular industry sectors and individual issue characteristics and may engage in opportunistic trading activities.


     The Fund's investments may include securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly-traded and privately-placed corporate securities, and municipal obligations. The Fund may also invest in mortgage-backed securities issued by various federal agencies and government-sponsored enterprises and in other mortgage-related or asset-backed securities. Investments in mortgage-related and other asset-backed securities can be subject to the risk of early repayment of principal. For more information, see "Investment Practices and Risk Considerations--Mortgage-Backed and Asset-Backed Securities" and the SAI.



     "Duration" is an important criterion in selecting securities for this Fund. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (the "interest rate risk" or "volatility" of the security). But "term to maturity" measures only the time until a security provides its final payment, taking no account of the pattern of payments before maturity. Duration is a measure of the expected life of a debt security on a present-value basis, incorporating a bond's yield, coupon interest payments, final maturity, and call features into one measure. It takes the length of the time intervals between the present time and the time that interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future time. For any debt security with interest payments occurring before the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest on a security, the longer the security's duration. Conversely, the higher the stated or coupon rate of interest, the shorter the duration.

     There are situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years. However, their interest rate exposure corresponds to the frequency of the coupon reset. With mortgage pass-through securities, the stated final maturity is generally 30 years, but currently expected prepayment rates are more critical in determining the securities' interest rate exposure.


The Fund invests at least 65% of its assets in investment-grade bonds (i.e., rated Baa or higher by Moody's Investors Service ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P")), although it may invest to a lesser extent in securities rated as low as B by Moody's or S&P. The Fund may also invest in unrated securities of similar qualities, as determined by the Investment Adviser.

     In general, lower-rated bonds, which will be a lesser component of this Fund, offer higher returns than investment-grade bonds, but they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) greater price volatility. The Fund will not purchase below-investment-grade securities when the purchase would increase the Fund's holdings of such securities to 35% or more of the Portfolio's value. If the Fund owns a security that was "investment-grade" when the Fund acquired it but the security is downgraded by a ratings service, the Fund may or may not choose to sell the security. This depends on the Investment Adviser's assessment of the issuer's prospects. See "General Information--Summary of Bond Ratings" for a description of bond ratings and "Investment Practices and Risk Considerations--Below-Investment-Grade Securities" for a discussion of some of the risks involved in investments in low-rated bonds.

     The Fund may invest as much as 20% of its assets in securities of issuers organized in jurisdictions outside the United States if they meet the same criteria described above for the Fund's investments in general. At times the Fund may have no foreign investments. See "Investment Practices and Risk Considerations--Foreign Securities."


     This Fund ordinarily invests in common stock only as a result of conversion of bonds, exercise of warrants, or extraordinary business events.



                  PHOENIX-SENECA REAL ESTATE SECURITIES FUND

     Investment Objective: High total return, both current income and long-term capital appreciation, through investments in REITs and real estate-related securities.


     Investment Strategies and Policies. This Fund generally invests at least 65% of its assets in equity or debt securities of issuers that are principally engaged in businesses in the United States real estate industry or in related businesses. An issuer is considered "principally" engaged in such a business if at least 50% of the issuer's assets, gross income, or net income are attributable to ownership, construction, management, or sale of real estate located in the United States, or to products or services related to the real estate industry. Examples of issuers participating directly in the real estate industry include equity REITs (which own real estate directly), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), other companies whose assets consist substantially of real property and interests in real property, real estate brokers and developers and companies that manage real estate. Issuers are not considered to be participating in the real estate industry simply because they own significant amounts of real estate if such ownership is incidental to another business unrelated to real estate. Examples of issuers whose products or services are related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that originate or service mortgage loans.

     This Fund generally focuses on investments in common stocks but also may invest in debt securities of REITs and other real estate-related issuers, preferred stocks, convertible securities, warrants, and publicly-traded limited partnerships that invest in real estate. In addition, the Fund may invest up to 35% of its assets in equity and debt securities outside the real estate industry or related businesses. Investments in debt securities are primarily limited to investment-grade securities; the Fund may not invest 35% or more of its assets in securities rated lower than BBB by S&P or Baa by Moody's and unrated debt securities that the Adviser considers to be of comparable quality. In general, lower-rated debt securities offer higher returns than investment-grade bonds but also carry higher risks. See "General Information--Summary of Bond Ratings" for a description of bond ratings and "Investment Practices and Risk Considerations--Below-Investment Grade Securities" for a discussion of some of the risks involved in investments in low-rated debt securities.

     This Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by that Act in the proportion of its assets it may invest in the securities of any single issuer. The Fund does, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the securities of a small number of issuers and, as a result, may be subject to a greater risk as to portfolio securities. If the Fund takes concentrated positions in a small number of issuers, its return may fluctuate more than that of a diversified company as a result of changes in the price of any of those securities.

     This Fund does not make direct investments in real estate. However, because it may invest in debt securities of issuers primarily engaged in real estate ownership, it is possible that the Fund could become the direct owner of real estate as a result of a default on those securities. Rental income or income from the disposition of such assets could adversely affect the Fund's status as a regulated investment company for Federal income tax purposes. See "Income Tax Considerations."



                              INVESTMENT PRACTICES
                            AND RISK CONSIDERATIONS

     Portfolio Turnover. The rate of portfolio turnover generally is not important in investment decisionmaking for any of the Funds. Decisions to buy and sell securities are based on the anticipated contribution of a security to achievement of a Fund's investment objectives. Sales can result from, for example, securities reaching a price objective, anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments. The Funds may sell one security and simultaneously buy another of comparable quality and may simultaneously buy and sell the same security to take advantage of short-term differences in bond yields. Funds may buy individual securities in anticipation of relatively short-term price gains. A Fund's liquidity needs may also necessitate sales. Because these factors generally are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

     The total portfolio turnover rate of each Fund for the period ended September 30, 1997, is shown in the Financial Highlights table that appears earlier in this Prospectus. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one-year period.


     While portfolio transactions are necessary to achieve a Fund's investment objectives, a high level of turnover entails certain costs. The higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other direct transaction costs. High turnover can also result in acceleration of the realization of gains, which may be short-term in nature and thus taxable to shareholders at ordinary rates. In any particular period a Fund's turnover rate may be higher than that of other mutual funds with similar investment objectives.


     Certain tax considerations can restrict a Fund's ability to sell securities in some circumstances when those securities have been held for less than three months. See "Income Tax Considerations" and the SAI.


     Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with whom the Funds may enter into repurchase agreements.


     The securities underlying repurchase agreements are not subject to the average weighted maturity or duration restrictions otherwise applicable to the Phoenix-Seneca Bond Fund's investments. The Funds will limit repurchase agreements to securities issued by the United States Government, its agencies, and its instrumentalities.


     Reverse Repurchase Agreements; Borrowing. Funds may enter into reverse repurchase agreements and "dollar roll" transactions with selected banks, U.S. securities dealers and other financial institutions. In a reverse repurchase agreement, a Fund sells securities and simultaneously agrees to repurchase them at a price that reflects an agreed-upon rate of interest. A dollar roll transaction is similar to a reverse repurchase agreement, except that the counterparty is not required to deliver the same security to the Fund that it received (or had the right to receive) from the Fund, but may deliver a substantially identical security to the Fund upon the closing of the transaction. Funds will use the proceeds of reverse repurchase agreements and dollar rolls to make other investments that either mature or are subject to an agreement to resell at or before the date the reverse repurchase agreement or dollar roll expires. When a Fund enters into a reverse repurchase agreement or dollar roll transaction, it will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to its repurchase obligation under the agreement. Reverse repurchase agreements and dollar rolls are a form of leverage that increases the opportunity for gain and the risk of loss for a given change in market value. There may also be a risk of delay in the recovery of the underlying securities if the counterparty experiences financial difficulties.

     Each Fund may borrow money from banks and, to secure borrowings, may mortgage or pledge securities. A Fund may incur such borrowings, together with amounts borrowed through reverse repurchase agreements and dollar rolls, up to one-third of the Fund's net assets. These limitations on borrowings are a fundamental policy of the Funds. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.


     Below-Investment-Grade Securities. No Fund may invest 35% or more of its net assets in debt securities that are rated below "investment grade" by S&P or Moody's. A Fund will not invest in securities rated lower than B by S&P or Moody's or unrated securities whose quality the Investment Adviser determines to be lower than those ratings. "Investment grade" refers to securities rated BBB or better by S&P or Baa or better by Moody's. Below-investment-grade securities (so-called "junk bonds") generally pay higher current income but may be considered speculative because they present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, a Fund would lose income and could expect a decline in the market value of the securities affected. Prices of such securities tend to react more to prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon rates than to small changes in prevailing interest rates. However, during an economic downturn or a period of rising interest rates, issuers of these securities, generally highly-leveraged companies, can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.



     Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The Investment Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security. Unrated debt securities are included in Phoenix-Seneca Bond Fund's 35% limit on below-investment-grade debt unless the Investment Adviser determines those securities to be the equivalent of investment-grade securities. See "General Information--Summary of Bond Ratings" and the SAI for a description of bond rating categories.

     REITs and Other Real Estate-Related Investments. The value of investments in issuers that hold real estate, particularly equity REITs, may be affected by changes in the values of real properties owned by the issuers, and the value of investments in mortgage REITs may also be affected by the quality of the credit they have extended. Investments in businesses related to the real estate industry may also be affected by changes in the value of real estate generally or in particular geographical areas in which the businesses operate primarily. Interest rates can be a significant factor both in real estate values and in related businesses. Increases in interest rates can cause or contribute to declines in real estate prices and can cause slowdowns in such related businesses as real estate sales and construction.

     Investing in REITs, particularly equity REITs, may also involve risks similar to those associated with small-capitalization companies, in that their securities may trade less frequently and in a lower volume than those of larger-capitalization companies and may be subject to abrupt and large price movements. At times, the market price of a REIT's securities may be less than the value of its investments in real estate. REITs often are not diversified and are therefore subject to the risk of financing a limited number of projects or properties. REITs depend on the skills of their management and are often heavily dependent on cash flow from properties. Mortgage REITs are subject to risks of default by borrowers. Some REITs are "self-liquidating"--i.e., their existence is limited to a specific term--and present the risk of liquidating at a time that is not economically opportune for their investors. REITs also run the risks of failing to qualify for special tax treatment under the Code and of maintaining exemptions under the 1940 Act.


     Delayed Delivery Transactions. Funds may sometimes purchase or sell securities on a when-issued or forward commitment basis. In such "delayed delivery" transactions, the price of securities is established at the time the commitment to purchase or sell is made. Delivery of and payment for these securities typically occur up to 90 days after the commitment is made. The market price of a security at the time of delivery may be higher or lower than the price contracted for, and there is some risk the transaction may not be consummated. When a Fund makes a commitment to buy securities on a forward commitment or when-issued basis, it will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to the commitments.


     Short Sales. A Fund may sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against the box." These transactions allow a Fund to hedge against price fluctuations by locking in a sale price for securities the Fund does not wish to sell immediately, for example, to postpone recognition of a gain or loss for federal income tax purposes or satisfy certain tests applicable to regulated investment companies under the Code. Subject to restrictions (if any) imposed by state law, a Fund may also sell securities that it does not own or have the right to acquire. When a Fund does so, it will maintain with its custodian in a segregated account cash or high-quality liquid debt securities in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker in connection with the short sale (not including the proceeds of the short sale). It is currently expected that a Fund will not sell securities short if, as a result, the total amount of all "open" short positions would exceed one-third of the value of the Fund. This limitation may be changed at any time.


     Illiquid Securities. A Fund may invest up to 15% of its net assets in illiquid securities--securities that may not be sold within seven days at approximately the price used in determining the Fund's net asset value. Securities may be illiquid when they are held subject to legal or contractual restrictions on resale, usually because they have not been registered for sale to the general public ("restricted securities"), or when there is a limited market for them. Repurchase agreements that mature in more than seven days are considered illiquid securities.


     Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Federal Securities Act of 1933 may not be considered illiquid if a sufficient dealer or institutional trading market exists for them. The Investment Adviser is responsible for determining whether such a market exists as to Rule 144A securities, and whether such securities must be considered illiquid, under guidelines approved by the Trustees. Institutional trading markets for Rule 144A securities are relatively new. Liquidity of the Funds' investments could be impaired if trading markets for these securities do not develop further or decline.

     Foreign Securities. Each Fund may invest in securities, including U.S. dollar- or foreign currency-denominated debt securities, of foreign issuers. Foreign equity investments are generally limited to securities traded on U.S. exchanges or in the Nasdaq Stock Market and ADRs evidencing ownership of foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.

     Securities of foreign issuers involve different, and sometimes greater, risks than securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, as to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Fund.


     Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds, particularly the Phoenix-Seneca Bond Fund, may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute "derivatives" transactions. See "Options, Futures, and Other Derivatives."


     Lending Securities. As a way to earn additional income, each of the Funds may lend its portfolio securities to creditworthy persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities lent. Under the terms of these loans, a Fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities lent and interest on the investment of the collateral and must have the right to call the loan and obtain the securities lent at any time on five trading days' notice. This includes the right to call the loan to enable the Fund to exercise its voting rights. Such loans may not exceed one-third of the lending Fund's net assets at market value. This percentage limitation constitutes a "fundamental" policy that can be changed only by a vote of a majority of shareholders. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

     Options, Futures, Swaps and Other Derivatives. The Funds may buy and write call and put options on securities, securities indices, and foreign currencies, and may enter into futures contracts and use options on futures contracts. The Funds may also enter into swap agreements relating to interest rates, foreign currencies, and securities indices and forward foreign currency contracts. All of these may be referred to as "derivatives" transactions. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt securities (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions) to avoid "leveraging" the Fund.


     Gains and losses on "derivatives" transactions depend on the Investment Adviser's ability to predict correctly the direction of interests rates, securities prices, currency exchange rates, or other factors. Risks in the use of these derivatives include: a) the risk that interest rates, securities prices, or currency exchange rates or other factors affecting the value of the Fund's investments do not move in the directions being hedged against, in which case the Fund will have incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. In particular, the risk of loss from certain types of futures transactions is potentially unlimited. More information on derivatives is contained in the SAI.

     Mortgage-Backed and Asset-Backed Securities. Each Fund may invest in mortgage-backed and other asset-backed securities. The Phoenix-Seneca Bond Fund and the Phoenix-Seneca Real Estate Securities Fund are more likely to invest in such securities than the other Funds. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. They include pass-through instruments, representing an undivided interest in a pool of mortgages, in which the holder receives a share of all interest and principal payments from the mortgages in the pool. For many of these securities, the U.S. government, the issuing agency, or a private entity guarantees payment of interest and principal or provides other forms of credit enhancement. Some mortgage pass-through securities entitle the holders to all or a substantial portion of the interest payments on a pool of mortgage assets ("Interest Only" securities, or "IOs") while others entitle the holders to all or a substantial portion of the principal payments ("Principal Only" securities or "POs"). Mortgage-backed securities also include collateralized mortgage obligations ("CMOs"), a term that generally includes debt instruments collateralized by mortgage loans or mortgage pass-through securities and multi-class pass-through securities. CMO's are generally issued in classes, each representing an obligation with a stated maturity or final distribution date and a specific fixed or floating coupon rate. Payments of principal and interest on the underlying mortgage assets may be allocated among the classes in various ways, resulting in differing predictability of cash flows among the classes. Other asset-backed securities apply techniques similar to those used in mortgage-backed securities to base obligations on financial assets other than mortgages, including automobile receivables, credit card receivables, loans to finance boats, recreational vehicles, and mobile homes, computer, copier, railcar, and medical equipment leases, and trade, healthcare, and franchise receivables.

Part of the cash flow of mortgage-backed or other asset-backed securities may be from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments are difficult to predict, creating "prepayment risk." For mortgage-related securities, prepayments are likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, a Fund may be required to invest these proceeds at a lower interest rate, causing the Fund to earn less than if the prepayments had not occurred. Prepayments are likely to decrease during periods of rising interest rates, causing the expected average life of mortgage-related securities to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise. In general, the obligations supporting other asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, the risks relating to default may be greater.


     The Investment Adviser expects additional assets will be "securitized" in the future. A Fund may invest in any such instruments or variations on them to the extent consistent with the Fund's investment objectives and policies.


     Structured Securities. The Funds may invest in debt securities, preferred stock, or convertible securities, the principal amount, redemption terms, or conversion terms of which are related to a specified securities or other index, the market prices of specified securities, commodities, or other assets, or specified foreign currency exchange rates. These securities are sometimes referred to as "structured notes," "structured securities," or "asset-based" securities. A Fund's investments in these securities are subject to the limits as to quality that are applicable to debt securities generally. If a structured security is backed by a bank letter of credit or other credit enhancement, a Fund may take the enhancement into account in assessing the quality of the security. The prices of structured securities have historically been subject to high volatility and their interest or dividend rates may at times be substantially below prevailing market rates.


     Zero Coupon Bonds. Each Fund may invest in zero coupon bonds and "strips." The Phoenix-Seneca Bond Fund is more likely to invest in such securities than the other Funds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum that represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons have been "stripped" away and traded separately after the securities are issued, and are therefore generally comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.


     Variable Rate, Floating Rate, or Variable Amount Securities. Each Fund may invest in variable rate, floating rate, or variable amount securities. These are generally short-term unsecured obligations of private issuers. They are generally interest-bearing notes on which the interest rate fluctuates on a scheduled basis.

     Investments in Other Investment Companies. Each Fund may invest up to 10% of its total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, a Fund may not purchase more than 3% of the securities of any one investment company. Investments in other investment companies involve investment management, distribution, and other fees and expenses paid by such investment companies. These are in addition to the fees and expenses the Funds incur directly in connection with their operations. The Funds may invest cash balances in money market mutual funds.

     Notwithstanding these limitations, the Funds reserve the right to convert to a "master/feeder" structure at a future date. Under such a structure, one or more "feeder" funds, such as the Funds, invest all of their assets in a "master" fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Funds will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of each Fund.



     Diversification. Diversifying a Fund's investment portfolio can reduce the risks of investing. With the exception of the Phoenix-Seneca Real Estate Securities Fund, as to 75% of its assets no Fund will make an investment that would result in more than 5% of its total assets being invested in any one issuer or in the Fund owning more than 10% of the outstanding voting securities of any issuer, in each case excluding certain government securities, cash and certain other assets. In addition, with the exception of Phoenix-Seneca Real Estate Securities Fund, no Fund invests more than 25% of its assets in any one industry. These limitations are fundamental policies of the Funds (other than the Phoenix-Seneca Real Estate Securities Fund). The Phoenix-Seneca Real Estate Securities Fund generally invests at least 65% of its assets in securities of issuers that are principally engaged in businesses in the U.S. real estate industry or related businesses. See "The Phoenix-Seneca Funds in Detail--Phoenix-Seneca Real Estate Securities Fund."


                              DISTRIBUTION PLANS

     The offices of PEPCO, the national distributor of the Funds' shares, are located at 100 Bright Meadow Boulevard, P.O. Box

2200, Enfield, Connecticut 06083-2200. Thomas N. Steenburg is an officer of the Funds and an officer of PEPCO.

     PEPCO and the Funds have entered into distribution agreements under which PEPCO has agreed to use its best efforts to find purchasers for Funds shares sold subject to an initial sales charge and those sold subject to a contingent deferred sales charge. The Funds have granted PEPCO the exclusive right to purchase from the Funds and resell, as principal, shares needed to fill unconditional orders for Funds shares. PEPCO may sell Funds shares through its registered representatives or through securities dealers with whom it has sales agreements. PEPCO may also sell Funds shares pursuant to sales agreements entered into with banks or bank-affiliated securities brokers who, acting as agent for their customers, place orders for Funds shares with PEPCO. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank-affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

     The sale of Fund shares through a securities broker affiliated with a particular bank is not expected to preclude the Funds from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.

     The Trustees have adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of each Fund of the Trust other than Class X (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan," and collectively the "Plans"). The Plans permit the Funds to pay the Distributor for furnishing shareholder services and to reimburse the Distributor for expenses incurred in connection with the sale and promotion of Fund shares. A 12b-1 fee paid by one series may be used to finance distribution of the shares of another series based on the number of shareholder accounts within the Funds. Pursuant to the Plans, the Funds pay the Distributor 0.25% annually for the average daily net assets of each of the Class A, Class B, Class C and Class M Shares, and reimburse the Distributor for actual expenses of the Distributor up to 0.75% annually for the average daily net assets of the Funds' Class B and C Shares, and up to 0.25% annually for the average daily net assets of the Funds' Class M Shares.

     Expenditures incurred under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting commissions and finance charges related to the payment of commissions for sales of Class B and C Shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor for services rendered in connection with the sale and distribution of shares of the Funds and provision of shareholder services; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors;
(vii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Funds. The Service Fee, 0.25% annually of the average daily net assets of each Fund, is paid as compensation for providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts. From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services to shareholders and/or maintaining shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms.

     In order to receive payments under the Plans, participants must meet such qualifications as are to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other batch processing.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under each Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether each Plan will be continued. By its terms, continuation of each Plan from year to year is contingent on annual approval by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of any Plan or any related agreements (the "Plan Trustees"). Each Plan provides that it may not be amended to increase materially the costs which the Funds may bear without approval of the applicable class of shareholders of the affected Fund of the Trust and that other material amendments must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the applicable class of outstanding shares of the each Fund.

     The NASD regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend any or all of the Plans.


                               HOW TO BUY SHARES

How do you invest?
     You may open a fund account with an initial investment of $500. This amount is reduced to $25 for investments made under the "Investo-Matic" plan (see the Fund's Application), individual retirement accounts or under the systematic exchange privilege described below. The initial investment requirement is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.

     You may make additional investments at any time with at least $25. The subsequent investment minimum is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.

     An application should be completed to open a new Phoenix-Seneca Funds account. A check for the amount you wish to invest, made payable to the "Phoenix-Seneca Funds", (along with the completed application if opening a new account), must be sent to: Phoenix-Seneca Funds, c/o State Street Bank and Trust Company ("State Street Bank"), P.O. Box 8301, Boston, MA 02266-8301. You may also write to the Distributor at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 or call (800) 243-1574.

     Shares are sold at the public offering price based on the net asset value for the class of shares bought next determined after State Street Bank receives your order. In most cases, in order to receive that day's public offering price, State Street Bank must receive your order before the close of regular trading on the New York Stock Exchange. See "Net Asset Value."

What are the classes and how do they differ?
     Each Fund presently offers investors five classes of shares which bear sales and distribution charges in different amounts.

     Class X Shares. If you are eligible to purchase and do purchase Class X shares you pay no sales charge at any time. The minimum initial investment is [$250,000] except for the Phoenix-Seneca Bond Fund which has a minimum initial investment of [$10,000].

     Class A Shares. If you buy Class A Shares, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the Fund when they are sold. Class A Shares have lower Rule 12b-1 fees and pay higher dividends than any other class.

     Class B Shares. If you buy Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B Shares." This charge declines over a period of five years to zero and may be waived under certain conditions. Class B shares have higher Rule 12b-1 fees and pay lower dividends than Class A and M Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. The Distributor intends to limit investments in Class B Shares to: (a) $250,000 for any person; (b) $1 million for any unallocated employer sponsored plan; and (c) $250,000 for each participant in any allocated qualified employer sponsored plan, including 401(k) plans, provided such plan uses an approved participant tracking system. Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, such entity has assets of over $10 million or more than 200 participant employees. Class B Shares will not be sold to anyone who is over 85 years old.


     Class C Shares. If you buy Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1% of your shares' value. See "Deferred Sales Charge Alternative--Class C Shares." Class C Shares have the same Rule 12b-1 fees and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the Fund.


     Class M Shares. If you buy Class M Shares, you will pay a sales charge at the time of purchase equal to 3.50% of the offering price (3.63% of the amount invested). Class M Shares are not subject to any charges by the Fund when they are sold. Class M Shares have lower Rule 12b-1 fees and pay higher dividends than Class B and C Shares.

What arrangement is best for you?
     The alternative purchase arrangement permits you to choose the method of buying shares that is most beneficial to you given the amount of the purchase, the length of time you expect to hold the shares, whether you wish to receive distributions in cash or to reinvest them in additional shares, and other circumstances. You should consider whether, during the anticipated term of your investment, the accumulated continuing distribution and service fees and contingent deferred sales charges of one class would be more than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. See "Distribution Plans" and "Fund Expenses."

Initial Sales Charge Alternative--Class A and M Shares
     The public offering price of Class A and M Shares is the net asset value plus a sales charge that varies depending on the size of any "person's" (see "How To Obtain Reduced Initial Sales Charges--Class A and M Shares: Combination Purchase Privilege") purchase. Shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Distributor as shown on the following tables.

Class A Shares




                         Sales Charge as
                         a percentage of
-----------------------------------------------------------------
     Amount of                        Net        Dealer Discount
    Transaction        Offering      Amount       Percentage of
 at Offering Price      Price       Invested      Offering Price
--------------------   ----------   ----------   ----------------
Under $50,000             4.75%        4.99%           4.25%
$50,000 but under
  $100,000                4.50         4.71            4.00
$100,000 but under
  $250,000                3.50         3.63            3.00
$250,000 but under
  $500,000                3.00         3.09            2.75
$500,000 but under
  $1,000,000              2.00         2.04            1.75
$1,000,000 or more        None         None            None



Class M Shares





                        Sales Charge as
                        a percentage of
----------------------------------------------------------------
     Amount of                       Net        Dealer Discount
    Transaction       Offering      Amount       Percentage of
 at Offering Price     Price       Invested      Offering Price
-------------------   ----------   ----------   ----------------
Under $50,000            3.50%        3.63%           3.00%
$50,000 but under
  $100,000               2.50         2.56            2.00
$100,000 but under
  $250,000               1.50         1.52            1.00
$250,000 but under
  $500,000               1.00         1.01            1.00
$500,000 or more         None         None            None



Deferred Sales Charge Alternative--
Class B and C Shares
     Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge (the "CDSC") at the rates set forth below. The charge will be multiplied by the then current market value or the initial cost of the Shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value. In addition, shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held the longest time. The Distributor will add up all shares bought in any month and use the last day of the preceding month in calculating the amount of shares owned and time period held for Class B Shares. The trade date will be used for purposes of aging Class C Share investments.

Deferred Sales charge you may pay to sell Class B Shares




 Year     1      2      3      4      5     6+
------   ----   ----   ----   ----   ----   ---
CDSC     5%     4%     3%     2%     2%     0%



Deferred Sales charge you may pay to sell Class C Shares





 Year     1     2+
------   ----   ----
CDSC     1%     0%






Dealer Concessions

     In addition to the dealer discount on purchases of Class A and M Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

     Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Depending on the nature of the services, these fees may be paid either from the Trust through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor sales contests, training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements; (b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933.

How To Obtain Reduced Initial Sales Charges--
Class A and M Shares
     Investors choosing Class A or M Shares may be entitled to reduced sales charges. The five ways in which sales charges may be avoided or reduced are described below.


     Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A or M Shares: (1) any trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any corporate affiliate of either or both the Adviser and Distributor; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund, Phoenix-Engemann Fund, or Phoenix-Seneca Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Engemann Funds, or Phoenix-Seneca Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund, Phoenix-Engemann Funds, or Phoenix-Seneca Funds purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Engemann Funds, or Phoenix-Seneca Funds trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A or M Shares bought through investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or (19) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (19) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).


     Combination Purchase Privilege. Your purchase of any class of shares of the Phoenix-Seneca Funds or any other Affiliated Phoenix Fund, (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.


     An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.



     Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of the Phoenix-Seneca Funds or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A or M Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


     Right of Accumulation. Your purchase of any class of shares of the Phoenix-Seneca Funds or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.


     Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge;
(3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

How To Obtain Reduced Deferred Sales Charges--

Class B and C Shares
     The CDSC is waived on the redemption (sale) of Class B and C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 70-1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) based on the exercise of exchange privileges among Class B and C Shares of the Phoenix-Seneca Funds or any other Affiliated Phoenix Fund; (f) based on any direct rollover transfer of shares from an established Phoenix-Seneca Funds or any other Affiliated Phoenix Fund qualified plan into a Phoenix-Seneca Funds or any other Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (g) based on the systematic withdrawal program (Class B Shares only). If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

Conversion Feature--Class B Shares
     Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.


                           INVESTOR ACCOUNT SERVICES

     The Trust mails periodic statements and reports to shareholders. In order to reduce the volume and cost of mailings, to the extent possible, only one copy of most Fund reports will be mailed to households for multiple accounts with the same surname at the same household address. Please contact PEPCO to request additional copies of shareholder reports toll free at (800) 243-4361.

     In most cases, changes to any shareholder account may be accomplished by calling Shareholder Services at (800) 243-1574. More information relating to the shareholder account services can be found in the Funds' Statement of Additional Information ("SAI").

     Bank Draft Investing Program (Investo-Matic Plan). By completing the Investo-Matic Section of the New Account Application, you may authorize the bank named in the form to draw $25 or more from your personal checking or savings account to be used to purchase additional shares for your account. The amount you designate will be made available, in form payable to the order of the Transfer Agent, by the bank on the date the bank draws on your account and will be used to purchase shares at the applicable offering price.

     Distribution Option. The Funds currently declare all income dividends and all capital gain distributions, if any, payable in shares of the Fund at net asset value or, at your option, in cash. By exercising the distribution option, you may elect to: (1) receive both dividends and capital gain distributions in additional shares or (2) receive dividends in cash and capital gain distributions in additional shares or (3) receive both dividends and capital gain distributions in cash. If you elect to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased in your account at the then current net asset value. Dividends and capital gain distributions received in shares are taxable to you and credited to your account in full and fractional shares computed at the closing net asset value on the next business day after the record date. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Systematic Withdrawal Program. The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.


     Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. Participants in the Program redeeming Class C Shares will be subject to any applicable contingent deferred sales charge. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A or M Shares investor since a sales charge will be paid by the investor on the purchase of Class A or M Shares at the same time as other shares are being redeemed. For this reason, investors in Class A or M Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.


     Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


     Tax Sheltered Retirement Plans. Shares of the Funds are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, SIMPLE 401(k), Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations and 403(b) Retirement Plans. Write or call PEPCO at (800) 243-4361 for further information about the plans.

Exchange Privileges
     You may exchange shares of one Phoenix-Seneca Fund for shares of another Phoenix-Seneca Fund or any other Affiliated Phoenix Fund without paying any fees or sales charges. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. Shares held in book-entry form may be exchanged for shares of the same class of other Phoenix-Seneca Funds or any other Affiliated Phoenix Fund, provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund, as applicable, after the exchange is made; and (5) if you have elected not to use the telephone exchange privilege (see below), a properly executed exchange request must be received by the Distributor. Exchanges may be made over the telephone or in writing and may be made at one time or systematically over a period of time. Note, each Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund has different investment objectives and policies. You should read the prospectus of the Fund into which the exchange is to be made before making any exchanges. This privilege may be modified or terminated at any time on 60 days' notice.

     [Market Timer Restrictions. Because excessive trading can hurt Fund performance and harm shareholders, the Funds reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a fund within any 30 day period. The Distributor has entered into agreements with certain market timer entities permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements. The Distributor has the right to reject or suspend these privileges upon reasonable notice.]

     Telephone Exchanges. If permitted in your state and unless you waive this privilege in writing, you or your broker may sell or exchange your shares over the phone by calling the Distributor at (800) 243-1574. Reasonable procedures will be used to confirm that telephone instructions are genuine. In addition to requiring that the exchange is only made between accounts with identical registrations, the Distributor may require address or other forms of identification and will record telephone instructions. All exchanges will be confirmed in writing to you. If procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Funds and/or Distributor may be liable for following telephone instructions that prove to be fraudulent. Broker/dealers other than the Distributor assume the risk of any loss resulting from any unauthorized telephone exchange instructions from their firm or their registered representatives. You assume the risk if the Distributor acts upon unauthorized instructions it reasonably believes to be genuine. During times of severe economic or market changes, this privilege may be difficult to exercise or may be temporarily suspended. In such event, an exchange may be effected by written request by the registered shareowner(s).


                                NET ASSET VALUE

     The net asset value per share of each Fund is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

     The Funds' investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the SAI.


                             HOW TO REDEEM SHARES

     You have the right to have the Funds buy back shares at the net asset value next determined after receipt of a redemption order, and any other required documentation in proper form, by Phoenix-Seneca Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares (see "Deferred Sales Charge Alternative--Class B and C Shares," above). Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The Funds do not charge any redemption fees. Payment for shares redeemed is made within seven days, provided that redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

     The requirements to redeem shares are outlined in the table below. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the Funds at (800) 243-1574. Redemption requests will not be honored until all required documents in proper form have been received.

How can I sell my Shares?




[Phone Graphic]
       By Phone      [bullet]  Sales up to $50,000
                     [bullet]  Not available on most retirement accounts
(800) 243-1574       [bullet]  Requests received after 4 PM will be
                               executed on the following business day
[Envelope Graphic]
       In Writing    [bullet]  Letter of instruction from the registered
                               owner including the fund and account
                               number and the number of shares or dollar
                               amount you wish to sell
                     [bullet]  No signature guarantee is required if your
                               shares are registered individually, jointly,
                               or as custodian under the Uniform Gifts to
                               Minors Act or Uniform Transfers to Minors
                               Act, the proceeds of the redemption do not
                               exceed $50,000, and the proceeds are
                               payable to the registered owner(s) at the
                               address of record
[Checkwriting Graphic]
                     [bullet]  Available to the Phoenix-Seneca Bond
    By Check                   Fund only
                     [bullet]  Select checkwriting on your New Account
                               Application
                     [bullet]  $500 or more per check
                     [bullet]  Cannot be used to close an account



Telephone Redemptions

     The Funds and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to you. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Funds and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than PEPCO have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, you would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Funds and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Redemption Privilege may be difficult to exercise or may be temporarily suspended. In such event, a redemption may be effected by written request by following the procedure outlined above.

Written Redemptions
     If you elect not to use the telephone redemption or telephone exchange privileges, you must submit your request in writing. If the shares are being exchanged between accounts that are not identically registered, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Account Reinstatement Privilege
     You have a one time privilege of using redemption proceeds from Class A, B, C and M Shares to purchase Class A Shares of any Phoenix-Seneca Fund or any other affiliated Phoenix Fund with no sales charge (at net asset value next determined after the request for reinvestment is made). For Federal income tax purposes, a redemption and reinvestment will be treated as a sale and purchase of shares. Special rules may apply in computing the amount of gain or loss in these situations. (See "Dividends, Distributions and Taxes" for information on the Federal income tax treatment of a disposition of shares.) A written request to reinstate your account must be received by the Transfer Agent within 180 days of the redemption, accompanied by payment for the shares (not in excess of the redemption value). Class B shareholders who have had the contingent deferred sales charge waived through participation in the Systematic Withdrawal Program are not eligible to use the Reinstatement Privilege.

Redemption of Small Accounts
     Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem, at net asset value, the shares of any shareholder whose account has a value, due to redemptions, of less than $200. Before the Funds redeem these shares, the shareholder will be given notice that the value of the shares in the account is less than the minimum amount and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $200.


                            PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement and Subadvisory Agreement, the Investment Adviser/Subadviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting such purchases and sales, the Investment Adviser/Subadviser seeks the best price and execution of the Funds' orders. Commission rates are a component of the Investment Adviser's/Subadviser's analysis of price. Factors the Investment Adviser/Subadviser considers in evaluating execution quality include the ability of a broker or dealer to effect the transaction, the broker's or dealer's clearance and settlement facilities and capabilities, its reliability and financial stability, a dealer's willingness to commit capital, the size of the transaction, and the market for the security involved.


     Many securities, both debt and equity, are traded primarily in the over-the-counter market. For transactions traded in that market, dealers generally act as principal rather than as agent and receive a markup or markdown on the transaction price rather than a commission. The Funds intend to deal with primary market makers for securities traded in the over-the-counter markets except where more favorable execution and price can be obtained elsewhere. Funds may also purchase securities directly from issuers or from underwriters or dealers as part of an offering of securities. Purchases from dealers and underwriters in such offerings include a discount or concession granted by the issuer to the underwriter.


     In selecting brokers and dealers, the Investment Adviser/
Subadviser considers not only the factors described above relating to price and execution quality, but also the value of research services and products provided to the Investment Adviser. As a result, a Fund may pay higher commission rates to such brokers than the lowest available when the Investment Adviser/Subadviserbelieves it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. The Investment Adviser/Subadviser also may consider sales of shares of the Trust as a factor in selection of broker-dealers to execute portfolio transactions of the Trust. In addition, the Trust may direct the Investment Adviser/Subadviser, subject to obtaining best execution, to execute a portion of one or more Fund's portfolio transactions through certain broker-dealers in exchange for the broker-dealers' agreement to satisfy or pay obligations that the Fund has incurred for, among other things, custodial, accounting, or transfer agency services. These practices could result in a Fund paying higher aggregate transaction costs than would otherwise be the case.

     [Subject to the foregoing considerations of price and execution, the Funds may use GMG Securities in connection with portfolio transactions in exchange-traded securities. GMG Securities is a member of the American Stock Exchange and the National Association of Securities Dealers, Inc. The ownership of GMG Securities overlaps with the ownership of the Investment Adviser although GMG Securities may not be an "affiliated person" of the Investment Adviser within the meaning of the 1940 Act.


     GMG Securities may receive brokerage commissions from the Funds, limited to "usual and customary broker's commissions," as contemplated by the 1940 Act, and subject to GMG Securities being able to provide execution at least as favorable as that provided by other qualified brokers. The Trustees have developed procedures to ensure that the commissions paid to GMG Securities are limited to "usual and customary broker's commissions" as contemplated in the 1940 Act. On a quarterly basis, the Trustees will review the securities transactions of each Fund effected by GMG Securities (if any) for compliance with those procedures.


     Some securities considered for investment by the Funds may also be appropriate for other clients served by the Investment Adviser or its affiliates, including accounts in which the Investment Adviser or persons associated with the

Investment Adviser are investors, such as investment partnerships of which the Investment Adviser or such associated persons is the general partner. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the Investment Adviser or its affiliates is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Investment Adviser.


                          DIVIDENDS AND CAPITAL GAINS


     The Funds distribute substantially all of their net investment income in the form of dividends to shareholders. The following table shows how often each Fund pays dividends.


                                                Dividend
                    Fund                         Paid
--------------------------------------------   ----------
Phoenix-Seneca Growth Fund                     Annually
Phoenix-Seneca Mid-Cap "Edge"(SM) Fund         Annually
Phoenix-Seneca Bond Fund                       Monthly
Phoenix-Seneca Real Estate Securities Fund     Quarterly


     Each of the Funds distributes net capital gains, if any, annually.

     Shareholders may select from among the following distribution options:



Reinvested   Have all dividends and capital gains
             distributions reinvested in additional shares
             of the same or any other Phoenix-Seneca
             Fund or any other affiliated Phoenix Fund.
             If a shareholder does not choose one of the
             other options, this option will be selected
             automatically.
Cash and     Have either dividends or capital gains paid in
Reinvested   cash and the other reinvested in additional
             shares in the same or any other Phoenix-
             Seneca Fund or any other affiliated Phoenix
             Fund; or
All Cash     Have dividends and capital gains distributions
             paid in cash.


     Each Fund makes distributions on a per share basis to the shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held. That means if an investor buys shares just before or on a record date, he or she will pay the full price for the shares and then may receive a portion of the price back as a taxable distribution.



                           INCOME TAX CONSIDERATIONS

     Federal Taxes. For each taxable year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders are subject to tax on these distributions.


     Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income are taxable to shareholders as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss are taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. Each Fund will notify shareholders after each calendar year of the amount and character of distributions they received from that Fund for federal tax purposes.


     For IRAs and pension plans, dividends and capital gains will be reinvested and not taxed until the beneficiary receives a qualified distribution from the IRA or pension plan.


     Shareholders should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. They will be taxed when they receive the distribution even though the distribution represents a return of a portion of the purchase price.

     Redemptions and exchanges of shares are taxable events that may represent a gain or a loss for the shareholder.

     Individuals and certain other types of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.

     New investors must certify that their social security or taxpayer identification numbers are correct. They must also certify that they are not subject to backup withholding for failure to report income to the Internal Revenue Service.

     Other Taxes. In addition to federal taxes, investors may be subject to state and local taxes on payments received from a Fund. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Investors should consult their tax advisers regarding specific questions as to federal, state and local taxes.



                              INVESTMENT ADVISER,
                         SUBADVISER AND ADMINISTRATOR

     As Investment Adviser, PIC is responsible for making investment decisions for the Funds and for selecting brokers and dealers to execute transactions for each Fund. PIC has delegated this responsibility to Seneca pursuant to the

Subadvisory Agreement. Seneca (including its predecessor, GMG/Seneca Capital Management, L.P.) has been an investment adviser since 1989, managing equity and fixed-income securities portfolios primarily for institutions and individuals. Seneca is owned by certain of its employees, including Ms. Seneca, the former limited partners of GMG/ Seneca Capital Management, L.P. and Phoenix Duff & Phelps Corporation. Under Seneca's "operating agreement," Ms. Seneca is the Chief Executive Officer and Chief Investment Officer of Seneca Capital Management, LLC.


     Investment and trading decisions for each Fund are made by a team of managers and analysts headed by two team leaders. The team leaders for each Fund are primarily responsible for the day-to-day decisions related to that Fund. The team leader of any one Fund may be on another Fund team.

     Gail P. Seneca is a team leader for each of the Funds. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank and from October 1983 to September 1987, she was Investment Strategist and Portfolio Manager for Chase Lincoln Bank, heading the fixed income division.


     Richard D. Little is the other team leader for the Phoenix-Seneca Growth Fund and the Phoenix-Seneca Mid-Cap "Edge" (SM) Fund. Mr. Little has been with Seneca since December 1989. He is a general partner and director of Equities. Before he joined Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

     Charles B. Dicke is the other team leader for the Phoenix-Seneca Bond Fund. He has been a Fixed-Income Portfolio Manager with Seneca since October 1991. Before joining Seneca, he was a Vice President with Lehman Brothers, serving as a Product Manager for Government agency securities and a strategist on fixed-income portfolios.

     David Shapiro is the other team leader for the Phoenix-Seneca Real Estate Securities Fund. He has been a Portfolio Manager with Seneca since February 1996. Before joining Seneca, he was a Portfolio Manager with Genesis Realty since May 1995. Prior to that, he was a managing director of The ADCO Group from 1992 to 1995.

     Management Fee. For its services to the Funds, the Investment Adviser receives a Management Fee based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly. The annual fee percentages are 0.70% for the Phoenix-Seneca Growth Fund, 0.80% for the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, 0.50% for the Phoenix-Seneca Bond Fund, and 0.85% for the Phoenix-Seneca Real Estate Securities Fund. The Investment Adviser pays the Investment Subadviser a fee of 0.35% for the Phoenix-Seneca Growth Fund, 0.40% for the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, 0.25% for the Phoenix-Seneca Bond Fund, and 0.425% for the Phoenix-Seneca Real Estate Securities Fund. The Subadviser's approach to locating attractive investments in medium-capitalization companies, evaluating and monitoring them, and effecting transactions in such securities requires more effort and resources than traditional management of large-capitalization equity portfolios and bond portfolios, as does the specialized nature of investing in real estate and real estate-related securities. Accordingly, the management fees for the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund and the Phoenix-Seneca Real Estate Securities Fund are higher than the management fees paid by most other mutual funds that do not pursue these types of investment programs. The Investment Adviser will reduce the Management Fee each Fund must pay if the fee exceeds any state-imposed expense limitations, excluding permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses.

     Administrative Services. Pursuant to an Administrative Services Agreement, PEPCO is responsible for the day-to-day administrative functions of the Trust. PEPCO has entered into an agreement with State Street pursuant to which State Street performs most of those functions. Among other things, State Street provides the Trust and each Fund with clerical, data processing, and other, similar services and support; handles the registration of the Funds' shares under the securities laws of those states and other jurisdictions where the shares are offered; assists in the preparation of SEC registration materials, periodic reports, and proxy materials; and provides bookkeeping and accounting services, including maintaining the accounts, books and records that are required under applicable laws. For these services, each Fund pays PEPCO a fee based on the average net assets of the Fund. The Investment Adviser may waive some or all of these fees from time to time at its discretion, and may reimburse a Fund for a portion of a Fund's expenses.

     The Investment Adviser may waive some or all of its Management Fee and/or Administrative Fee as to any Fund from time to time at its discretion, and may reimburse a Fund for a portion of the Fund's expenses. These practices will increase a Fund's return and are intended to make the Fund more competitive. The Investment Adviser has undertaken to effect such waivers and reimbursements to the extent necessary to prevent each Fund's overall expenses from exceeding certain levels at least through September 30, 1998. Thereafter, any such waivers or reimbursements the Investment Adviser may provide may be terminated at any time.


                              GENERAL INFORMATION

     Phoenix-Seneca Funds. Phoenix-Seneca Funds was organized as a Delaware business trust on December 18, 1995 under the name "Seneca Funds." The Trust is registered with the Securities and Exchange Commission under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series. The fiscal year-end of each of the Funds is September 30.

     The Trust is authorized to issue and sell multiple classes of shares for each series of shares of the Funds. Each of the Trust's existing series currently has five classes of shares, Class X Shares, formerly known as Institutional Shares, Class A Shares, formerly known as Administrative Shares, and Class B Shares, Class C Shares, and Class M Shares. The Trust may issue additional series and additional classes of existing series of shares in the future with such rights, preferences, and privileges as the Trustees may determine (subject to compliance with applicable law), without the consent of shareholders.

     Except for the differences noted elsewhere in this Prospectus, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund and upon issuance is fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Fund, except that each class bears certain expenses related solely to that class. In particular, Class A, Class M, and Classes B and C have successively higher fees and expenses relating to the way in which they are distributed and the services provided to their class. Each class has exclusive voting rights under the [Rule 18f-3 Plan]. In the event that a meeting of shareholders is called, separate votes will be taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and/or dividends. The classes may also have different exchange privileges.


     As a Delaware business trust, the Trust is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless called by the Trustees, requested by shareholders holding 10% or more of the outstanding shares under circumstances in which the 1940 Act or Delaware law require that a meeting be held upon such request, or required by the 1940 Act or Delaware law. Shareholders are entitled to cast one vote for each dollar of net asset value of their shares on the record date. At a shareholders meeting, if one is called, issues that affect all the Funds and classes in substantially the same way will be voted on by all shareholders of all Funds. Issues that do not affect a Fund or a class will not be voted on by shareholders of that Fund or class. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.


     Other Expenses. The Trust bears all costs of its operations. Trust expenses directly attributable to a Fund or a class of shares are charged to that Fund or class; other expenses are allocated among all the Funds. Class A, Class B, Class C and Class M Shares may be purchased in employee benefit plan accounts and in accounts maintained with financial institutions and financial services companies such as broker-dealers. Employee benefit plan administrators and financial institutions and financial services companies through which Class A, Class B, Class C and Class M Shares are purchased may be paid fees by the Funds for transfer agency, accounting, recordkeeping, and administrative and other services provided with respect to such shares. Those services may include maintaining account records, aggregating and processing orders to purchase, redeem, and exchange Class A, Class B, Class C and Class M Shares, processing dividend payments, forwarding shareholder communications, and providing subaccounting services for shares held beneficially.


     Material Legal Proceedings. There are no material legal proceedings to which the Trust is subject, or to which the Investment Adviser or the Distributor are subject, that are likely to have a material adverse effect on their ability to perform their obligations to the Trust or on the Trust itself.




     Summary of Bond Ratings. Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality and are sometimes referred to as "junk bonds."


                Investment Grade                            Standard
------------------------------------------------  Moody's   Poor's
Highest quality   ..............................    Aaa       AAA
High quality   .................................    Aa        AA
Upper medium   .................................     A         A
Medium, speculative features  ..................    Baa       BBB
                          Lower Quality
Moderately speculative  ........................    Ba        BB
Speculative    .................................     B         B
Very Speculative  ..............................    Caa       CCC
Very high risk    ..............................    Ca        CC
Highest risk, may not be paying interest  ......     C         C
In arrears or default   ........................     C         D


     For more detailed information on bond ratings, including gradations within each category of quality, see the SAI.

                                    PART B
                              PHOENIX-SENECA FUNDS
                           PHOENIX-SENECA GROWTH FUND
                      PHOENIX-SENECA MID-CAP "EDGE"(SM) FUND
                            PHOENIX-SENECA BOND FUND
                   PHOENIX-SENECA REAL ESTATE SECURITIES FUND



                 (each a "Fund" and collectively, the "Funds")




                      Statement of Additional Information
                               January 28, 1998



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated January 28, 1998, as amended and/or supplemented from time to time (the "Prospectus"), copies of which may be obtained without charge by writing to Phoenix-Seneca Funds (the "Trust"), care of its transfer agent, Phoenix Equity Planning Corporate ("PEPCO"), 100 Bright Meadow Boulevard, Enfield, Connecticut 06082, or by calling 1-800-243-4361.

     THE STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.





                               TABLE OF CONTENTS


                                                 PAGE
THE TRUST   ....................................    1
INVESTMENT OBJECTIVES AND POLICIES  ............    1
INVESTMENT RESTRICTIONS    .....................   12
CALCULATION OF THE FUNDS' PERFORMANCE  .........   15
ADVISORY AND ADMINISTRATIVE SERVICES   .........   17
TRUSTEES AND OFFICERS   ........................   21
NET ASSET VALUE   ..............................   23
HOW TO BUY SHARES    ...........................   24
ALTERNATIVE PURCHASE ARRANGEMENTS   ............   24
INVESTOR ACCOUNT SERVICES  .....................   25
REDEMPTION OF SHARES    ........................   26
DIVIDENDS, DISTRIBUTIONS AND TAX STATUS   ......   26
PORTFOLIO BROKERAGE  ...........................   28
PORTFOLIO TURNOVER   ...........................   30
ORGANIZATION   .................................   30
CUSTODIAN   ....................................   31
TRANSFER AGENT    ..............................   32
INDEPENDENT AUDITORS    ........................   32
FINANCIAL STATEMENTS    ........................   32
APPENDIX    ....................................   32
GLOSSARY    ....................................   33

                                   THE TRUST

     The Trust consists of four separate Funds: The Phoenix-Seneca Growth Fund; the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund; the Phoenix-Seneca Bond Fund; and the Phoenix-Seneca Real Estate Securities Fund. Each Fund offers five classes of shares: Class X, Class A, Class B, Class C and Class M. Class X Shares are offered to institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, and corporations. The four additional classes of shares may be purchased at a price equal to their net asset vlaue per share, plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of purchase (Class A and Class M) or
(ii) on a contingent deferred basis (Class B and Class C).


     All capitalized terms not defined herein have the meanings set forth in the Prospectus.


                      INVESTMENT OBJECTIVES AND POLICIES


     The investment objective and general investment policies of each Fund are described in the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. See in particular, "The Phoenix-Seneca Funds in Detail" and "Investment Practices and Risk Considerations" in the Prospectus. Additional information concerning the characteristics of certain securities in which the Funds may invest and certain practices in which they may engage is set forth below. The Appendix to this Statement of Additional Information contains a description of the quality categories of corporate bonds in which the Funds may invest, and a Glossary describing some of the Funds' investments.


Repurchase Agreements
     Each Fund may enter into repurchase agreements with banks, broker-dealers or other financial institutions in order to generate additional current income. Under a repurchase agreement, a Fund acquires a security from a seller subject to resale to the seller at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the time period the security is held by the Fund. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest payable to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security. Typically, repurchase agreements are in effect for one week or less, but may be in effect for longer periods of time. Repurchase agreements of more than one week's duration are subject to each Fund's limitation on investments in illiquid securities.


     Repurchase agreements are considered by the Securities and Exchange Commission (the "SEC") to be loans by the purchaser collateralized by the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will generally enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, primary dealers in U.S. Government securities reporting to the Federal Reserve Bank of New York or broker-dealers approved by the Trustees of the Trust. The Investment Adviser will monitor the value of the underlying securities throughout the term of the agreement to attempt to ensure that their market value always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. Each Fund will maintain a segregated account with its custodian, or a subcustodian for the securities and other collateral, if any, acquired under a repurchase agreement for the term of the agreement.


     In addition to the risk of the seller's default or a decline in value of the underlying security (see "Investment Practices and Risk Considerations--Repurchase Agreements" in the Prospectus), a Fund also might incur disposition costs in connection with liquidating the underlying securities. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of that Fund and therefore subject to sale by the seller's trustee in bankruptcy. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying security and may be deemed an unsecured creditor of the seller.

Corporate Debt Securities

     A Fund's investments in debt securities of domestic or foreign corporate issuers are limited to bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Fund's minimum ratings criteria or if unrated are, in the Investment Adviser's opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. Dollar and a foreign currency or currencies or to the value of commodities, such as gold.


     Convertible Securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed-income security.


     A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Phoenix-Seneca Bond Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert. The Phoenix- Seneca Growth Fund and Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund might be more willing to convert such securities to common stock.


     Below-Investment Grade Securities. Investments in below-investment grade securities (see Appendix for an explanation of the various ratings) generally provide greater income (leading to the name "high-yield" securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These securities are regarded as predominantly speculative as to the issuer's continuing ability to meet principal and interest payment obligations. The markets for these securities are relatively new and many of the outstanding high-yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment-grade corporate bonds, does not exist for these securities. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.

     High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be less sensitive to interest-rate changes than higher-quality investments, but more sensitive to adverse economic developments or individual corporate developments. A projection of an economic downturn or of a period of rising interests rates, for example, could cause a decline in high-yield securities prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds may incur additional expenses to seek recovery. Market prices of high-yield securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

     The secondary market on which high-yield securities are traded may be less liquid than the market for higher- grade securities. Less liquidity could adversely affect the price at which a Fund could sell a high-yield security and could adversely affect the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly-traded market. When secondary markets for these securities are less liquid than the market for higher-grade securities, it may be more difficult to value the high-yield securities because the valuation may require more research and judgment may play a greater role in valuation because of the lack of reliable, objective data.

Delayed Delivery Transactions
     Each Fund may purchase securities on a when-issued or forward commitment basis. These transactions are also know as delayed delivery transactions. (The phrase "delayed delivery" is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed delivery transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.


     When-issued purchases and forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, a Fund might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. A Fund will not enter into such transactions for the purpose of leverage.


     The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund's net asset value starting on the date of the agreement to purchase the securities, and the Fund will be subject to the rights and risks of ownership of the securities on that date. A Fund will not earn interest on securities it has committed to purchase until they are paid for and received.


     When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Fund's assets. Fluctuations in the market value of the underlying securities will not be reflected in the Fund's net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but a Fund may agree to a longer settlement period.


     A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

     When a Fund purchases securities on a when-issued or forward-commitment basis, the Custodian will maintain in a segregated account securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Mortgage-Related and Other Asset-Backed Securities
     Mortgage Pass-Through Securities. These are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. "Modified pass-through" securities (such as securities issued by the Government National Mortgage Association ("GNMA")) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.


     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages.


     Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("Pcs") that represent interests in conventional mortgages from FHLMC's national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but their guarantees are not backed by the full faith and credit of the United States Government.



     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Adviser determines that the securities meet the Funds' quality standards. Securities issued by certain private organizations may not be readily marketable.



     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from the test available to all U.S. Government securities. The Funds will take the position that privately-issued mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is similar to a bond in that interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.

     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semiannually rather than monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The "residual" in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed "illiquid," and may be subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     A Fund may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the Fund's investment objectives and policies.

     Other Asset-Backed Securities. Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit- enhancement features similar to mortgage-related securities.

     Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of state and federal consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.


     The Investment Adviser expects additional assets will be "securitized" in the future. A Fund may invest in any such instruments or variations on them to the extent consistent with the Fund's investment objectives and policies.


Foreign Securities

     Each of the Funds may invest in U.S. Dollar- or foreign currency-denominated corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations and U.S. Dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Phoenix-Seneca Growth Fund and Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund may each invest up to 20% of its total assets directly in common stocks issued by foreign companies or in securities represented by ADRs. Each Fund will limit its investment in securities denominated in foreign currencies to no more than 20% of the Fund's total assets.


     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which may affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. Dollar.

     ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. ADRS may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.



     Each of the Funds also may purchase and sell foreign currency options and foreign currency futures contracts and related options and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.



     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. Dollar or to increase exposure to a particular foreign currency. Open positions in such forward contracts are covered by the segregation with the Trust's custodian of high quality short-term investments and are marked to market daily. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the currencies being hedged against, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

Options and Futures
     The Funds may, as described in the Prospectus, purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options"). The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indices. If other types of options or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Trust.

Options
     The purpose of writing covered put and call options generally is to hedge against fluctuations in the market value of a Fund's portfolio securities. Each Fund may purchase or sell call and put options on securities indices for a similar purpose. Such a hedge is limited to the degree that the extent of the price change of the underlying security is less than the difference between the option premium received by the Fund and the option strike price. To the extent the underlying security's price change exceeds this amount, written put and call options will not provide an effective hedge.



     Writing Call Options. Each Fund may write (sell) covered call options on securities ("calls") when the Investment Adviser considers such sales appropriate. When a Fund writes a call, it receives a premium and grants the purchaser the right to buy the underlying security at any time during the call period (usually between three and nine months) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain but is not subject to any loss on any change in the market price of the underlying security relative to the exercise price. A Fund will write such options subject to any applicable limitations or restrictions imposed by law.



     A written call option is covered if the Fund owns the security underlying the option. A written call option may also be covered by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. In addition, the Fund may cover such options by maintaining cash, U.S. Government securities or high-grade debt securities rated with one of the top three ratings categories by Moody's or S&P ("High-Grade Debt Securities") in a segregated account in amounts sufficient to ensure that it is able to meet its obligations under the written call should it be exercised. This method does not reduce the potential loss to the Fund should the value of the underlying security increase and the option be exercised.



     Purchasing Call Options. Each Fund may purchase a call option when the Investment Adviser believes the value of the underlying security will rise or to effect a "closing purchase transaction" as to a call option the Fund has written (sold). A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call is less (or more) than the amount received from the sale thereof.



     Writing Put Options. A put option written by a Fund obligates the Fund to purchase the specified security at a specified price if the option is exercised at any time before the expiration date. A written put option may be covered by maintaining in a segregated account cash, U.S. Government securities or High-Grade Debt Securities. While this may help ensure that a Fund will have sufficient assets to meet its obligations under the option contract should it be exercised, it will not reduce the potential loss to the Fund should the value of the underlying security decrease and the option be exercised.



     Purchasing Put Options. A Fund may purchase a put option when the Investment Adviser believes the value of the underlying security will decline. A Fund may purchase put options on securities in its portfolio in order to hedge against a decline in the value of such securities ("protective puts") or to effect closing purchase transactions as to puts it has written. A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a put is less (or more) than the amount received from the sale thereof.



     Options on Securities Indices. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier." Like an option on a specific security, when a Fund purchases a put or a call option on an index, it places the entire amount of the premium paid at risk, for if, at the expiration date, the value of the index has decreased below the exercise price (in the case of a call) or increased above the exercise price (in the case of a put), the option will expire worthless.


     A securities index fluctuates with changes in the market values of the stocks included in the index. For example, some securities index options are based on a broad market index such as the S&P 500. Others are based on a narrower market index such as the Standard & Poor's 100 Stock Index. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") and the American Stock Exchange.


     Funds may purchase put options on securities indices to hedge against an anticipated decline in stock market prices that might adversely affect the value of a Fund's portfolio securities. If a Fund purchases such a put option, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, a Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially or wholly offset by an increase in the value of a Fund's portfolio securities.

     A Fund may purchase call options on securities indices in order to participate in an anticipated increase in stock market prices or to offset anticipated price increases on securities that it intends to buy in the future. If a Fund purchases a call option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any increase in the level of the securities index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the prices of stocks that the Fund intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, a Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially or wholly offset by a reduction in the price a Fund pays to buy additional securities for its portfolio.

     Each of the Funds may write (sell) covered call or put options on a securities index. Such options may be covered by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position or by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration or for additional cash consideration (held in a segregated account by its custodian) upon conversion or exchange of other securities in their respective portfolios. In addition, the Fund may cover such options by maintaining cash, U.S. Government securities or High-Grade Debt Securities with a value equal to the exercise price in a segregated account with the Custodian or by using the other methods described above.

     The extent to which options on securities indices will provide a Fund with an effective hedge against interest rate or stock market risk will depend on the extent to which the stocks comprising the indices correlate with the composition of the Fund's portfolio. Moreover, the ability to hedge effectively depends upon the ability to predict movements in interest rates or the stock market. Some options on securities indices may not have a broad and liquid secondary market, in which case options purchased by the Fund may not be closed out and the Fund could lose more than its option premium when the option expires.

     The purchase and sale of option contracts is a highly specialized activity that involves investment techniques and risks different from those ordinarily associated with investment companies. Transaction costs relating to options transactions may tend to be higher than the costs of transactions in securities. In addition, if a Fund were to write a substantial number of option contracts that are exercised, the portfolio turnover rate of that Fund could increase.

     Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A call option on a foreign currency gives the purchaser of the option the right to buy a foreign currency at the exercise price until the option expires. A put option gives the option-holder a similar right to sell the underlying currency. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Transactions
     Each Fund may purchase and sell futures contracts for hedging purposes and in an attempt to increase total return. A futures contract is an agreement between two parties to buy and sell a security for a set price at a future time. Each Fund may also enter into index-based futures contracts and interest rate futures contracts. Futures contracts on indices provide for a final cash settlement on the expiration date based on changes in the relevant index. All futures contracts are traded on designated "contract markets" licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") which, through their clearing corporations, guarantee performance of the contracts.


     Generally, while market interest rates increase, the value of outstanding debt securities declines (and vice versa). If a Fund holds long-term debt securities and the Investment Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of that Fund's futures contract would increase, thereby preventing net asset value from declining as much as it otherwise would have. If the Investment Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could offset anticipated increases in the cost of such securities it intends to purchase while continuing to hold higher-yielding short-term securities or waiting or the long-term market to stabilize. Similar techniques may be used by the Funds to hedge stock market risk.


     Each Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, settlement is effected by the payment of cash representing the difference between the current market price of the futures contract and the exercise price of the option. The risk of loss to a Fund purchasing an option on a futures contract is limited to the premium paid for the option.

     A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, its sale of a futures contract: to hedge a long position in the underlying futures contract. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     A Fund would write a call option on a futures contract in order to hedge against a decline in the prices of the securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the applicable Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

     The writing of a put option on a futures contract is similar to the purchase of the futures contract, except that, if market price declines, a Fund would pay more than the market price for the underlying securities. The net cost to a Fund will be reduced, however, by the premium received on the sale of the put, less any transaction costs.

     Each Fund may engage in "straddle" transactions, which involve the purchase or sale of combinations of call and put options on the same underlying securities or futures contracts.

     In purchasing and selling futures contracts and related options, each Fund intends to comply with rules and interpretations of the CFTC and of the SEC.

Limitations on the Use of Futures Contracts and Futures Options
     Each Fund will engage in futures and related options transactions only for bona fide hedging purposes in accordance with CFTC regulations or in an attempt to increase total return to the extent permitted by such regulations. In hedging transactions, a Fund will seek to invest in futures contracts and futures options the prices of which are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, a Fund's futures transactions will be entered into for traditional hedging purposes--that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), a Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. As an alternative to compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits and premiums on its futures positions entered into for the purpose of seeking to increase total return (net of the amount the positions were "in the money" at the time of purchase) would not exceed 5% of that Fund's net assets, after taking into account unrealized gains and losses on such positions. A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for Federal income tax purposes (see "Dividends, Distributions, and Tax Status").

     A Fund will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by the Fund's custodian (or a subcustodian) for the benefit of the merchant through whom a Fund engages in such futures and options transactions. In the case of futures contracts or options thereon requiring the Fund to purchase securities, the Fund must segregate cash, U.S. Government securities or High-Grade Debt Securities in an account maintained by the Custodian to cover such contracts and options that is marked to market daily.

Special Considerations and Risks Related to Options and Futures Transactions
     Exchange markets in options on certain securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues because trading interest in many issues of longer duration tends to center on the most recently auctioned issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run out, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of securities with longer durations will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable, securities to be delivered in fulfillment of option exercise obligations. It may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent the markets for underlying securities close before the options markets, significant price and rate movements can take place in the options markets that cannot be reflected in the underlying markets. In addition, to the extent that the options markets close before the markets for the underlying securities, price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.


     Prior to exercise or expiration, an option position can be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. Similarly, positions in futures may be closed out only on an exchange which provides a secondary market for such futures. There can be no assurance that a liquid secondary market will exist for any particular call or put option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. In the event of adverse price movements, a Fund would continue to be required to make daily payments of maintenance margin for futures contracts or options on futures contracts position written by that Fund. A Fund may have to sell portfolio securities at a time when it may be disadvantageous to do so if it has insufficient cash to meet the daily maintenance margin requirements. In addition, a Fund may be required to take or make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolios.



     Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of applicable trading limits and it may impose other sanctions or restrictions. The Trust and other clients advised by the Investment Adviser and its affiliates may be deemed to constitute a group for these purposes. In light of these limits, the Trustees may determine at any time to restrict or terminate the Funds' transactions in options. The Investment Adviser does not believe that these trading and position limits will have any adverse investment techniques for hedging the Trust's portfolios.



     Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.



     Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Investment Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its assets in illiquid securities. However, for options written with "primary dealers" in U.S. Government securities pursuant to an agreement requiring a closing transaction at a formula price, the amount considered to be illiquid may be calculated by reference to a formula price.



     The loss from investing in futures transactions is potentially unlimited. In addition, utilization of futures in hedging transactions may fail where there is an imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are the subject of the hedge. If the price of the futures contract moves more or less than the price of the security, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities which are the subject of the hedge. There is also a risk of imperfect correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. Transactions in options on futures contracts involve similar risks.

Swap Agreements

     The Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or High Grade Debt Securities, to avoid leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


     Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Investment Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Investment Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants ("CEWs") are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may be used to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschemark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities (or "PERLS") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLS are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.


     Performance indexed paper. Performance indexed paper (or "PIPs") is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


Warrants to Purchase Securities
     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired in units or attached to securities will be deemed to be without value for purposes of this restriction.

Participation Interests

     The Phoenix-Seneca Bond Fund may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the Investment Adviser has determined meets the prescribed quality standards of each Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Fund, the credit of the selling bank will.


Restricted and Illiquid Securities
     Each Fund may invest up to 15% of its total assets in "illiquid investments," including "restricted securities" (i.e., securities that would be required to be registered prior to distribution to the public), securities that are not readily marketable, repurchase agreements maturing in more than seven days and privately issued stripped mortgage-backed securities.


     Certain "restricted" securities may be resold to qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933. If a sufficient dealer or institutional trading market exists for such a security, it may not be considered "illiquid." The Trustees have adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities and determining whether a Rule 144A security restricted security should be considered "illiquid." The Trustees, however, retain oversight and are ultimately responsible for the determinations. Please see the non- fundamental investment restrictions for further limitations regarding the Funds' investments in restricted and illiquid securities.


Short Sales
     The Funds may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. Government securities or High-Grade Debt Securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds one- third of the value of the Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Loans of Portfolio Securities

     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and must be collateralized continuously with cash, cash equivalents, irrevocable letters of credit, or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities lent. For the duration of a loan, the Fund would receive the equivalent of the interest or dividends paid by the issuer on the securities lent and would also receive compensation from the investment of the collateral. The Fund would not have the right to vote any securities having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms considered by the Investment Adviser to be qualified, and when, in the judgment of the Investment Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The value of the securities lent may not exceed one-third of the value of the total assets of the Fund.


     A Fund may pay reasonable negotiated fees to the Custodian in connection with loaned securities as long as such fees are pursuant to a contract approved by the Trustees.

                            INVESTMENT RESTRICTIONS

     Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the 1940 Act, and as used in the Prospectus and this Statement of Additional Information, a "majority of the outstanding voting securities" requires the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting of the holders if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

     A Fund may not:

     (1) Issue senior securities, except as permitted by paragraphs 3, 6, and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments and reverse repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 3 below, are not deemed to be senior securities.

     (2) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment of initial or variation margin in connection with options or futures contracts is not considered the purchase of securities on margin.

     (3) Borrow money, except that a Fund may borrow from banks or enter into reverse repurchase agreements or dollar rolls up to one-third of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to one-third of the value of its total assets to secure such borrowings. Each Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as the clearance of transactions and share redemptions. For purposes of this investment restriction, short sales, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase or sale of options, futures contracts, and options on futures contracts, securities or indices and collateral arrangements with respect thereto shall not constitute borrowing.

     (4) Act as an underwriter with respect to the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.

     (5) Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (6) Invest in commodities, except that the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts (including, foreign currency warrants, principal exchange rated linked securities, and performance indexed paper), forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies, subject to restrictions as may be set forth elsewhere in the Prospectus or this Statement of Additional Information.

     (7) Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to one-third of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and
(3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.


     (8) For each Fund other than the Phoenix-Seneca Real Estate Securities Fund, purchase the securities of issuers conducting their principal activity in a single industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment (except investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities); provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.

     (9) For each Fund other than the Phoenix-Seneca Real Estate Securities Fund, as to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if:


  (1) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or


  (2) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund; provided, however, that a Fund may, subject to restrictions imposed by the 1940 Act and applicable state laws, invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund. Because it is a "non-diversified" fund within the meaning of the 1940 Act, Phoenix-Seneca Real Estate Securities Fund will not be limited in the proportion of its assets it may invest in the securities of any single issuer.

     For purposes of the above fundamental investment restrictions, the Investment Adviser generally classifies issuers by industry in accordance with classifications set forth in the Standard & Poor's Bond Guide. In the absence of such classification or if the Investment Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate considered to be engaged in a different industry, the Investment Adviser may classify an issuer according to its own sources.

     The Trust has undertaken with a state securities commission that it will interpret the provisions of investment restriction number 5. to prohibit investment by the Funds in real estate limited partnerships that are not publicly traded. To the extent that undertaking is no longer required by the state securities commission, the Trust may interpret that restriction differently.


     The following restrictions are designated as non-fundamental and may be changed by the Trustees without the approval of shareholders.

     A Fund may not:

     (1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed one-third of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.


     (2) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Adviser or any subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

     (3) Purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or principals or officers of the Investment Adviser, any subadviser or any investment management subsidiary of the Investment Adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.


     (4) Purchase a security of other investment companies, except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition or except where such purchase would not result in (i) more than 10% of the Fund's assets being invested in securities of other investment companies, (ii) more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets being invested in any one such investment company; provided, however, that the Fund may invest all of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.

     (5) Invest in securities that are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.

     (6) Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants that are not listed on the NYSE or American Stock Exchange or more than 5% of the total assets of the Fund, valued at the lower of cost or current market value, would be invested in warrants generally, whether or not so listed. Warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

     (7) Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

     (8) Invest for the purpose of exercising control over or management of any company; provided that the Fund may do so where it is deemed advisable to protect or enhance the value of an existing investment; and provided further, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.

     (9) Write (sell) options that are not "covered" as described elsewhere in this Statement of Additional Information or write puts on securities if the aggregate value of the obligations underlying the puts exceeds 50% of the Fund's net assets.

     (10) Buy and sell puts and calls on securities, stock index futures or options on stock index futures or financial futures or options on financial futures if (i) the aggregate premiums paid on all such options which are held at any time exceed 20% of the Fund's aggregate net assets and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time exceed 5% of the Fund's total assets.

     (11) Purchase puts, calls, straddles, spreads, or any combination thereof if by reason thereof, the value of its aggregate investment in such classes of securities (other than protective puts) will exceed 5% of its net assets.

     (12) Make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

     Each Fund may, notwithstanding any other fundamental or non-fundamental investment restriction or policy, invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

     Except as to the 300% asset coverage required by fundamental restriction number 3, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction. Notwithstanding the foregoing, if a Fund's investment in illiquid securities exceeds 15% of its net assets, whether through a change in values, net assets, or otherwise, the Fund will take appropriate steps to protect liquidity, including the orderly liquidation of illiquid securities in a manner consistent with the realization of the maximum value of those assets.


     Pursuant to a restriction imposed by a state securities commission, the Investment Adviser waives its fee on all assets of any Fund invested in shares of other open-end investment management companies pursuant to investment restriction d., above.


     In order to permit the sale of shares of the Funds in certain states, the Trustees may, in their sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Trustees may, in their sole discretion, revoke such policy.

                     CALCULATION OF THE FUNDS' PERFORMANCE

Total Return
     The average annual total return on Shares of each class of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in Shares of that class of the Fund made at the net asset value of such shares at the beginning of the period, and then calculating the annual compounded rate of return that would produce that amount. Total return for a period of one year is equal to the actual return of shares of that class of the Fund during that period. The following formula describes the calculation:


                                 ERV = P(1+T)(n)


 Where:

      P     =   a hypothetical initial investment of $1,000
      T     =   average annual total return
      n     =   number of years
      ERV   =   ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

     This calculation assumes that (i) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and
(ii) all recurring fees are included for applicable periods.


     Each Fund may illustrate in advertisements and sales literature the average annual total return and cumulative total return for several time periods throughout the Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return for a Fund will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.



     The average annual total return for the one year period ended September 30, 1997 were as follows:




                                               Class A     Class X
                                               ---------   --------
Phoenix-Seneca Growth Fund                      26.51%      27.27%
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund          11.25%      11.39%
Phoenix-Seneca Bond Fund                         N/A        11.26%
Phoenix-Seneca Real Estate Securities Fund      34.54%      35.44%



     The average annual total returns for the period from commencement of investment operations through September 30, 1997 were as follows:



                                               Class A     Class X
                                               ---------   --------
Phoenix-Seneca Growth Fund                      41.58%     42.85%
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund          38.23%     38.58%
Phoenix-Seneca Bond Fund                         N/A        9.83%
Phoenix-Seneca Real Estate Securities Fund      30.15%     31.16%



%

Yield

     The 30-day yield quotation as to a class of shares of the Phoenix-Seneca Bond Fund and the Phoenix-Seneca Real Estate Securities Fund may be computed by dividing the net investment income for the period as to shares of that class by the net asset value of each share of that class on the last day of the period, according to the following formula:


                            YIELD = 2[(a-b + 1)(6)-1]
                                      cd


 Where:



      a   =   dividends and interest earned during the period.
      b   =   net expenses accrued for the period.
      c   =   the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.
      d   =   the maximum offering price per share of the class (net asset value per share) on the last day of the period.

     Return for a Fund is not fixed or guaranteed and will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, and do not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to each class of each Fund. The return of a class may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.


     The yields for the 30-day period ended September 30, 1997 were as follows:




                                               Class A     Class X
                                               ---------   --------
Phoenix-Seneca Bond Fund                         N/A        5.81%
Phoenix-Seneca Real Estate Securities Fund      0.87%       2.25%



Other Quotations, Comparisons, and General Information

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of a Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, total return of a Fund's classes may be compared to averages or rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors mutual fund performance; the Lehman Brothers Government/ Corporate Index, an unmanaged index of consisting of a mixture of government and corporate bonds rated within "investment grade" categories by S&P or Moody's; the Morgan Stanley Europe, Australia, Far East Index ("EAFE"), an unmanaged index of international stock markets, the S&P Mid-Cap Index, an unmanaged index of common stocks; the S&P 500 Index, an unmanaged index of common stocks; the Russell 2000 Index (the "Russell 2000"), an unmanaged index of common stocks; the Russell 3000 Index (the "Russell 3000"), an unmanaged index of common stocks; or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the NYSE. The performance of the Phoenix-Seneca Real Estate Securities Fund may be compared to the Wilshire Real Estate Securities Index, an unmanaged index consisting of publicly-traded REITs and real estate operating companies.


     The S&P 500 Index is an unmanaged index of 500 common stocks traded on the NYSE, American Stock Exchange and the Nasdaq National Market. The S&P 500 represents approximately 70% of the total domestic U.S. equity market capitalization. The S&P Mid-Cap Index is an unmanaged index of common stocks of 400 companies with mid-size market capitalizations--$300 million to $5 billion. The S&P 500 and the S&P Mid-Cap Indices are market value-weighted indices (shares outstanding times stock price) in which each company's influence on the respective index is directly proportional to its market value. The companies in the S&P 500 Index and the S&P Mid-Cap Index are selected from four major industry sectors: industrials, utilities, financials and transportation. The 500 companies chosen for the S&P 500 Index are not the 500 largest companies in terms of market value. Rather, the companies chosen by S&P for inclusion in the S&P 500 tend to be leaders in important industries within the U.S. economy. The Russell 2000 is an unmanaged index of 2000 common stocks of small capitalization companies. The Russell 2000 is composed of the 2000 smallest companies with respect to capitalization in the Russell 3000 and represents approximately 70% of the Russell 3000 total market capitalization. The Russell 3000 is an unmanaged index of 3000 common stocks of large United States companies with market capitalizations ranging from approximately $60 million to $80 billion. The Russell 3000 represents approximately 98% of the United States equity market. The Wilshire Real Estate Securities Index is an unmanaged, market-capitalization-weighted index consisting of publicly-traded REITs and real estate operating companies. It excludes healthcare and other "special-purpose" REITs. It is rebalanced monthly and reconstituted quarterly.

     In addition, the performance of the classes of a Fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer's Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, the New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if a Fund is listed in such a publication) or used for comparison, as well as performance listings and rankings from various other sources, including Bloomberg Financial Systems, CDA/Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre & Co., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems.

     In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Funds.

     The Trust may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of a Fund since the Fund's inception.


     In presenting investment results, the Trust may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where and when to invest; and (c) his need to analyze his time frame for future capital needs to determine how to invest. The investor controls these three factors, all of which affect the use of investments in building assets. The Investment Adviser's agreement to limit each Fund's operating expenses will increase investment performance.

                     ADVISORY AND ADMINISTRATIVE SERVICES


Investment Adviser
     Overall responsibility for the management and supervision of the Trust and the Funds rests with the Trustees of Phoenix-Seneca Funds (the "Trustees"). PIC's services under its Investment Management Agreement and PEPCO's services under the Administrative Services Agreement with the Trust are subject to the direction of the Trustees. Seneca's services under the Subadvisory Agreement are subject to the direction of both the Trustees and PIC.

     Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser for the Phoenix-Seneca Funds pursuant to an Investment Advisory Agreement. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to the Phoenix-Seneca Funds, PIC also serves as investment adviser to other entities including Phoenix Duff & Phelps Institutional Mutual Funds (except Enhanced Reserves Portfolio and Real Estate Equity Securities Portfolio), Phoenix Series Fund, Phoenix Multi-Portfolio Fund (all portfolios other than the Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (all funds except Phoenix Equity Opportunities
Fund), Phoenix Equity Series Fund, Phoenix Investment Trust 97 and The Phoenix Edge Series Fund (all series other than the Real Estate Securities Series and Aberdeen New Asia Series) and as subadviser to the SunAmerica Series Trust, among other investment advisory clients. As of December 31, 1996, PIC had approximately $18.2 billion in assets under management.

     All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("PEPCO"), a subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff & Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries.

     The Funds' Investment Subadviser is Seneca Capital Management, LLC ("Seneca"). Its principal offices are located at 909 Montgomery Street, San Francisco, California 94133. Under a Subadvisory Agreement with PIC and the Trust, Seneca's duties to each Fund include: (1) supervising and managing the investments of that Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the investment objective, strategies, and policies of that Fund and comply with government regulations. Seneca has approximately 40 full-time employees and acts as investment adviser or manager for approximately $3.25 billion of institutional and private investment accounts.


     Pursuant to the Management Agreement, the Investment Adviser supervises and assists in the management of the assets of each Fund and furnishes each Fund with research, statistical and advisory services. Pursuant to the Subadvisor Agreement, PIC has delegated the responsibility for making investment decisions for the Funds and selecting brokers and dealers to execute transactions for each Fund. In managing the assets of the Funds, the Investment Adviser/Subadviser furnishes continuously an investment program for each Fund consistent with the investment objectives and policies of that Fund. More specifically, the Investment Adviser/Subadviser determines from time to time what securities shall be purchased for the Fund, what securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested as cash, subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Fund, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish.


     For its investment advisory services under the Management Agreement, the Investment Adviser receives a fee, payable monthly, from Phoenix-Seneca Growth Fund equal to 0.70% per annum of the Fund's average daily net assets, from Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund equal to 0.80% per annum of the Fund's average daily net assets, from Phoenix-Seneca Bond Fund equal to 0.50% per annum of such Fund's average daily net assets, and from Phoenix-Seneca Real Estate Securities Fund equal to 0.85% per annum of such Fund's average daily net assets. The Investment Adviser pays the Investment Subadviser a fee of 0.35% for the Phoenix-Seneca Growth Fund, 0.40% for the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, 0.25% for the Phoenix-Seneca Bond Fund, and 0.425% for the Phoenix-Seneca Real Estate Securities Fund.


     For the period ended September 30, 1997, the former Investment Manager, GMG/Seneca Capital Management, LLC, earned investment management fees of $200,056, $89,157, $34,294 and $164,147 for services rendered pursuant to the Management Agreement to Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, Phoenix-Seneca Bond Fund and Phoenix-Seneca Real Estate Securities Fund, respectively.


     The management fees are accrued daily and will be prorated with respect to any Fund if the Investment Adviser shall not have acted as that Fund's investment adviser during any entire monthly period. The Investment Management Agreement provides that if the operating expenses of a Fund in any year, excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses, exceed the expense limits set by state securities law administrators in states in which that Fund's shares are sold, the amount payable to the Investment Adviser will be reduced (but not below zero) by the amount of such excess. Recent federal legislation preempts states' abilities in most circumstances to impose such expense limits. Each Fund will reimburse the Investment Adviser for fees foregone or other expenses paid by the Investment Adviser in order to comply with any expense limitation imposed by state laws in later years in which operating expenses for the Fund are less than such expense limitations for such year. No interest, carrying or finance charge will be paid by a Fund as to the amounts representing fees foregone or other expenses paid. In addition, no Fund will pay any unreimbursed amounts to the Investment Adviser upon termination of its Investment Management Agreement.

     The Investment Adviser has voluntarily agreed to reimburse the Funds' operating expenses (excluding Management Fees and Rule 12b-1 Fees) through September 30, 1998 to prevent total operating expenses from exceeding, on an annualized basis, the following:





            Fund                Class X     Class A     Class B     Class C     Class M
Growth Fund                      1.25%       1.85%       2.60%       2.60%       2.10%
Mid-Cap "EDGE"(SM) Fund          2.10%       2.70%       3.45%       3.45%       2.95%
Bond Fund                        1.85%       2.45%       3.20%       3.20%       2.70%
Real Estate Securities Fund      2.35%       3.05%       3.80%       3.80%       3.30%



     The Investment Adviser may discontinue or modify any such waivers or reimbursements it may provide in the future at its discretion.

     Under the Investment Management Agreement, the Trust, on behalf of each Fund, agrees (i) not to hold the Investment Adviser or any of its officers or employees liable for, and (ii) to indemnify or insure the Manager and its officers and employees ("Indemnified Parties") against, any costs and liabilities the Indemnified Parties may incur as a result of any claim against the Indemnified Parties in the good faith exercise of their powers under the Investment Management Agreement or arising out of an act or omission of the Trust's custodian of assets, or of any broker or agent selected by the Investment Adviser in a commercially reasonable manner, excepting matters as to which the Indemnified Parties shall be finally adjudged to have been guilty of willful misfeasance, bad faith, gross negligence, reckless disregard of duty or breach of fiduciary duty (all as used in the 1940 Act).


     The Investment Management Agreement may be modified or amended only with the approval of the holders of a majority of the applicable Fund's outstanding shares and by a vote of the majority of the Independent Trustees. Unless terminated, the Investment Management Agreement continues in full force and effect for two years after its date of execution, and for successive periods of one year thereafter, but only as long as each such continuance after the end of the initial two year period is approved annually by a majority vote of the Trustees or by a vote of the holders of a majority of the out standing shares of the applicable Fund, but in either event it also must be approved by a vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement may be terminated without penalty by either party upon 60 days' written notice and automatically terminates in the event of its assignment.


     Officers and Trustees of the Trust who are also principals in and employees of GMG/Seneca may receive indirect compensation by reason of investment advisory fees paid by the Trust to GMG/Seneca in its capacity as the Subadviser.

     [Gail P. Seneca, President and Trustee of the Trust, Sandra J. Westhoff, Treasurer and Trustee of the Trust, and Ronald K. Jacks, Secretary of the Trust, are each an "affiliated person" of the Trust (as defined in the 1940
Act). Gail P. Seneca, as the sole "Managing Member," Chief Investment Officer, and an owner of more than 5% of the equity of Seneca is an "affiliated person" of Seneca. Sandra J. Westhoff, as Chief Administrative Officer of Seneca, and Ronald K. Jacks, as a Portfolio Manager of Seneca, are each an "affiliated person" of Seneca.]

     In the management of the Trust and their other accounts, Seneca and its affiliates allocate investment opportunities to all accounts for which they are, in the Subadviser's judgment, appropriate, subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are generally allocated in proportion to net assets. In some cases this procedure may have an adverse effect on the price or volume of the security as far as the Funds are concerned. However, it is the judgment of the Trustees that the desirability of continuing the Trust's advisory arrangements with the Investment Adviser outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Brokerage."

     In an attempt to avoid any potential conflict with portfolio transactions for the Funds, the Investment Adviser, Subadviser and the Trust, on behalf of each Fund, have adopted restrictions on personal securities trading by personnel of the Investment Adviser, Subadviser and their affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities.

     In the event neither the Investment Adviser or Subadviser nor any of their affiliates acts as investment adviser to the Trust, the name of the Trust will be changed to one that does not contain the names "Phoenix" and "Seneca" or otherwise suggest an affiliation with the Investment Adviser or Subadviser.

Administrator

     PEPCO, in its capacity as Administrator of each Fund, is responsible for providing administrative services for each Fund under an administration agreement (the "Administration Agreement"). PEPCO and the Trust have also entered into an agreement (the "Sub-Administration Agreement") with State Street Bank and Trust Company under which State Street provides most of these services. In the Sub-Administration Agreement, the Trust has agreed to guarantee the obligation of PEPCO to compensate State Street. The services to be rendered under the Administration Agreement include for each Fund, (a) overseeing the determination and publication of each Fund's net asset value,
(b) overseeing the maintenance by the Custodian of certain books and records of the Funds as required by Rule 31a-1(b) under the 1940 Act, (c) preparing each Fund's tax returns, (d) preparing financial information for each Fund's semiannual and annual reports, proxy statements, and other communications to shareholders, (e) preparing each Fund's periodic financial reports on Form N-SAR and financial information required for the Fund's filings with the SEC,
(f) providing periodic testing of each Fund's portfolio to assist in compliance with the requirements of the Code for qualification as a registered investment company and with the 1940 Act and prospectus limitations on investments, (g) filing annual and semiannual reports with appropriate regulatory agencies, (h) preparing and filing with the SEC Rule 24f-2 notices, and (i) preparing and filing state registrations of the Trust's securities.


     For its services under the Administration Agreement, PEPCO is entitled to receive a fee (the "Administrative Services Fee") from each Fund based on the average net assets of the Fund. The Administrative Services Fee will be payable monthly and will equal, on an annualized basis, the sum of (i) .08% of the first $125 million average net assets, plus (ii) .06% of the next $125 million average net assets, plus (iii) .04% of the average net assets above $250 million. In addition, for performing Blue Sky and other administrative services PEPCO is entitled to receive from each Fund an annual fee equal to $2,500 for each class of shares in such Fund. During each year, each Fund will be obligated to pay a minimum Administrative Services Fee of $55,000. If the Trust terminates the Administration Agreement prior to the third anniversary of the date that the Trust first accepts money for investment, the Trust is obligated to pay to PEPCO a termination fee equal to certain amounts by which PEPCO was required to waive its Administrative Services Fee under the terms of the Administration Agreement. For the period ended September 30, 1997, GMG/Seneca earned Administrative Services Fees of $57,514, $56,326, $55,433 and $57,899 for services rendered pursuant to the Administration Agreement to Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, Phoenix-Seneca Bond Fund and Phoenix-Seneca Real Estate Securities Fund, respectively.



     The above fees may be changed by the Trustees without shareholder approval.



     Each Fund bears all expenses of its own operation (subject to the expense limitations described above), which expenses include: (i) fees and expenses of any investment adviser or administrator of the Fund; (ii) organization expenses of the Trust; (iii) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (iv) brokers' commissions; (v) payment for portfolio pricing services to a pricing agent, if any; (vi) legal, accounting or auditing expenses; (vii) interest, insurance premiums, taxes or governmental fees; (viii) fees and expenses of the transfer agent of the Funds;
(ix) the cost of preparing stock certificates or any other expenses, including, without limitation, clerical expenses of issue, redemption or repurchase of shares of the Fund; (x) the expenses of and fees for registering or qualifying shares of the Funds for sale and of maintaining the registration of the Funds;
(xi) a portion of the fees and expenses of Trustees who are not affiliated with the Investment Adviser or Subadviser; (xii) the cost of preparing and distributing reports and notices to existing shareholders, the SEC and other regulatory authorities; (xiii) fees or disbursements of custodians of the Funds' assets, including expenses incurred in the performance of any obligations enumerated by the Agreement and Declaration of Trust or By-Laws of the Trust insofar as they govern agreements with any such custodian; (xiv) costs in connection with annual or special meetings of shareholders, including proxy material preparation, printing and mailing; (xv) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business; and (xvi) distribution fees and service fees applicable to each class of shares.


     The Funds' Management and Administration Agreements each provide that the Investment Advisor/Subadviser and PEPCO may render similar services to others so long as the services provided thereunder are not impaired thereby.

The Distributor
     PEPCO also acts as the Distributor for the Funds and as such will conduct a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. PEPCO is an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company and an affiliate of the Adviser. Shares of the Funds may be purchased through investment dealers who have sales agreements with the Distributor. During the previous fiscal years, purchasers of shares of the Funds did not pay any sales charges.


     The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Funds, or by vote of a majority of the Funds' Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.

     Dealers with whom the Distributio has entered into sales agreements receive sales charges in accordance with the commission table set forth in the Prospectus. The Distributor may from time to time pay, from its own resources or pursuant to the Plans of Distribution described below, a bonus or other incentive to dealers (other than the Distributor) which employ a registered representative who sells a minimum dollar amount of the shares of the Funds during a specific period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonuses. The Distributor may, from time to time, reallow the entire portion of the sales charge which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

Plans of Distribution
     The Funds have adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Funds other than Class X (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan" and collectively the "Plans"). The Plans permit the Funds to pay the Distributor for furnishing shareholder services and to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.

     Pursuant to the Plans, the Funds pay the Distributor 0.25% annually of the average daily net assets of the Funds' Class A, Class B, Class C and Class M Shares and reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% annually of the average daily net assets of the Funds' Class B and Class C Shares, and up to 0.25% annually of the average daily net assets of the Funds' Class M Shares.

     Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B Shares; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of theTrust determine are reasonably calculated to result in the sale of shares of the Funds.

     Expenses not reimbursed during any year, because of the limitations on reimbursements, may be carried over and paid in future years when actual expenses are less than the respective limits under each Plan. If a reimbursement appears probable, it will be accounted for as a current expense of the Funds regardless of the time period over which the reimbursement may actually be paid by the Funds. If the Plans are terminated in accordance with their terms, the obligations of the Funds to make payments to the Distributor pursuant to the Plans, including payments for expenses carried over from previous years, will cease and the Funds will not be required to make any payments past the date on which the Plans terminate.

     In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Funds' Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provides that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of that class of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of the Plan Trustees or a majority of the outstanding shares of the relevant class of the Funds.

     The National Association of Securities Dealers, Inc. ("NASD"), regard certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.

     For the fiscal year ended September 30, 1997, the Funds paid to Seneca Distributors, the Former Distributor, [$313.73] pursuant to the then current Distribution Agreement. As of September 30, 1997, the Funds had accrued expenses of [$568] pursuant to the then current Distribution Agreement. During the last fiscal year, the Former Distributors expended the amounts indicated below in connection with the distribution of the Funds' shares:




      Advertising:                                     [$80,532.78]
      Printing and mailing of Prospectuses:            [$90,000.00]
      Other (includes development of certain
      graphics as well as establishment of Internet
      capabilities):                                   [$27,000.00]


                             TRUSTEES AND OFFICERS

     The Trustees have responsibility for management of the business of the Trust. The executive officers of the Trust are responsible for its day to day operation. Set forth below is certain information concerning the Trustees and officers.



     Name and Title                Address            Age        Principal Occupations During Past Five Years
------------------------ --------------------------- ----- ---------------------------------------------------------
Gail P. Seneca,*         909 Montgomery Street        42   Ms. Seneca has been President and a Trustee of the Trust
President, and Trustee   San Francisco, CA 94133           since February 1996. Since July 1, 1996, she has been
                                                           the Managing Member of GMG/Seneca. Since November
                                                           1989, she has been Chief Investment Officer and a
                                                           managing general partner of GMG/Seneca Capital
                                                           Management, L.P.
Sandra J. Westhoff,*     909 Montgomery Street        36   Ms. Westhoff has been Treasurer and a Trustee of the
Treasurer and Trustee    San Francisco, CA 94133           Trust since February 1996. From September 1994 to
                                                           present, she has been Chief Administrative Officer of
                                                           GMG/Seneca Capital Management, L.P., and, since July
                                                           1, 1996, Chief Administrative Officer of GMG/Seneca.
                                                           From 1989 to 1994, she was Director of Finance for the
                                                           San Francisco Newspaper Agency.
Ronald K. Jacks,*        909 Montgomery Street        30   Mr. Jacks has been Secretary of the Trust since February
Secretary                San Francisco, CA 94133           1996. He served as a Trustee of the Trust from February
                                                           1996 through June 1997. From July 1990 to present he
                                                           has been a Portfolio Manager of GMG/Seneca Capital
                                                           Management, L.P., and since July 1, 1996, a Portfolio
                                                           Manager of GMG/Seneca.
Mary Ann Cusenza,**      2109 Santa Cruz Avenue,      39   Ms. Cusenza has been a Trustee of the Trust since
Trustee                  Menlo Park, CA 94025              February 1996. She joined Apple Computer, Inc. in
                                                           1985 and was a Vice President and Treasurer of Apple
                                                           Computer, Inc. from 1992 until February 1996.
Melinda Ellis Evers,**   c/o Ellis Partners,          35   Ms. Evers has been a Trustee of the Trust since February
Trustee                  351 California Street,            1996. She is a founding partner of Ellis Partners, Inc.,
                         Suite 1150,                       a real estate investment firm, established in 1993. From
                         San Francisco, CA 94104           1991 to 1993 she attended Stanford University's
                                                           Graduate School of Business. From 1984 to 1991, she
                                                           was a Portfolio Manager with Grubb & Ellis Realty
                                                           Advisers.
Paul E. Erdman,**        1817 Lytton Springs Road,    63   Mr. Erdman has been a Trustee of the Trust since
Trustee                  Healdsburg, CA 95448              February 1996. He is an economist and novelist, and,
                                                           since 1979, has served on the Board of Advisors of The
                                                           University of Georgetown School of Foreign Service.


 * "Interested persons" within the meaning of the 1940 Act.


** Each of the Independent Trustees is a trustee of each of the other Seneca Funds and a member of the Trust's Audit Committee.

Compensation of Trustees and Officers

     The Funds pay no compensation to its officers or Trustees affiliated with the Investment Adviser/Subadviser. Each Trustee of the Trust who is not an "interested person" of the Trust receives a fee of $2,500 for each regular, quarterly meeting of the Board of Trustees attended and is reimbursed for expenses incurred in connection with such attendance. For services to the Funds during the last fiscal year, the Trustees received an aggregate of $32,524.


     The following table sets forth the estimated compensation to be paid to the Trust's Trustees for the next fiscal year.





                                                Pension or              Total
                          Aggregate         Retirement Benefits      Compensation
                         Compensation         Accrued as Part       from Trust and
   Name of Trustee      from the Trust      of Trust's Expenses    Funds in Complex
---------------------   ----------------   ---------------------   -----------------
Gail P. Seneca              $     0                 --                  $     0
Sandra J. Westhoff          $     0                 --                  $     0
Mary Ann Cusenza            $10,000                 --                  $10,000
Melinda Ellis Evers         $10,000                 --                  $10,000
Paul E. Erdman              $10,000                 --                  $10,000


Principal Shareholders

     The following table sets forth information as of September 30, 1997 with respect to each person who owns of record or is known by the registrant to own of record or beneficially 5% or more of any class of the registrant's outstanding equity securities:





              Name of                             Name of                 Number of       Percent
            Shareholder                             Fund                   Shares        of Class
-----------------------------------   --------------------------------   -------------   ---------
Charles Schwab & Company              Growth Class A                     281,604.222       76.23%
 101 Montgomery Street                Growth Class X                     299,247.838       14.43%
 San Francisco, CA 94104              Mid-Cap "EDGE"(SM) Class A         37,795.333       25.76%
                                      Mid-Cap "EDGE"(SM) Class X          67,027.014       11.76%
                                      Bond Class X                       172,910.655       20.53%
                                      Real Estate Securities Class A     107,410.287       49.87%
BT Alex. Brown Incorporated           Mid-Cap "EDGE"(SM) Class X         164,303.862       28.82%
 PO Box 1346                          Bond Class X                       165,143.400       19.61%
 Baltimore, MD 21203                  Real Estate Securities Class X     196,435.506       10.33%
State Street Bank & Trust Co          Mid-Cap "EDGE"(SM) Class A           8,426.111        5.74%
 C/F Thomas A Silberman IRA
 270 Euclid Ave.
 Winnetka, IL 60093
WPO/NCC Investors LLC                 Mid-Cap "EDGE"(SM) Class A            8,909.48        6.07%
 3000 Sand Hill Rd Ste 3-290
 Menlo Park, CA 94025
Susan R. Mintz                        Real Estate Securities Class A      16,240.544        7.54%
 1750 Saint Charles Ave. Apt 610
 New Orleans, LA 70130
NFSC FEBO                             Real Estate Securities Class A      13,102.573        6.08%
 Donald J Riskind TTEE
 Donald J Riskind Trust U/A 8/3/94
 5855 N Kolb Rd Apt 8212
 Tucson, AZ 85750
Roxanne B Chapman                     Growth Class X                     105,420.496        5.08%
 David S Wang Co TTEES
 MacDonald Family Foundation
 PO Box 64788
 Los Angeles, CA 90064
RAS CRT                               Growth Class X                     143,678.161        6.93%
 DTD 9-15-94
 c/o K&E Management LTD
 400 S El Camino Real Ste 1289
 San Mateo, CA 94402

              Name of                              Name of                 Number of       Percent
            Shareholder                              Fund                   Shares        of Class
------------------------------------   --------------------------------   -------------   ---------
Tenderloin Neighborhood Dev Corp       Bond Class X                        54,947.833        6.52%
 201 Eddy St
 San Francisco, CA 94102
Eileen Feather Tr                      Bond Class X                        64,758.189        7.69%
 U/A 11-13-86
 John V Feather Trust
 PO Box 737
 Pebble Beach, CA 93953
Builders of the Adytum                 Bond Class X                        54,042.473        6.42%
 5101 N Figueroa St
 Los Angeles, CA 90042
Pacific Bank Cust                      Real Estate Securities Class X     296,166.192       15.58%
 Blair Walker Stratford TTEE
 Blair Walker Stratford 1994 Fam Tr
 ATTN Ginger Bradley
 100 Montgomery St
 San Francisco, CA 94104
Pacific Bank Cust                      Real Estate Securities Class X     263,852.517       13.88%
 Walker Security Investments LLC
 ATTN Ginger Bradley
 100 Montgomery St
 San Francisco, CA 94194



     As of the September 30, 1997, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting or investing power with respect to) shares of the Funds as follows: [791 shares of Phoenix-Seneca Growth Fund; 14,550 shares of Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund; and 11,543 of shares of Phoenix-Seneca Real Estate Securities Fund. The shares owned by the Trustees and officers were of the Class X only.]



                                NET ASSET VALUE

 (See "Net Asset Value" in the Prospectus.)


     Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of securities of the Funds. The net asset value per share of each class of each Fund is determined once daily, Monday through Friday as of the close of regular trading on the NYSE (normally 4:00 P.M. New York City time) on each day the Trust is "open for business" (as defined in the Prospectus) in which there is a sufficient degree of trading in that Fund's portfolio securities that the current net asset value of that Fund's shares might be materially affected. A Fund need not determine its net asset value on any day during which its shares were not tendered for redemption and the Trust did not receive any order to purchase or sell shares of that Fund. In accordance with procedures approved by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class. The NYSE is not open for trading on weekends or on New Year's Day (January 1), Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day (December
25).


     The public offering price per share of a class of a Fund is the net asset value per share of that class of that Fund next determined after receipt of an order. Orders for shares that have been received by the Trust or the Transfer Agent before the close of regular trading of the NYSE are confirmed at the offering price effective at the close of regular trading of the NYSE on that day, while orders received subsequent to the close of regular trading of the NYSE will be confirmed at the offering price effective at the close of regular trading of the NYSE on the next day on which the net asset value is calculated.


     Bonds and other fixed-income securities (other than short-term obligations but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, when such valuations are believed to reflect the fair value of such securities.

     In determining the net asset value, unlisted securities for which market quotations are available are valued at the last reported sales price or, if no sales reported or such pricing is not provided, the mean between the most recent bid and asked prices. Securities, options on securities, futures contracts and options thereon that are listed or admitted to trading on a national exchange, are valued at their last sale on such exchange prior to the time of determining net asset value; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price. Securities listed on more than one exchange shall be valued on the exchange the security is most extensively traded. Quotations of foreign securities in foreign currency will be converted to U.S. Dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less will be valued at amortized cost, when the Trustees determines that amortized cost is their fair market value. Certain debt securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Trustees.

     For purposes of determining the net asset value of the Funds' shares, options transactions will be treated as follows: When a Fund sells an option, an amount equal to the premium received by that Fund will be included in that Fund's accounts as an asset and a deferred liability will be created in the amount of the option. The amount of the liability will be marked to the market to reflect the current market value of the option. If the option expires or if that Fund enters into a closing purchase transaction, that Fund will realize a gain (or a loss if the cost of the closing purchase exceeds the premium received), and the related liability will be extinguished. If a call option contract sold by a Fund is exercised, that Fund will realize the gain or loss from the sale of the underlying security and the sale proceeds will be increased by the premium originally received.



                               HOW TO BUY SHARES

     The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.


                       ALTERNATIVE PURCHASE ARRANGEMENTS

     Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Distributor prior to its close of business.

     The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Trust, the accumulated continuing distribution services fee and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A or M Shares purchased at the same time.

     Dividends paid by the Funds, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution services fee and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

Class A Shares
     Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution services fee at an annual rate of 0.25% of the Trust's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See the Funds' current Prospectus for additional information.

Class B Shares
     Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See the Funds' current Prospectus for additional information.

     Class B Shares are subject to an ongoing distribution services fee at an annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution services fee paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

     Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution services fee. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

     For purposes of conversion to Class A Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Trust account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Trust account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B Share dividends in the sub-account will also convert to Class A Shares.

Class C Shares
     Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution services fee of up to 1.00% of the Funds' aggregate average daily net assets attributable to Class C Shares. See the Funds' current Prospectus for more information.

Class M Shares
     Class M Shares incur a sales charge at the time of purchase but are not subject to any sales charge when redeemed. Certain purchases of Class M Shares may qualify for reduced initial sales charges as described in the Funds' Prospectus. Class M Shares are subject to an ongoing distribution services fee of up to 0.50% of the Funds' aggregate average daily net assets attributable to Class M Shares.


                           INVESTOR ACCOUNT SERVICES

     The Funds offer combination purchase privileges, letters of intent, accumulation plans, withdrawal plans and reinvestment and exchange privileges as described in the Funds' current Prospectus. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574.

     Exchanges. Under certain circumstances, shares of any Phoenix Fund may be exchanged for shares of the same Class of another Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, Series, or Portfolio, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").


     Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge.


     Dividend Reinvestment Across Accounts. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

                              REDEMPTION OF SHARES

     Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more. See the Funds' current Prospectus for further information.

     Redemptions by Class B and C shareholders will be subject to the applicable deferred sales charge, if any.

     Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 30 day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

Telephone Redemptions
     Shareholders may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

Reinvestment Privilege
     Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.


                    DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate entity for federal income tax purposes.

     A regulated investment company qualifying under Subchapter M of the Code is not subject to federal income tax on distributed amounts to the extent that it distributes annually its taxable and, if any, tax-exempt net investment income and net realized capital gains in accordance with the timing requirements of the Code. For each taxable year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Code.


     Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) the Fund distribute at least annually to its shareholders as dividends at least 90% of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to be treated as a regulated investment company but such amount is taxed to the Fund if it is not distributed); and (c) the Fund diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

     Under certain state tax laws, each Fund must also comply with the "short-short" test to qualify for treatment as a RIC for state tax purposes. Under the "short-short" test the Fund must derive less than 30% of its gross income each taxable year as gains (without deduction for losses) from the sale or other disposition of securities for less than three months. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates. In addition, if in any tax year a Fund does not qualify as a RIC for state tax purposes, a capital gain dividend may not retain its character in the hands of the shareholder for state tax purposes.

     Each Fund is subject to a 4% nondeductible federal excise tax on amounts required to be but not distributed, as determined under a prescribed formula. The formula requires that a Fund distribute (or be deemed to have distributed) to shareholders during a calendar year at least 98% of the Fund's ordinary income (not including tax-exempt interest) for the calendar year, at least 98% of the excess of its capital gains over the capital losses realized during the one-year period ending October 31 during such year, as well as any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the Fund paid no federal income tax. Each Fund has distribution policies that should generally enable it to avoid liability for this tax.

     Net investment income for each Fund is the Fund's investment income less its expenses. Dividends from taxable net investment income and the excess, if any, of net short-term capital gain over net long-term capital loss of a Fund are treated under the Code as ordinary income, and dividends from net long-term capital gain in excess of net short- term capital loss ("capital gain dividends") are treated under the Code as long-term capital gain, for federal income tax purposes. These dividends are paid after taking into account, and reducing the distribution to the extent of, any available capital loss carryforwards. Distributions from a Fund's current or accumulated earnings and profits, as computed for Federal income tax purposes, will be treated as described above whether taken in shares or in cash. Certain distributions received in January may be treated as if paid by a Fund and received by a shareholder on December 31 of the prior year.

     Dividends, including capital gain dividends, paid by a Fund shortly after a shareholder's purchase of shares have the effect of reducing the net asset value per share of his shares by the amount per share of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price to the shareholder, they may be characterized as ordinary income or capital gain as described above.

     Equity options (including options on stock and options on narrow-based stock indices) and over-the-counter options on debt securities written or purchased by a Fund are subject to tax the character of which will be determined under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of such option, on the Fund's holding period for such option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or security or a substantially identical stock or security in the Fund's portfolio. The exercise of a call option purchased by a Fund is not a taxable transaction for the Fund. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If such option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, whether the gain or loss is long- term or short-term depends on the holding period of the underlying stock or security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.


     All futures contracts and foreign currency contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) are governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position are treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's taxable year, all outstanding Section 1256 positions are marked to market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss recognized as 60% is long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.


     Because options, futures and currency activities of a Fund may increase the amount of gains from the sale of securities or investments held or treated as held for less than three months, the Funds may limit these transactions in order to comply with the 30% limitation described above.

     Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short- term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.

     Positions of a Fund which consist of at least one debt security not governed by Section 1256 and at least one futures or currency contract or listed nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such debt security are treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a regulated investment company for federal income tax purposes.

     These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund's income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short- term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

     A Fund's investment in zero coupon securities or other securities having original issue discount (or market discount, if the Fund elects to include market discount in income currently) will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market rules described above may also require a Fund to recognize gains without a concurrent receipt of cash. In such case, a Fund will not be able to purchase additional income producing securities with the cash generated by the sale of such securities but will be required to use such cash to make such required distributions, and its current portfolio income may ultimately be reduced accordingly. In order to distribute this income or gains, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     The Funds may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of applicable tax treaties. However, the Funds will not be eligible to pass through to shareholders any foreign tax credits or deductions for foreign taxes paid by the Funds that are not thus reduced or eliminated. Certain foreign exchange gains and losses realized by the Funds with respect to such securities or related currency transactions will generally be treated as ordinary income and losses. Certain uses of foreign currency and investments by the Funds in certain "passive foreign investment companies" may be limited in order to avoid adverse tax consequences for the Funds (or an election, if available, may be made with respect to such investments).

     Different tax treatment, including a penalty on certain distributions, excess contributions or other transactions is accorded to accounts maintained as IRAs or other retirement plans. Investors should consult their tax advisers for more information.

     Redemptions, including exchanges, of shares may give rise to recognized gains or losses, except as to those investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption of shares may be disallowed under "wash sale" rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder's sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains with respect to such shares.

     The Trust is organized as a Delaware business trust, and neither the Trust nor the Funds are subject to any corporate excise or franchise tax in the State of Delaware, nor are they liable for Delaware income taxes provided that each Fund qualifies as a regulated investment company for federal income tax purposes and satisfies certain income source requirements of Delaware law.

     The foregoing discussion of U.S. federal income tax law does not address the special tax rules applicable to certain classes of investors, such as insurance companies. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions treated as ordinary dividends.

     This discussion of the federal income tax treatment of the Funds and their distributions is based on the federal income tax law in effect as of the date of this Statement of Additional Information. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information and about the possible application of state, local and foreign taxes in light of their particular tax situations.


                              PORTFOLIO BROKERAGE

     (See "Portfolio Transactions" in the Prospectus.)

     It is the general policy of the Trust not to employ any broker in the purchase or sale of securities for a Fund's portfolio unless the Trust believes that the broker will obtain the best results for the Fund, taking into consideration such relevant factors as price, the ability of the broker to effect the transaction and the broker's facilities, reliability and financial responsibility. Commission rates, being a component of price, are considered together with such factors. Subject to the foregoing, where transactions are effected on securities exchanges, the Trust may employ GMG Securities as a broker. The Trust is not obligated to deal with any broker or group of brokers in the execution of transactions in portfolio securities.

     In selecting brokers to effect transactions on securities exchanges, the Trust considers the factors set forth in the first paragraph under this heading and any investment products or services provided by such brokers, subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Section 28(e) specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay a higher commission than the lowest rate available. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion." Accordingly, if the Trust determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research products and services provided by such broker, the Trust may pay commissions to such broker in an amount greater than the amount another firm might charge. Research products and services provided to the Trust include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses) providing lawful and appropriate assistance to GMG/Seneca and its affiliates in the performance their decision-making responsibilities.


     Each year, the Investment Adviser will consider the amount and nature of the research products and services provided by other brokers as well as the extent to which such products and services are relied upon, and attempt to allocate a portion of the brokerage business of their clients, such as the Trust, on the basis of such considerations. In addition, brokers sometimes suggest a level of business they would like to receive in return for the various services the provide. Actual brokerage business received by any broker may be less than the suggested allocations, but can (and often does) exceed the suggestions, because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker excluded from receiving business because it has not been identified as providing research services. As permitted by Section 28(e), the investment information received from other brokers may be used by GMG/Seneca (and its subsidiaries) in servicing all its accounts and not all such information may be used by GMG/Seneca, in its capacity as the Investment Adviser, in connection with the Trust. Nonetheless, the Trust believes that such investment information provides the Trust with benefits by supplementing the research otherwise available to the Trust.


     GMG Securities may act as broker for the Funds on exchange transactions, subject to the general policy of the Trust set forth above. Further, because of its relationship to GMG/Seneca, the Trust has decided to treat GMG Securities as if it were an "affiliated person" of GMG/Seneca and will apply certain procedures adopted by the Trustees. Commissions (if any) paid to GMG Securities must be at least as favorable as those believed to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange. A transaction will not be placed with GMG Securities if a Fund would have to pay a commission rate less favorable than GMG Securities contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for any customers of GMG Securities determined by a majority of the Independent Trustees not to be comparable to the Funds. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Independent Trustees, exceptions may be made.


     The commission rate on all exchange orders is subject to negotiation.
Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount that can be paid by the Trust to an affiliated person acting as broker in connection with transactions effected on a securities exchange. The Trustees, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 thereunder to ensure a broker's commission that is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time . . . ." Rule 17e-1 also requires the Trustees, including a majority of the Independent Trustees, to adopt procedures reasonably designed to provide that the commission paid is consistent with the above standard, review those procedures at least annually to determine that they continue to be appropriate and determine at least quarterly that transactions have been effected in compliance with those procedures. The Trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of Rule 17e-1.


     Section 11(a) of the Exchange Act provides that a member firm of a national securities exchange may not effect transactions on such exchange for the account of an investment company of which the member firm or its affiliate is the investment adviser unless certain conditions are met. These conditions require that the investment company authorize the practice and that the investment company receive from the member firm at least annually a statement of all commissions paid in connection with such transactions. Any transactions, GMG Securities effects on any exchange of which it is a member on behalf of the Funds will be effected in compliance with these conditions.


     If GMG Securities effects any transactions on behalf of a Fund, it will furnish to the Trust at least quarterly a statement setting forth the total amount of all compensation retained by GMG Securities or any associated person of GMG Securities in connection with such transactions and the Trustees of the Trust will review and approve all the Trust's portfolio transactions and the compensation received by GMG Securities in connection therewith.


     GMG Securities does not knowingly participate in commissions paid by the Trust to other brokers or dealers and does not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event GMG Securities at any time learns that it has knowingly received reciprocal business, it will so inform the Trustees.


     To the extent that GMG Securities receives brokerage commissions on Trust portfolio transactions, officers and Trustees of the Trust who have an equity ownership interest in GMG Securities may receive indirect compensation from the Trust through their participation in such brokerage commissions.



     In certain instances there may be securities that are suitable for a Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Investment Adviser. Investment decisions for a Fund and for the Investment Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Funds. When appropriate, orders for the account of the Funds are combined with orders for other investment companies or other clients advised by the Investment Adviser, including accounts (such as investment limited partnerships) in which the Investment Adviser or affiliated or associated persons of the Investment Adviser are investors or have a financial interest, in order to obtain a more favorable commission rate. When the same security is purchased for a Fund and one or more other funds or other clients on the same day, each party pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.


     It is possible that situations may arise in which legal and regulatory considerations would preclude certain trading for the Funds' accounts by reason of activities of GMG Securities or its affiliates. The U.S. Government and debt securities in which the Funds invest are traded primarily in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Trust, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, affiliated persons of the Trust may not serve as the Trust's dealer in connection with such transactions. However, affiliated persons of the Trust may serve as its broker in transactions conducted on an exchange or over-the-counter transactions conducted on an agency basis. On occasion, certain market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


     For the fiscal year ended September 30, 1997, the Funds paid brokerage commissions of $212,912.



                              PORTFOLIO TURNOVER

     See "Investment Practices and Risk Considerations--Portfolio Turnover" in the Prospectus.

     The annual portfolio turnover rate of a Fund is calculated by dividing the lesser of the purchase or sales of a Fund's portfolio securities for the year by the monthly average of the value of the portfolio securities owned by that Fund during the year. The monthly average is calculated by totalling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by
13. In determining portfolio turnover, securities (including options) that have maturities at the time of acquisition of one year or less ("short-term securities"), are excluded. A turnover rate of 100% would occur if all of a Fund's portfolio securities (other than short-term securities) were replaced once in a period of one year. It should be noted that if a Fund were to write a substantial number of options which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs that the Trust must pay and the possibility of more short-term gains that may increase the difficulty of qualifying as a regulated investment company.


     To the extent their portfolios are traded for short-term market considerations and turnover exceeds 100%, the Funds' annual turnover rate could be higher than most mutual funds. None of the Funds will engage in short-term trading to an extent that would disqualify them as regulated investment companies under Subchapter M of the Code.



                                 ORGANIZATION

 (See "Management" and "General Information" in the Prospectus.)

     As a Delaware business trust, the Trust's operations are governed by its Agreement and Declaration of Trust dated December 18, 1995 (the "Declaration of Trust"). A copy of the Trust's Certificate of Trust, also dated December 18, 1995, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust's Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability.

     To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

     The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

     Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each dollar of net asset value (number of shares held times the net asset value of the applicable class of the applicable Fund).

     Pursuant to the Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing four Funds. As of the date of this Statement of Additional Information, the Trustees have not determined to establish another series of shares in the Trust.


     Pursuant to the Declaration of Trust, the Trustees may establish and issue multiple classes of shares for each Fund. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of five classes of shares for each series, designated Class X, Class A, Class B, Class C and Class M Shares. See "General Information" in the Prospectus for a detailed description of the respective rights of the classes of shares. The Trustees do not have any plan to establish additional classes of shares for any Fund.


     Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     Subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Trustees do not have any plan to authorize any Fund to so invest its assets.


     "Phoenix-Seneca Funds" is the designation of the Trust for the time being under the Declaration of Trust, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund. Since the Funds use combined prospectuses, however, it is possible that one Fund might become liable for a misstatement or omission in its prospectus regarding the other Fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectuses.



                                   CUSTODIAN

     The Custodian for the Trust is Investors Fiduciary Trust Company at 127 West 10th Street, Kansas City, Missouri, 64105. In this capacity, the Custodian performs all accounting services, holds the assets of the Trust and is responsible for calculating the net asset value per share.

                                TRANSFER AGENT


     Phoenix Equity Planning Corporation acts as transfer agent for the Trust and may enter into agreements with subagents to perform certain functions including: processing purchases, transfers and redemptions of shares; dividend disbursing agent; maintaining records and handling correspondence with respect to shareholder accounts.



                             INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 50 Fremont Street, Suite 3100, San Francisco, California, 94105, are the independent auditors for the Trust. Professional services performed by Deloitte & Touche LLP include audits of the financial statements of the Trust, consultation on financial, accounting and reporting matters, review and consultation regarding various filings with the SEC and attendance at the meetings of the Audit Committee and Board of Trustees. The independent auditors also perform other professional services for the Trust including preparation of income tax returns of the Funds.


                             FINANCIAL STATEMENTS


     The Funds' financial statements as of and for the period ending September 30, 1997 are included in the Funds' annual report and are incorporated herein by reference. The annual report must precede or accompany this Statement of Additional Information.



                                   APPENDIX

     Description of Bond Ratings Moody's Investors Service, Inc.

     Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group the comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's also provides credit ratings for preferred stocks. Preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

     aaa--An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa--An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a--An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

     baa--An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e. payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

     Moody's also provides credit ratings for tax-exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

Standard & Poor's Corporation
     AAA--Bonds rated AAA have the higher rating assigned by Standard & Poor's Corporation. Capacity to pay interest and repay principal is extremely strong.

     AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A--Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

     Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.

     The Moody's Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.


                                   GLOSSARY

     Commercial Paper: Short-term promissory notes of large corporations with excellent credit ratings issued to finance their current operations.

     Certificates of Deposit: Negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

     Bankers' Acceptances: Negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

     Time Deposits: Non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

 Corporate Obligations: Bonds and notes issued by corporations and other business organizations in order to finance their long-term credit needs.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------- ------            -----------
COMMON STOCKS -- 98.2%
  AEROSPACE -- (1.3%)
    United Technologies Corporation..............  6,590            $   533,790
                                                                     ----------
  AIRLINES -- (1.6%)
    UAL Corporation (1)..........................  7,470                632,149
                                                                     ----------
  CHEMICALS -- (2.9%)
    Air Products & Chemicals, Incorporated....... 13,980              1,159,466
                                                                     ----------
  COMPUTERS -- (4.7%)
    Compaq Computer Corporation (1).............. 14,490              1,083,127
    International Business Machines
      Corporation................................  7,500                794,531
                                                                     ----------
                                                                      1,877,658
                                                                     ----------
  COMPUTER SOFTWARE & SERVICES -- (6.4%)
    HBO & Company................................ 21,240                801,810
    J.D. Edwards & Company.......................  2,500                 83,750
    Microsoft Corporation (1)....................  5,550                734,334
    Oracle Corporation (1)....................... 25,725                937,355
                                                                     ----------
                                                                      2,557,249
                                                                     ----------
  CONSUMER DURABLE -- MOTOR VEHICLE
    PARTS -- (2.4%)
    Eaton Corporation............................ 10,250                946,844
                                                                     ----------
  CONSUMER NON-DURABLE -- (1.9%)
    Colgate-Palmolive Company.................... 10,860                756,806
                                                                     ----------
  DRUGS & HEALTH CARE -- (7.8%)
    Eli Lilly & Company.......................... 10,360              1,250,323
    McKesson Corporation.........................  9,330                951,077
    Warner Lambert Company.......................  6,990                943,213
                                                                     ----------
                                                                      3,144,613
                                                                     ----------
  ELECTRICAL EQUIPMENT -- (5.1%)
    General Electric Company..................... 18,260              1,242,821
    Westinghouse Electric Corporation............ 30,310                820,264
                                                                     ----------
                                                                      2,063,085
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------- ------            -----------
COMMON STOCKS (CONTINUED)
  ELECTRONICS -- (6.8%)
    ASM Lithography Holding NV (1)...............  3,570            $   352,537
    KLA-Tencor Corporation (1)................... 13,390                904,662
    Maxim Integrated Products, Incorporated
      (1)........................................ 10,080                720,090
    Texas Instruments, Incorporated..............  5,580                753,998
                                                                     ----------
                                                                      2,731,287
                                                                     ----------
  FINANCIAL SERVICES -- (14.6%)
    American Express Company..................... 14,170              1,160,169
    BankAmerica Corporation...................... 16,290              1,194,261
    Federal National Mortgage Association........ 12,500                587,500
    First Union Corporation...................... 17,000                851,063
    H.F. Ahmanson & Company......................  6,940                394,279
    Household International, Incorporated........ 10,770              1,219,029
    Merrill Lynch & Company......................  5,710                423,611
                                                                     ----------
                                                                      5,829,912
                                                                     ----------
  FOOD & BEVERAGES -- (4.7%)
    Hershey Foods Corporation.................... 19,330              1,092,145
    PepsiCo, Incorporated........................ 19,730                800,298
                                                                     ----------
                                                                      1,892,443
                                                                     ----------
  INSURANCE -- (2.9%)
    Travelers Group, Incorporated................ 17,280              1,179,360
                                                                     ----------
  LEISURE -- (2.5%)
    The Walt Disney Company...................... 12,530              1,010,231
                                                                     ----------
  MANUFACTURING -- (1.5%)
    Illinois Tool Works, Incorporated............ 11,790                588,763
                                                                     ----------
  NEWSPAPER -- (1.4%)
    New York Times Company Class A............... 10,820                568,050
                                                                     ----------
  OIL -- (6.7%)
    Mobil Corporation............................ 16,960              1,255,040
    Royal Dutch Petroleum Company................ 18,700              1,037,850
    Tosco Corporation............................ 11,810                411,136
                                                                     ----------
                                                                      2,704,026
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------- ------            -----------
COMMON STOCKS (CONTINUED)
  PAPER -- (2.1%)
    Union Camp Corporation....................... 13,290            $   819,827
                                                                     ----------
  PETROLEUM SERVICES -- (6.9%)
    Helmerich & Payne, Incorporated.............. 11,510                920,800
    Nabors Industries, Incorporated (1)..........  4,050                157,697
    Santa Fe International Corporation (1)....... 11,920                554,280
    Schlumberger Limited......................... 13,520              1,138,215
                                                                     ----------
                                                                      2,770,992
                                                                     ----------
  RETAIL TRADE -- (7.9%)
    Dayton Hudson Corporation.................... 16,950              1,015,941
    Dillard Department Stores.................... 23,160              1,014,697
    TJX Companies, Incorporated.................. 37,220              1,137,536
                                                                     ----------
                                                                      3,168,174
                                                                     ----------
  TELECOMMUNICATIONS -- (6.1%)
    AT&T Corporation............................. 26,800              1,187,575
    Bell Atlantic Corporation....................  7,860                632,239
    BellSouth Corporation........................ 13,040                603,100
                                                                     ----------
                                                                      2,422,914
                                                                     ----------
TOTAL COMMON STOCKS (COST $33,732,177)...........                    39,357,639
                                                                     ----------
SHORT TERM INVESTMENT -- 2.0%
  REPURCHASE AGREEMENT (Cost $820,482)
    State Street Bank and Trust Company, 4.250%,
      to be repurchased at $820,579 on 10/01/97
      (collateralized by $830,000 par value U.S.
      Treasury Note 6.25% due 08/31/02, with a
      value of $841,413).........................                       820,482
                                                                     ----------
TOTAL INVESTMENTS -- (COST $34,552,659*).........          100.2%    40,178,121
OTHER ASSETS LESS LIABILITIES....................           (0.2)%      (71,806)
                                                            ----     ----------
NET ASSETS.......................................          100.0%   $40,106,315
                                                            ====     ==========

(1) Non-income producing security.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $34,575,275. Net unrealized appreciation aggregated $5,602,846 of which $5,633,373 related to appreciated investment securities and $30,527 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 1997

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES              VALUE
-------------------------------------------------- ------           -----------
COMMON STOCKS -- 97.4%
  ADVERTISING SERVICES -- (2.9%)
    Outdoor Systems, Incorporated (1)............. 13,240           $   347,550
                                                                     ----------
  AIRLINES -- (2.0%)
    US Airways Group, Incorporated (1)............  5,600               231,700
                                                                     ----------
  AEROSPACE & DEFENSE -- (4.0%)
    Armor Holdings, Incorporated (1)..............  9,190               117,173
    Precision Castparts Corporation...............  5,390               350,350
                                                                     ----------
                                                                        467,523
                                                                     ----------
  APPAREL MANUFACTURER -- (8.3%)
    Jones Apparel Group, Incorporated (1).........   4,100               221,400
    Kellwood Company..............................   6,540               231,761
    The Men's Wearhouse, Incorporated (1).........   6,660               248,085
    Wolverine World Wide, Incorporated............  11,000               277,750
                                                                     ----------
                                                                        978,996
                                                                     ----------
  BROADCASTING -- (1.3%)
    Jacor Communications, Incorporated (1)........  3,380                149,354
                                                                     ----------
  BUSINESS SERVICES -- (1.3%)
    Inacom Corporation (1)........................  3,970                147,634
                                                                     ----------
  COMPUTER SOFTWARE & SERVICES -- (21.1%)
    Computer Horizon Corporation (1)..............  6,560               237,800
    Compuware Corporation.........................  4,430               268,015
    Electronics for Imaging, Incorporated (1).....  6,030               307,530
    HBO & Company.................................  7,600               286,900
    HNC Software, Incorporated (1)................  6,050               240,487
    Oracle Corporation (1)........................  7,410               270,002
    PeopleSoft, Incorporated (1)..................  4,780               285,605
    Saville Systems Ireland plc ADR (1)...........  4,130               290,132
    Wind River Systems (1)........................  7,250               299,062
                                                                     ----------
                                                                      2,485,533
                                                                     ----------
  CONSUMER NON-DURABLE -- (2.1%)
    Fort James Corporation........................ 5,440                249,220
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (CONTINUED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES              VALUE
-------------------------------------------------- ------           -----------
COMMON STOCKS (CONTINUED)
  DRUGS & HEALTHCARE -- (3.2%)
    McKesson Corporation.......................... 3,700            $   377,169
                                                                     ----------
  ELECTRICAL EQUIPMENT -- (2.0%)
    Westinghouse Electric Corporation............. 8,520                230,573
                                                                     ----------
  ELECTRONICS -- (11.6%)
    Applied Materials, Incorporated (1)........... 3,550                338,138
    ASM Lithography Holding NV (1)................ 1,210                119,487
    KLA-Tencor Corporation (1).................... 4,670                315,517
    Lattice Semiconductor Corporation (1)......... 1,660                108,108
    Micrel, Incorporated (1)...................... 5,680                240,335
    Maxim Integrated Products, Incorporated (1)... 3,440                245,745
                                                                     ----------
                                                                      1,367,330
                                                                     ----------
  FINANCIAL SERVICES -- (11.7%)
    CMAC Investment Corporation................... 6,190                331,939
    Comerica, Incorporated........................ 3,650                288,122
    E*Trade Group, Incorporated (1)............... 4,980                234,060
    Household International, Incorporated......... 2,430                275,046
    Morgan Stanley Dean Witter Discover &
      Company..................................... 4,760                257,337
                                                                     ----------
                                                                      1,386,504
                                                                     ----------
  FOOD & BEVERAGES -- (2.5%)
    Interstate Bakeries Corporation............... 4,340                297,561
                                                                     ----------
  HOUSEHOLD PRODUCTS -- (1.0%)
    Windmere Durable Holdings, Incorporated....... 5,020                119,539
                                                                     ----------
  INSURANCE -- (3.9%)
    SunAmerica, Incorporated...................... 4,155                162,824
    Travelers Property Casualty Corporation Class
      A........................................... 7,320                296,460
                                                                     ----------
                                                                        459,284
                                                                     ----------
  MEDICAL PRODUCTS -- (0.9%)
    Nitinol Medical Technologies, Incorporated
      (1)......................................... 7,850                111,862
                                                                     ----------
  OFFICE FURNISHINGS -- (1.8%)
    Knoll, Incorporated (1)....................... 6,480                217,080
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES              VALUE
-------------------------------------------------- ------           -----------
COMMON STOCKS (CONTINUED)
  OIL & GAS -- (0.9%)
    Tosco Corporation............................. 3,200            $   111,400
                                                                     ----------
  OIL EQUIPMENT & SERVICES -- (9.4%)
    Camco International, Incorporated............. 3,210                223,897
    Diamond Offshore Drilling, Incorporated....... 4,320                238,410
    EVI, Incorporated (1)......................... 5,130                328,320
    Patterson Energy, Incorporated (1)............ 6,040                316,345
                                                                     ----------
                                                                      1,106,972
                                                                     ----------
  RETAIL TRADE -- (4.5%)
    Proffitt's, Incorporated (1).................. 3,880                229,890
    TJX Companies, Incorporated................... 10,030               306,542
                                                                     ----------
                                                                        536,432
                                                                     ----------
  TELECOMMUNICATIONS -- (1.0%)
    RSL Communications, Ltd. Class A (1).......... 5,360                117,920
                                                                     ----------
TOTAL COMMON STOCKS (COST $10,109,745)............                   11,497,136
                                                                     ----------
SHORT TERM INVESTMENT -- 5.2%
  REPURCHASE AGREEMENT (Cost $617,321)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $617,394 on 10/01/97
      (collateralized by $625,000 par value U.S.
      Treasury Note 6.25% due 08/31/02, with a
      value of $633,594)..........................                      617,321
                                                                     ----------
TOTAL INVESTMENTS (COST $10,727,066*).............         102.6%    12,114,457
OTHER ASSETS LESS LIABILITIES.....................          (2.6)%     (304,758)
                                                            ----     ----------
NET ASSETS........................................         100.0%   $11,809,699
                                                            ====     ==========

(1) Non-income producing security.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $10,731,140. Net unrealized appreciation aggregated $1,383,317, of which $1,393,988, related to appreciated investment securities and $10,671, related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS -- 85.7%
  AIRLINES -- (5.1%)
    Alaska Airlines,
      Incorporated (2)........    9.500%  04/12/2010  $121,979           $  133,986
    Delta Air Lines,
      Incorporated............   10.060%  01/02/2016    65,000               79,834
    United Airlines,
      Incorporated (2)........   10.110%  02/19/2006    23,107               26,148
    United Airlines,
      Incorporated (2)........    9.760%  05/27/2006    93,012              104,750
    United Airlines,
      Incorporated (2)........    9.020%  04/19/2012    94,462              107,083
                                                                           --------
                                                                            451,801
                                                                           --------
  APPAREL -- (1.7%)
    Ann Taylor,
      Incorporated............    8.750%  06/15/2000   150,000              149,625
                                                                           --------
  ASSET BACKED -- (2.5%)
    General Electric Capital
      Mortgage Services,
      Incorporated, Series
      1994-21, Class B1 (2)...    6.500%  08/25/2009    34,225               33,287
    General Motors Acceptance
      Corporation Series
      1994-A, Class A.........    6.300%  06/15/1999    30,547               30,598
    Olympic Automobile
      Receivable Trust Series
      1996-B..................    6.900%  02/15/2004   120,000              121,939
    Standard Credit Card
      Master Trust I, Series
      1993-2, Class A.........    5.950%  10/07/2004    40,000               39,050
                                                                           --------
                                                                            224,874
                                                                           --------
  BROADCASTING -- (6.2%)
    Chancellor Broadcasting
      Corporation.............    9.375%  10/01/2004    75,000               78,563
    Chancellor Broadcasting
      Corporation.............    8.750%  06/15/2007   100,000              102,750

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS (CONTINUED)
  BROADCASTING (CONTINUED)
    Commodore Media,
      Incorporated............    7.500%  05/01/2003  $150,000           $  165,375
    Jacor, Incorporated.......   10.125%  06/15/2006   100,000              109,500
    SFX Broadcasting,
      Incorporated............   10.750%  05/15/2006    85,000               93,606
                                                                           --------
                                                                            549,794
                                                                           --------
  COMMUNICATION SERVICES -- (2.3%)
    PanAmStat Corporation.....    9.750%  08/01/2000   200,000              209,000
                                                                           --------
  DRUGS & HEALTH CARE -- (2.0%)
    Abbey Healthcare Group....    9.500%  11/01/2002   175,000              182,437
                                                                           --------
  DEFENSE -- (1.1%)
    Tracor, Incorporated......    8.500%  03/01/2007   100,000              103,000
                                                                           --------
  ENERGY -- (7.3%)
    El Paso Tenneco...........    9.140%  12/31/2001   300,000              300,000
    SFP Pipeline Holdings.....   11.160%  08/15/2010   275,000              353,493
                                                                           --------
                                                                            653,493
                                                                           --------
  FINANCE & BANKING -- (17.6%)
    BankAmerica...............    8.070%  12/31/2026   400,000              416,079
    Countrywide Capital,
      Incorporated............    8.000%  12/15/2026   200,000              205,950
    Countrywide Funding.......    5.900%  04/22/1999    30,000               29,948
    Dollar Financial Group....   10.875%  11/15/2006   150,000              162,000
    Donaldson Lufkin &
      Jenrette................    6.875%  11/01/2005    50,000               50,101
    First Republic Bancorp....    7.750%  09/15/2012   100,000               99,383
    Lehman ABS Corporation
      (2).....................    8.145%  11/02/2007    83,040               82,209
    Lehman Brothers
      Holdings................    8.800%  03/01/2015    80,000               92,756
    Socgen Real Estate........    7.640%  12/29/2049   150,000              152,510
    Wells Fargo Capital A.....    8.125%  12/01/2026   100,000              103,155
    Wells Fargo Capital B.....    7.950%  12/01/2026   125,000              125,451
    Williams Scotsman,
      Incorporated............    9.875%  06/01/2007    50,000               51,250
                                                                           --------
                                                                          1,570,792
                                                                           --------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS (CONTINUED)
GROCERY STORES -- (1.3%)
    Smith's Food & Drug
      Centers, Incorporated...    8.640%  07/02/2012  $100,000           $  108,500
    Vons Company,
      Incorporated............    8.375%  10/01/1999    10,000               10,062
                                                                           --------
                                                                            118,562
                                                                           --------
  HOTELS -- (11.5%)
    Bally Park Place
      Funding.................    9.250%  03/15/2004   100,000              107,000
    Caesars World.............    8.875%  08/15/2002   350,000              363,125
    Casino America............   11.500%  11/15/2001    75,000               78,341
    HMH Properties............    8.875%  07/15/2007   150,000              154,686
    John Q. Hammons Hotels....    8.875%  02/15/2004   130,000              131,950
    John Q. Hammons Hotels....    9.750%  10/01/2005   100,000              104,875
    Wyndham Hotel
      Corporation.............   10.500%  05/15/2006    75,000               85,500
                                                                           --------
                                                                          1,025,477
                                                                           --------
  INDUSTRIAL -- (0.3%)
    MVE, Incorporated.........   12.500%  02/15/2002    30,000               31,500
                                                                           --------
  INSURANCE -- (2.8%)
    Terra Nova Holdings.......    7.200%  08/15/2007   250,000              252,427
                                                                           --------
  MANAGEMENT SERVICES -- (1.8%)
    Blount, Incorporated......    9.000%  06/15/2003   150,000              157,500
                                                                           --------
  MANUFACTURING -- (0.2%)
    Hawk Corporation..........   10.250%  12/01/2003    15,000               16,012
                                                                           --------
  MULTIMEDIA -- (3.6%)
    Cablevision Industries
      Corporation.............    9.250%  04/01/2008    90,000               97,396
    News Corporation
      Limited.................    0.000%  06/15/1999   200,000              180,000
    Time Warner,
      Incorporated............    9.125%  01/15/2013    35,000               40,166
                                                                           --------
                                                                            317,562
                                                                           --------
  NEWSPAPER -- (0.9%)
    Garden State Newspapers...    8.750%  10/01/2009    75,000               75,938
                                                                           --------
  OFFICE SUPPLIES -- (0.9%)
    Corporate Express,
      Incorporated............    9.125%  03/15/2004    75,000               76,875
                                                                           --------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS (CONTINUED)
OIL -- (5.7%)
    Falcon Holding Group
      L.P.....................   11.000%  09/15/2003  $200,000           $  208,500
    Noble Drilling
      Corporation.............    9.125%  07/01/2006    90,000               97,650
    Trico Marine Services.....    8.500%  08/01/2005   200,000              203,250
                                                                           --------
                                                                            509,400
                                                                           --------
  REAL ESTATE -- (7.1%)
    ERP Operating Limited
      Partnership.............    7.570%  08/15/2026   150,000              157,375
    Property Trust America....    6.875%  02/15/2008     5,000                4,939
    Security Capital Pacific
      Trust...................    7.900%  02/15/2016   200,000              201,239
    Washington REIT...........    7.125%  08/13/2003   110,000              112,127
    Weingarten Realty.........    6.880%  06/25/2027   150,000              154,928
                                                                           --------
                                                                            630,608
                                                                           --------
  THEATERS -- (3.8%)
    AMC Entertainment
      Incorporated............    9.500%  03/15/2009   100,000              102,250
    Plitt Theaters,
      Incorporated............   10.875%  06/15/2004    75,000               79,688
    United Artists Theatre
      Circuit, Incorporated
      Sr. Secured Notes,
      Series B................   11.500%  05/01/2002   150,000              158,250
                                                                           --------
                                                                            340,188
                                                                           --------
TOTAL CORPORATE BONDS (COST $7,430,664).............                      7,646,865
                                                                           --------
U.S. GOVERNMENT AGENCIES -- 7.5%
  COLLATERALIZED MORTGAGE OBLIGATIONS -- (6.2%)
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 151, Class E
      (2).....................    9.000%  09/15/2020    24,124               24,470
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 1032, Class E
      (2).....................    8.750%  12/15/2020    31,973               33,093
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 1142, Class H....    7.950%  12/15/2020   300,000              308,092

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  Federal National Mortgage
    Association, REMIC, Series
    1989-80, Class E (2)......    9.000%  09/25/2018  $ 71,067           $   72,996
  Federal National Mortgage
    Association, REMIC, Series
    1990-4, Class G (2).......    8.750%  05/25/2017    76,415               78,759
  Federal National Mortgage
    Association, REMIC, Series
    1993-179,
    Class S, I.O..............    3.031%  10/25/2023   655,169               32,349
                                                                           --------
                                                                            549,759
                                                                           --------
  MORTGAGE-BACKED PASS-THROUGH SECURITY -- (0.3%)
  Government National Mortgage
    Association, Pool #408215
    (2).......................    7.000%  02/15/2026    23,501               23,523
                                                                           --------
  U.S. TREASURY STRIPS -- (1.0%)
  U.S. Treasury Strips........    0.000%  08/15/2020   400,000               90,384
                                                                           --------
  TOTAL U.S. GOVERNMENT AGENCIES (COST $661,679)...............             663,666
                                                                           --------
FOREIGN BONDS -- 0.3% (COST $22,147)
    Republic of Brazil........    6.500%  01/01/2001    23,550               23,397
                                                                           --------

                                                       SHARES
                                                      ---------
PREFERRED STOCK -- 3.9% (COST $331,250)
    Microsoft Corporation,
      Pfd Series A..................................     4,000              350,750
                                                                           --------
WARRANTS -- 0.0% (COST $0)
    MVE, Incorporated...............................        30                    0
                                                                           --------
TOTAL INVESTMENTS IN SECURITIES (COST $8,445,740)..............           8,684,678
                                                                           --------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
SHORT TERM INVESTMENTS -- 1.1%
  U.S. GOVERNMENT AGENCIES (Cost $100,000)
    Federal Home Loan Bank,
      Discount Note...........    5.920%  10/01/1997  $100,000           $  100,000
                                                                         ----------
TOTAL INVESTMENTS -- (COST $8,545,740*).............              98.5%   8,784,678
OTHER ASSETS LESS LIABILITIES.......................               1.5%     137,483
                                                                 -----   ----------
NET ASSETS..........................................             100.0%  $8,922,161
                                                                 =====    =========

(2) Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $8,555,857. Net unrealized appreciation aggregated $228,821, of which $245,550 related to appreciated investment securities and $16,729 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------  ------            -----------
COMMON STOCKS -- 93.0%
  BUILDING -- MANUFACTURED HOUSING -- (1.2%)
    Oakwood Homes Corporation...................  13,000            $   368,875
                                                                    -----------
  HOTELS AND RESTAURANTS -- (4.3%)
    Circus Circus Entertainment (1).............  27,400                690,138
    Host Marriott Corporation (1)...............  29,000                659,750
                                                                    -----------
                                                                      1,349,888
                                                                    -----------
  REAL ESTATE DEVELOPMENT -- (3.1%)
    Catellus Development Corporation (1)........  46,400                962,800
                                                                    -----------
  REAL ESTATE INVESTMENT TRUSTS -- (84.4%)
    Ambassador Apartments, Incorporated.........  6,100                 145,256
    American General Hospitality Corporation....  23,000                669,875
    Apartment Investment and Management Company
      Class A...................................  17,470                631,104
    Arden Realty Group, Incorporated............  10,000                313,750
    Avalon Properties, Incorporated.............  16,500                490,875
    Bedford Property Investors, Incorporated....  37,100                816,200
    Berkshire Realty Company, Incorporated......  28,500                349,125
    Boston Properties, Incorporated (1).........  28,000                918,750
    Burnham Pacific Properties..................  12,000                177,750
    Cali Realty Corporation.....................  25,300              1,053,113
    Centerpoint Properties......................  13,700                497,481
    Cornerstone Properties, Incorporated........  26,100                499,162
    Developers Diversified Realty Corporation...  12,200                488,000
    Equity Office Properties Trust..............  15,000                509,062
    Equity Residential Properties Trust.........  31,200              1,702,350
    Essex Property Trust, Incorporated..........  4,000                 139,250
    Evans Withycombe Residential,
      Incorporated..............................  20,000                540,000
    Felcor Suite Hotels, Incorporated...........  20,275                832,542
    First Industrial Realty Trust,
      Incorporated..............................  27,500                935,000
    General Growth Properties...................  12,400                458,800
    Glenborough Realty Trust, Incorporated......  2,500                  69,219
    Irvine Apartment Communities,
      Incorporated..............................  13,436                448,426
    Liberty Property Trust......................  30,550                822,941
    Manufactured Home Communities...............  27,700                720,200

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------  ------            -----------
COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
    Merry Land & Investment Trust Company,
      Incorporated..............................  2,300             $    50,744
    Pacific Gulf Properties, Incorporated.......  37,050                879,937
    Patriot American Hospitality,
      Incorporated..............................  38,859              1,238,631
    Prentiss Properties Trust...................  33,400                964,425
    Redwood Trust, Incorporated.................  32,300                981,112
    SL Green Realty Trust (1)...................  15,000                388,125
    Security Capital Atlantic, Incorporated.....  33,525                750,122
    Security Capital Pacific Trust..............  26,971                633,818
    Simon Debartolo Group, Incorporated.........  24,615                812,295
    Sovran Self Storage, Incorporated...........  9,000                 283,500
    Speiker Properties, Incorporated............  27,000              1,095,188
    Sunstone Hotel Investors, Incorporated......  46,900                826,613
    The Macerich Company........................  27,500                794,062
    Thornburg Mortgage Asset Association........  29,700                623,700
    TriNet Corporate Realty Trust,
      Incorporated..............................  25,500                895,688
    Urban Shopping Centers, Incorporated........  32,500              1,040,000
                                                                     ----------
                                                                     26,486,191
                                                                     ----------
TOTAL COMMON STOCKS (Cost $25,279,736)..........                     29,167,754
                                                                     ----------
WARRANTS -- 0.1% (Cost $30,639)
    Security Capital Group, Expire 9/98.........   3,804                 29,244
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES   (COST
$25,310,375)....................................                     29,196,998
                                                                     ----------
SHORT TERM INVESTMENT -- 5.6%
  REPURCHASE AGREEMENT (Cost $1,760,547)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $1,760,755 on
      10/01/97 (collateralized by $1,775,000 par
      value U.S. Treasury Note 6.25% due
      08/31/02, with a value of $1,799,406).....                      1,760,547
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                                      VALUE
------------------------------------------------                    -----------
TOTAL INVESTMENTS -- (COST $27,070,922*)........            98.7%   $30,957,545
OTHER ASSETS LESS LIABILITIES...................             1.3%       410,902
                                                           -----    -----------
NET ASSETS......................................           100.0%   $31,368,447
                                                           =====     ==========

(1) Non-income producing security.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $27,095,742. Net unrealized appreciation aggregated $3,861,803, of which $4,495,936 related to appreciated investment securities and $634,133 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997

                                                           MID-CAP                 REAL ESTATE
                                             GROWTH      "EDGE"(SM)       BOND     SECURITIES
                                              FUND          FUND          FUND        FUND
                                           -----------   -----------   ----------  -----------
ASSETS
 Investments in securities, at value (Note
   2)..................................... $39,357,639   $11,497,136   $8,684,678  $29,196,998
 Short Term Investments...................     820,482       617,321      100,000    1,760,547
 Cash.....................................          --        37,578        2,367           --
 Dividends and interest receivable........      46,943         4,302      149,805      162,628
 Receivable for securities sold...........     613,516     1,101,816           --      471,960
 Receivable for Fund shares sold..........       8,094            --       70,500      178,000
 Deferred organization costs (Note 5).....      33,859        33,994       33,859       33,859
 Other assets.............................         445           224          113       43,026
 Due from Investment Manager (Note 3).....      10,285            --           --           67
                                           -----------   -----------   ----------  -----------
   TOTAL ASSETS...........................  40,891,263    13,292,371    9,041,322   31,847,085
                                           -----------   -----------   ----------  -----------
LIABILITIES
 Due to Investment Manager (Note 3).......          --        12,023       12,157           --
 Payable for securities purchased.........     710,160     1,426,486       74,561      314,755
 Payable for Fund shares redeemed.........       1,071            --           --       91,632
 Trustees fees payable (Note 3)...........       3,753         3,753        3,753        3,753
 Distribution fees payable (Note 3).......       3,643         1,405           --        1,807
 Dividends payable........................          --            --        1,110        2,097
 Other accrued expenses...................      66,321        39,005       27,580       64,594
                                           -----------   -----------   ----------  -----------
   TOTAL LIABILITIES......................     784,948     1,482,672      119,161      478,638
                                           -----------   -----------   ----------  -----------
   NET ASSETS............................. $40,106,315   $11,809,699   $8,922,161  $31,368,447
                                           ===========   ===========   ==========  ===========
NET ASSETS
 Capital paid-in.......................... $32,095,920   $ 9,193,888   $8,569,263  $26,235,633
 Undistributed net investment income......      28,234            --        4,453       23,407
 Accumulated net realized gain on
   investments............................   2,356,699     1,228,420      109,507    1,222,784
 Net unrealized appreciation of
   investments............................   5,625,462     1,387,391      238,938    3,886,623
                                           -----------   -----------   ----------  -----------
   NET ASSETS............................. $40,106,315   $11,809,699   $8,922,161  $31,368,447
                                           ===========   ===========   ==========  ===========
 INVESTMENTS IN SECURITIES, AT COST....... $34,552,659   $10,727,066   $8,545,740  $27,070,922
 INSTITUTIONAL SHARES:
   Net assets............................. $34,092,888   $ 9,390,224   $8,922,161  $28,192,515
   Total shares outstanding...............   2,074,597       570,101      852,565    1,915,934
 Net asset value, offering and redemption
   price per Institutional share.......... $     16.43   $     16.47   $    10.47  $     14.71
                                           ===========   ===========   ==========  ===========
 ADMINISTRATIVE SHARES:
   Net assets............................. $ 6,013,427   $ 2,419,475   $       --  $ 3,175,932
   Total shares outstanding...............     369,418       146,739           --      216,409
 Net asset value, offering and redemption
   price per Administrative share......... $     16.28   $     16.49   $       --  $     14.68
                                           ===========   ===========   ==========  ===========

                       See notes to financial statements.

                                  SENECA FUNDS
                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1997

                                               MID-CAP                 REAL ESTATE
                                   GROWTH     "EDGE"(SM)     BOND      SECURITIES
                                    FUND         FUND        FUND         FUND
                                 ----------   ----------   ---------   -----------
INVESTMENT INCOME
  Dividends (a)................. $  405,505   $  35,305    $   4,307   $  742,196
  Interest......................    119,808      50,505      530,318       99,995
                                 ----------   ----------   ---------   ----------
    TOTAL INCOME................    525,313      85,810      534,625      842,191
                                 ----------   ----------   ---------   ----------
EXPENSES
  Management fee (Note 3).......    200,056      89,157       34,294      164,147
  Administrative fee (Note 3)...     57,514      56,326       55,433       57,899
  Transfer agent fees...........     53,404      52,094       21,342       43,373
  Custodian fees................     47,040      40,605       33,210       42,888
  Distribution fees (Note 3)....      8,465       5,652          154        4,688
  Registration and filing
    fees........................     24,233      17,969       14,397       24,384
  Audit fees....................     12,874      12,839       11,374       11,374
  Legal fees....................     18,389      18,366       18,384       18,384
  Trustees fees.................      8,131       8,131        8,131        8,131
  Amortization of organization
    expenses (Note 5)...........     30,545      30,545       30,545       30,545
  Other.........................     12,104      12,230        4,374       12,556
                                 ----------   ----------   ---------   ----------
  Expenses before waiver and
    reimbursement...............    472,755     343,914      231,638      418,369
  Fees waived and expenses
    reimbursed by Investment
    Manager (Note 3)............     (5,174)   (135,798)    (126,387)     (16,628)
                                 ----------   ----------   ---------   ----------
    TOTAL EXPENSES..............    467,581     208,116      105,251      401,741
                                 ----------   ----------   ---------   ----------
    NET INVESTMENT INCOME
      (LOSS)....................     57,732    (122,306)     429,374      440,450
                                 ----------   ----------   ---------   ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
  Net realized gain on
    investments.................  2,408,148   1,355,512      111,291    1,229,877
  Change in net unrealized
    appreciation of
    investments.................  5,006,042     369,616      189,346    3,822,456
                                 ----------   ----------   ---------   ----------
    NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS.......  7,414,190   1,725,128      300,637    5,052,333
                                 ----------   ----------   ---------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..... $7,471,922   $1,602,822   $ 730,011   $5,492,783
                                 ==========   ==========   =========   ==========
(a) Net of foreign withholding
    taxes of: .................. $    1,524   $      --    $      --   $       --
                                 ==========   ==========   =========   ==========

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MID-CAP
                                         GROWTH FUND                   "EDGE"(SM) FUND
                                -----------------------------   -----------------------------
                                    YEAR           PERIOD           YEAR           PERIOD
                                    ENDED           ENDED           ENDED           ENDED
                                SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                    1997            1996*           1997            1996*
                                -------------   -------------   -------------   -------------
INCREASE IN NET ASSETS
 From operations:
   Net investment income
     (loss)....................  $    57,732     $    32,326     $  (122,306)    $     4,615
   Net realized gain on
     investments...............    2,408,148         965,464       1,355,512          77,414
   Change in net unrealized
     appreciation of
     investments...............    5,006,042         619,419         369,616       1,017,775
                                 -----------     -----------     -----------      ----------
   Net increase in net assets
     resulting from
     operations................    7,471,922       1,617,209       1,602,822       1,099,804
 Dividends and Distributions
   to shareholder from Net
   investment income:
     Administrative Shares.....           (3)             --              (7)             --
     Institutional Shares......      (99,739)             --         (22,426)             --
   Net realized gains:
     Administrative Shares.....      (19,063)             --         (12,053)             --
     Institutional Shares......     (997,531)             --         (89,792)             --
                                 -----------     -----------     -----------      ----------
 Total Dividends and
   Distributions...............   (1,116,336)             --        (124,278)             --
 Net increase from Fund share
   transactions (Note 6).......   20,364,803      11,743,717       1,548,006       7,658,345
                                 -----------     -----------     -----------      ----------
     TOTAL INCREASE............   26,720,389      13,360,926       3,026,550       8,758,149
 Net Assets
   Beginning of period.........   13,385,926          25,000       8,783,149          25,000
                                 -----------     -----------     -----------      ----------
   End of period (a)...........  $40,106,315     $13,385,926     $11,809,699     $ 8,783,149
                                 ===========     ===========     ===========      ==========
 (a) Including undistributed
     net investment income.....  $    28,234     $    50,611     $        --     $    22,765

* The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    REAL ESTATE
                                       BOND FUND                  SECURITIES FUND
                              ----------------------------  ----------------------------
                                  YEAR          PERIOD          YEAR          PERIOD
                                  ENDED          ENDED          ENDED          ENDED
                              SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                  1997           1996*          1997           1996*
                              -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
  From operations:
    Net investment income....  $   429,374    $    93,149    $   440,450    $     8,501
    Net realized gain (loss)
      on investments.........      111,291         13,694      1,229,877         (2,568)
    Change in net unrealized
      appreciation of
      investments............      189,346         49,605      3,822,456         64,166
                                ----------     ----------    -----------     ----------
    Net increase in net
      assets resulting from
      operations.............      730,011        156,448      5,492,783         70,099
  Dividends and Distributions
    to shareholder from Net
    investment income:
      Administrative
        Shares...............       (2,145)        (1,994)       (29,699)        (1,227)
      Institutional Shares...     (462,401)       (90,013)      (425,038)        (7,178)
    Net realized gains:
      Administrative
        Shares...............         (672)            --           (194)            --
      Institutional Shares...      (13,922)            --         (4,331)            --
                                ----------     ----------    -----------     ----------
  Total Dividends and
    Distributions............     (479,140)       (92,007)      (459,262)        (8,405)
  Net increase from Fund
    share transactions (Note
    6).......................    4,548,696      4,033,153     25,039,363      1,208,869
                                ----------     ----------    -----------     ----------
      TOTAL INCREASE.........    4,799,567      4,097,594     30,072,884      1,270,563
  Net Assets
    Beginning of period......    4,122,594         25,000      1,295,563         25,000
                                ----------     ----------    -----------     ----------
    End of period (a)........  $ 8,922,161    $ 4,122,594    $31,368,447    $ 1,295,563
                                ==========     ==========    ===========     ==========
  (a) Including undistributed
      net investment
      income.................  $     4,453    $    19,427    $    23,407    $    18,381

* The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

                       See notes to financial statements.

                      SENECA FUNDS -- INSTITUTIONAL SHARES
                              FINANCIAL HIGHLIGHTS

                                                                           MID-CAP
                                          GROWTH FUND                  "EDGE"(SM) FUND
                                  ----------------------------   ----------------------------
                                      YEAR          PERIOD           YEAR          PERIOD
                                      ENDED          ENDED           ENDED          ENDED
                                  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
                                      1997           1996*           1997           1996*
                                  -------------  -------------   -------------  -------------
NET ASSET VALUE AT BEGINNING OF
 PERIOD..........................  $     13.74    $     10.00     $     14.97    $     10.00
                                    ----------    -----------      ----------     ----------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net Investment Income (Loss)
   (1)...........................         0.03           0.03           (0.17)          0.01
 Net Realized and Unrealized Gain
   on Investments................         3.50           3.71            1.84           4.96
                                    ----------    -----------      ----------     ----------
 TOTAL FROM INVESTMENT
   OPERATIONS....................         3.53           3.74            1.67           4.97
                                    ----------    -----------      ----------     ----------
Distributions to Shareholders
 from Net Investment Income......        (0.07)            --           (0.07)            --
 Net Realized Gains..............        (0.77)            --           (0.10)            --
                                    ----------    -----------      ----------     ----------
 Total Distribution..............        (0.84)            --           (0.17)            --
                                    ----------    -----------      ----------     ----------
NET ASSET VALUE AT END OF
 PERIOD..........................  $     16.43    $     13.74     $     16.47    $     14.97
                                    ==========    ===========      ==========     ==========
TOTAL RETURN (2).................        27.27%         37.40%          11.39%         49.70%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.....  $34,092,888    $12,919,525     $ 9,390,224    $ 7,427,656
 Ratio of Operating Expenses to
   Average Net Assets............         1.52%          0.81%(3)         1.74%         0.90%(3)
 Ratio of Operating Expenses to
   Average Net Assets (4)........         1.52%          3.49%(3)         2.77%         5.73%(3)
 Ratio of Net Investment Income
   (Loss) to Average Net
   Assets........................         0.31%          0.76%(3)        (0.97)%         0.27%(3)
 Portfolio Turnover Rate.........       145.69%         87.66%         283.60%         72.34%
 Average Commission Rate (5).....  $    0.0595    $    0.0598     $    0.0580    $    0.0595

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.
(1) Net investment income/loss is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $0.03 and $(0.09) for the Growth Fund; $(0.33) and $(0.19) for the Mid-Cap "Edge"(SM) Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                      SENECA FUNDS -- INSTITUTIONAL SHARES
                              FINANCIAL HIGHLIGHTS

                                                                                     REAL ESTATE
                                                    BOND FUND                      SECURITIES FUND
                                          ------------------------------    ------------------------------
                                              YEAR            PERIOD            YEAR            PERIOD
                                              ENDED            ENDED            ENDED            ENDED
                                          SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                              1997             1996*            1997             1996*
                                          -------------    -------------    -------------    -------------
NET ASSET VALUE AT BEGINNING OF PERIOD...  $     10.09      $     10.00      $     11.10      $     10.00
                                             ---------        ---------       ----------        ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (1)...............         0.62             0.31             0.13             0.13
 Net Realized and Unrealized Gain on
   Investments...........................         0.47             0.08             3.77             1.10
                                             ---------        ---------       ----------        ---------
 TOTAL FROM INVESTMENT OPERATIONS........         1.09             0.39             3.90             1.23
                                             ---------        ---------       ----------        ---------
Distributions to Shareholders from
 Net Investment Income...................        (0.69)           (0.30)           (0.28)           (0.13)
 Net Realized Gains......................        (0.02)              --            (0.01)              --
                                             ---------        ---------       ----------        ---------
 Total Distribution......................        (0.71)           (0.30)           (0.29)           (0.13)
                                             ---------        ---------       ----------        ---------
NET ASSET VALUE AT END OF PERIOD.........  $     10.47      $     10.09      $     14.71      $     11.10
                                             =========        =========       ==========        =========
TOTAL RETURN (2).........................        11.26%            4.02%           35.44%           12.39%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.............  $ 8,922,161      $ 3,926,664      $28,192,515      $ 1,073,080
 Ratio of Operating Expenses to Average
   Net Assets............................         1.53%            0.56%(3)         1.99%            1.00%(3)
 Ratio of Operating Expenses to Average
   Net Assets (4)........................         3.41%            9.31%(3)         1.99%           53.04%(3)
 Ratio of Net Investment Income to
   Average Net Assets....................         6.31%            7.54%(3)         2.38%            4.39%(3)
 Portfolio Turnover Rate.................        99.68%           52.82%           75.68%           30.70%
 Average Commission Rate (5).............          N/A              N/A      $    0.0559      $    0.0564

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $0.47 and $(0.05) for the Bond Fund; $0.13 and $(1.45) for the Real Estate Securities Fund.

(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.

(3) Annualized.

(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.

(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                     SENECA FUNDS -- ADMINISTRATIVE SHARES
                              FINANCIAL HIGHLIGHTS

                                                                           MID-CAP
                                           GROWTH FUND                 "EDGE"(SM) FUND
                                   ----------------------------  ----------------------------
                                       YEAR          PERIOD          YEAR          PERIOD
                                       ENDED          ENDED          ENDED          ENDED
                                   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                       1997           1996*          1997           1996*
                                   -------------  -------------  -------------  -------------
NET ASSET VALUE AT BEGINNING OF
 PERIOD...........................  $     13.63     $   10.00     $     14.94    $     10.00
                                     ----------      --------      ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment (Loss) (1)........        (0.08)           --           (0.25)         (0.01)
 Net Realized and Unrealized Gain
   on Investments.................         3.50          3.63            1.90           4.95
                                     ----------      --------      ----------     ----------
 TOTAL FROM INVESTMENT
   OPERATIONS.....................         3.42          3.63            1.65           4.94
                                     ----------      --------      ----------     ----------
Distributions to Shareholders from
 Net Investment Income............           --            --              --             --
 Net Realized Gains...............        (0.77)           --           (0.10)            --
                                     ----------      --------      ----------     ----------
 Total Distribution...............        (0.77)           --           (0.10)            --
                                     ----------      --------      ----------     ----------
NET ASSET VALUE AT END OF
 PERIOD...........................  $     16.28     $   13.63     $     16.49    $     14.94
                                     ==========      ========      ==========     ==========
TOTAL RETURN (2)..................        26.51%        36.30%          11.25%         49.30%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period......  $ 6,013,427     $ 466,401     $ 2,419,475    $ 1,355,493
 Ratio of Operating Expenses to
   Average Net Assets.............         2.48%         1.46%(3)         2.37%         1.55%(3)
 Ratio of Operating Expenses to
   Average Net Assets (4).........         2.63%        14.01%(3)         4.32%         9.73%(3)
 Ratio of Net Investment Income
   (Loss) to Average Net Assets...       (0.62)%         0.16%(3)        (1.60)%        (0.46)%(3)
 Portfolio Turnover Rate..........       145.69%        87.66%         283.60%         72.34%
 Average Commission Rate (5)......  $    0.0595     $  0.0598     $    0.0580    $    0.0595

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.
(1) Net investment loss is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income/loss per share would have been as follows for the year ended September, 1997 and the period ended September 30, 1996, respectively: $(0.09) and $(0.34) for the Growth Fund; $(0.55) and $(0.20) for Mid-Cap "EDGE"(SM) Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                        See notes to financial statements.

                     SENECA FUNDS -- ADMINISTRATIVE SHARES
                              FINANCIAL HIGHLIGHTS

                                                                       REAL ESTATE
                                                BOND FUND            SECURITIES FUND
                                              -------------   -----------------------------
                                                 PERIOD           YEAR           PERIOD
                                                  ENDED           ENDED           ENDED
                                              SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                  1996*           1997            1996*
                                              -------------   -------------   -------------
NET ASSET VALUE AT BEGINNING OF PERIOD.......   $   10.00      $     11.08      $   10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (1)...................        0.29             0.03           0.13
 Net Realized and Unrealized Gain on
   Investments...............................        0.09             3.78           1.08
                                                 --------       ----------       --------
 TOTAL FROM INVESTMENT OPERATIONS............        0.38             3.81           1.21
                                                 --------       ----------       --------
Distributions to Shareholders from Net
 investment income...........................       (0.29)           (0.20)         (0.13)
 Net realized gains..........................          --            (0.01)            --
                                                 --------       ----------       --------
 Total distribution..........................       (0.29)           (0.21)         (0.13)
                                                 --------       ----------       --------
NET ASSET VALUE AT END OF PERIOD.............   $   10.09      $     14.68      $   11.08
                                                 ========       ==========       ========
TOTAL RETURN (2).............................        3.86%           34.54%         12.22%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.................   $ 195,930      $ 3,175,932      $ 222,483
 Ratio of Operating Expenses to Average Net
   Assets (3)................................        1.21%(3)         2.91%          1.65%(3)
 Ratio of Operating Expenses to Average Net
   Assets (3)(4).............................       39.23%            3.79%         73.01%
 Ratio of Net Investment Income to Average
   Net Assets (3)............................        6.46%            1.37%          4.61%
 Portfolio Turnover Rate.....................       52.82%           75.68%         30.70%
 Average Commission Rate (5).................         N/A      $    0.0559      $  0.0564

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.
 ** As of December 26, 1996, the Bond Administrative Shares merged with Bond
    Institutional Shares.
(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income/loss per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $(0.04) and $(1.96) for the Real Estate Securities Fund and $(1.41) for the Bond Fund for the period ended September 30, 1996.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997

NOTE 1 -- ORGANIZATION

Seneca Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Delaware business trust on December 18, 1995 and was declared effective as of March 1, 1996. The Trust consists of four series: Seneca Growth Fund, Seneca Mid-Cap "EDGE"(SM) Fund, Seneca Bond Fund and Seneca Real Estate Securities Fund (individually, the "Fund," and collectively, the "Funds.") The Board of Trustees has authorized each Fund to issue two classes of common shares: Administrative Shares and Institutional Shares. As of December 26, 1996, the Bond Administrative Shares merged with the Bond Institutional Shares in a tax free transaction.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS: Equity securities traded on a national securities exchange are valued at their last sales price on the exchange on which they are traded most extensively; or if no sales are reported, at the mean between the most recent high bid and the most recent low asked quotations (the "Calculated Mean") on such exchange. Securities traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at the most recent sales price reported on such system on the valuation date or, if there are no sales reported, the Calculated Mean based on quotations reported on Nasdaq. Securities not quoted on Nasdaq but traded in an over-the-counter market will be valued at the most recent sale price if the sales price for any sales of the security on the valuation date are reported on such market or, if there are no such sales, the Calculated Mean based on quotations reported on such market. In each case, if there is no Calculated Mean, the value shall be the most recent bid quotation on the relevant market. Fixed income securities, other than those having a maturity of 60 days or less, are valued on the basis of quotes obtained from brokers or pricing services. Short-term investments having a maturity of 60 days or less will be valued at amortized cost. If, in the Investment Manager's opinion, the fair market value of an investment cannot be determined pursuant to the foregoing procedures,

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

the value will be an amount that, in the opinion of the Trustees, represents the fair market value determined based on all available information.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed upon price. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Securities pledged as collateral for the repurchase agreement are held by the Fund's Custodian until maturity date of the repurchase agreement. The Fund's risk is the ability of the seller to pay the agreed-upon price on delivery date. The Trustees have established criteria to evaluate the creditworthiness of parties with whom the Funds may enter into repurchase agreements. The Funds limit the repurchase agreements to securities issued by the United States Government, its agencies, and its instrumentalities. The market value of the underlying security throughout the term of the agreement will always equal or exceed the agreed-upon repurchase price.

SECURITY TRANSACTIONS, INVESTMENT INCOME and EXPENSES: Investment security transactions are recorded as of trade date. Realized gains and losses on investment security sales are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded daily on an accrual basis. Fund expenses not directly attributable to a specific fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated between the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution or services provided to a particular class are allocated to that class. Investment income and realized and unrealized gains/losses are allocated between the classes on the basis of net assets of each class.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income on shares of the Seneca Bond Fund are determined at the

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

class level and are declared and paid monthly. Dividends from net investment income on shares of the Seneca Real Estate Securities Fund are determined at the class level and are declared and paid quarterly. Dividends from net investment income on shares of the Seneca Growth Fund and Seneca Mid-Cap "EDGE"(SM) Fund are determined at the class level and are declared and paid annually. Each Fund distributes net realized capital gains, if any, at least annually.

For the year ended September 30, 1997, the Funds identified permanent differences in each fund's organization costs resulting from differing book and tax accounting methods. Adjusting for this difference resulted in a $19,314 decrease in each fund's paid-in capital and a corresponding increase in the fund's undistributed net investment income.

FEDERAL INCOME TAXES: Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, losses deferred due to wash sales and excise tax regulations.

Income and capital gain distribution requirements are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatment for organizational expenses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid-in. Undistributed net investment income and accumulated net realized gain (loss) may include temporary book and tax basis differences which will reverse in a subsequent period.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 -- AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Management Agreement with GMG/Seneca Capital Management LP ("GMG/Seneca"), under which GMG/Seneca manages the investments of each Fund. For its services, GMG/Seneca receives a fee from each Fund at an annual percentage of the average daily net assets of each Fund. Such investment management fees are 0.70%, 0.80%, 0.50%, and 0.85% for the Growth Fund, Mid-Cap "EDGE"(SM) Fund, Bond Fund, and Real Estate Securities Fund, respectively.

On July 17, 1997, GMG/Seneca Capital Management LLC transferred its rights and obligations as investment manager of the Funds to GMG/Seneca, which was at that time owned by the same persons as then owned Seneca Capital Management LLC.

The Trust has a Distribution and Services Agreement (the "Agreement") with Genesis Merchant Group Securities LLC ("GMG Securities"),and Seneca Distributors LLC ("Seneca Distributors"), affiliates of GMG/Seneca, under which GMG Securities and Seneca Distributors serve as the distributors and principal underwriters of each Fund's shares. Pursuant to the Agreement, GMG Securities and Seneca Distributors receive an aggregate fee from each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Administrative Shares of each Fund.

The Trust has an Administrative Services Agreement with GMG/Seneca pursuant to which GMG/Seneca is responsible for the day-to-day administrative functions of the Trust. For these services, GMG/Seneca receives a fee from each Fund at an annual rate of 0.08% of the first $125 million, 0.06% of the next $125 million, and 0.04% thereafter, subject to certain minimums which GMG/Seneca has agreed to waive through September 30, 1997. GMG/Seneca has entered

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

into an agreement with State Street Bank & Trust Company ("State Street") to provide most of the administrative functions for the Trust.

GMG/Seneca had agreed to voluntarily waive its Management and Administrative fees and reimburse other operating expenses of each Fund (other than certain extraordinary or non-recurring expenses) until the earlier of September 30, 1997 or such time as the Trust's aggregate assets exceeded $60 million, to the extent necessary to prevent the expenses for each Fund and class from exceeding the following percentages of average daily net assets:

                                             ADMINISTRATIVE   INSTITUTIONAL
                   FUND                          CLASS            CLASS
-------------------------------------------  --------------   -------------
Seneca Growth Fund.........................       1.50%            0.85%
Seneca Mid-Cap "EDGE"(SM) Fund.............       1.60%            0.95%
Seneca Bond Fund...........................       1.30%            0.65%
Seneca Real Estate Fund....................       1.70%            1.05%

These percentages were in effect from October 1, 1996 through January 31, 1997 at which time the aggregate assets of the Trust exceeded $60 million. From February 1, 1997 to September 30, 1997, GMG/Seneca had agreed to voluntarily waive its Management and Administrative fees and reimburse other operating expenses of each Fund to the extent necessary to prevent the expenses for each Fund and class from exceeding the following percentages of average daily net assets:

                                             ADMINISTRATIVE   INSTITUTIONAL
                   FUND                          CLASS            CLASS
-------------------------------------------  --------------   -------------
Seneca Growth Fund.........................       2.55%            1.95%
Seneca Mid-Cap "EDGE"(SM) Fund.............       2.70%            2.10%
Seneca Bond Fund...........................         --             1.85%
Seneca Real Estate Fund....................       3.05%            2.35%

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

For the year ended September 30, 1997, GMG/Seneca waived and reimbursed expenses as follows:

                        MANAGEMENT
                           FEES      ADMINISTRATIVE    EXPENSES
         FUND             WAIVED      FEES WAIVED     REIMBURSED    TOTAL
----------------------  ----------   --------------   ----------   --------
Seneca Growth.........     $ --           $ --         $  5,174    $  5,174
Seneca Mid-Cap
  "EDGE"(SM)..........       --             --          135,798     135,798
Seneca Bond...........       --             --          126,387     126,387
Seneca Real Estate....       --             --           16,628      16,628

Each Trustee of the Trust who is not an interested person receives a fee of $2,500 for each regular, quarterly meeting attended and is reimbursed for expenses incurred in connection with such attendance. Effective July 1, 1997 each Trustee of the Trust who is not an interested person receives a quarterly retainer of $2,500.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short term securities, for the Trust, for the year ended September 30, 1997 were as follows:

                          NON-                       NON-
                       GOVERNMENT    GOVERNMENT   GOVERNMENT    GOVERNMENT
        FUND            PURCHASES    PURCHASES       SALES        SALES
---------------------  -----------   ----------   -----------   ----------
Seneca Growth........  $57,312,920    $     --    $37,141,324   $      --
Seneca Mid-Cap
  "EDGE"(SM).........   30,288,698          --     28,370,414          --
Seneca Bond..........   10,268,362     991,816      5,962,571     499,998
Seneca Real Estate
  Securities.........   35,097,333     921,957     11,746,897   1,091,535

NOTE 5 -- ORGANIZATION COSTS

The Trust bears all costs in connection with its organization. The organization costs are amortized on a straight-line basis over a period of sixty months from the commencement of investment operations. The costs associated with state registration of shares will be amortized on a straight-line basis over a period of twelve months. If any of the initial shares are redeemed before the end of the amortization period, the

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

proceeds of the redemption will be reduced by the pro rata share of unamortized organization and state registration costs.

NOTE 6 -- CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the period from commencement of investment operations through September 30, 1997 are as follows:

GROWTH FUND (1)

                                 YEAR ENDED              PERIOD ENDED
                             SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                           -----------------------   ---------------------
                            SHARES       AMOUNT      SHARES      AMOUNT
                           ---------   -----------   -------   -----------
INSTITUTIONAL SHARES
  Shares sold............  1,193,698   $16,740,404   944,161   $11,381,266
  Shares issued upon
    reinvestment of
    dividends............     83,095     1,095,100        --            --
  Shares redeemed........   (142,301)   (2,144,300)   (5,306)      (70,645)
                           ---------   -----------   -------   -----------
  Net increase...........  1,134,492   $15,691,204   938,855   $11,310,621
                           =========   ===========   =======   ===========

                                  YEAR ENDED              PERIOD ENDED
                              SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                            ----------------------    --------------------
                            SHARES       AMOUNT       SHARES      AMOUNT
                            -------    -----------    -------    ---------
ADMINISTRATIVE SHARES
  Shares sold...........    410,550    $ 5,770,465     55,186    $ 721,427
  Shares issued upon
    reinvestment of
    dividends...........      1,364         17,844         --           --
  Shares redeemed.......    (76,718)    (1,114,710)   (22,214)    (288,331)
                            -------    -----------    -------     --------
  Net increase..........    335,196    $ 4,673,599     32,972    $ 433,096
                            =======    ===========    =======     ========

(1) Fund commenced investment operations on March 8, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
MID-CAP "EDGE"(SM) FUND (1)

                                  YEAR ENDED             PERIOD ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
INSTITUTIONAL SHARES
  Shares sold.............   403,926   $ 5,517,592   509,221   $6,613,122
  Shares issued upon
    reinvestment of
    dividends.............     7,844       109,284        --           --
  Shares redeemed.........  (337,764)   (4,917,052)  (14,376)    (188,718)
                            --------    ----------   -------   ----------
  Net increase............    74,006   $   709,824   494,845   $6,424,404
                            ========    ==========   =======   ==========

                                  YEAR ENDED             PERIOD ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
ADMINISTRATIVE SHARES
  Shares sold.............   291,421   $ 4,064,517   104,231   $1,422,572
  Shares issued upon
    reinvestment of
    dividends.............       851        11,875        --           --
  Shares redeemed.........  (236,289)   (3,238,210)  (14,725)    (188,631)
                            ---------  -----------   -------   -----------
  Net increase............    55,983   $   838,182    89,506   $1,233,941
                            =========  ===========   =======   ===========

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
BOND FUND (2)

                                  YEAR ENDED             PERIOD ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
INSTITUTIONAL SHARES
  Shares sold.............   496,127   $ 5,079,683   385,776   $3,831,086
  Shares merged (3).......    23,704       250,425        --           --
  Shares issued upon
    reinvestment of
    dividends.............    45,088       460,532     8,635       85,975
  Shares redeemed.........  (101,560)   (1,048,447)   (6,454)     (64,905)
                            ---------  -----------   -------   -----------
  Net increase............   463,359   $ 4,742,193   387,957   $3,852,156
                            =========  ===========   =======   ===========

                                 YEAR ENDED             PERIOD ENDED
                             SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            --------------------     -------------------
                            SHARES      AMOUNT       SHARES      AMOUNT
                            -------    ---------     ------     --------
ADMINISTRATIVE SHARES
  Shares sold............     7,990    $  82,034     18,065     $179,966
  Shares issued upon
    reinvestment of
    dividends............       140        1,437        104        1,031
  Shares merged (3)......   (24,954)    (250,425)        --           --
  Shares redeemed........    (2,595)     (26,543)        --           --
                                       -----------   -------
                            --------                            ----------
                                  -                                    -
  Net
   increase/(decrease)...              $(193,497)    18,169
                            (19,419)                            $180,997
                                       ===========   =======
                            =========                           ===========

(1) Fund commenced investment operations on March 8, 1996.
(2) Fund commenced investment operations on March 7, 1996.
(3) As of December 26, 1996, the Bond Administrative Shares merged with Bond Institutional Shares in a tax free transaction.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
REAL ESTATE SECURITIES FUND (4)

                                 YEAR ENDED               PERIOD ENDED
                             SEPTEMBER 30, 1997        SEPTEMBER 30, 1996
                           -----------------------    --------------------
                            SHARES       AMOUNT       SHARES      AMOUNT
                           ---------  ------------    ------    ----------
INSTITUTIONAL SHARES
  Shares sold............  2,618,177  $ 32,751,944    94,875    $1,001,801
  Shares issued upon
    reinvestment of
    dividends............     31,702       424,162       583         6,370
  Shares redeemed........   (830,654)  (10,635,920)       --            --
                           ---------   -----------    -------   -----------
  Net increase...........  1,819,225  $ 22,540,186    95,458    $1,008,171
                           =========   ===========    =======   ===========

                                  YEAR ENDED              PERIOD ENDED
                              SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                             ---------------------    --------------------
                             SHARES       AMOUNT      SHARES       AMOUNT
                             -------    ----------    ------      --------
ADMINISTRATIVE SHARES
  Shares sold............    262,586    $3,366,423    18,779      $200,099
  Shares issued upon
    reinvestment of
    dividends............      2,082        27,973        56           599
  Shares redeemed........    (68,344)     (895,219)       --            --
                             -------    ----------    ------      --------
  Net increase...........    196,324    $2,499,177    18,835      $200,698
                             =======    ==========    ======      ========

(4) Fund commenced investment operations on March 12, 1996.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

At September 30, 1997, certain shareholders were record owners of more than 10% of total outstanding shares of the following Funds:

                                                            PERCENTAGE
                                           NUMBER OF            OF
           NAME OF PORTFOLIO              SHAREHOLDERS     SHARES OWNED
----------------------------------------  ------------     ------------
Growth Fund.............................        2               24%
Bond Fund...............................        1               10%
Real Estate Securities Fund.............        2               26%

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 8 -- SUBSEQUENT EVENTS

On June 18, 1997, GMG/Seneca entered into an agreement with Phoenix Duff & Phelps Corporation ("Phoenix") for the sale of a majority of the partnership interest in GMG/Seneca to Phoenix. Closing of the purchase is conditioned upon approval of the shareholders of the Seneca Funds of the "change in control" that would result. Management expects that a proxy statement will be prepared and distributed to the shareholders by mid-December, 1997, and that the meeting to consider approval would be held in late January, 1998. The close of the sale would follow shortly after approval of the change in control. At that time the name of the Funds would change to "Phoenix-Seneca Funds".

On October 15, 1997, the Trustees approved the appointment of Phoenix Equity Planning Corporation as transfer agent of the Seneca Funds.

NOTE 9 -- TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 1997, 19.32% and 2.97% of all dividends paid to Shareholders of the Seneca Growth and Mid-Cap "EDGE"(SM) Funds respectively, qualified for the Dividends Received Deduction for eligible corporate investors. Shareholders should refer to Form 1099 when preparing their tax returns to determine the appropriate tax treatment for the distributions they received from the respective Fund(s) in the fiscal year 1997.

For the fiscal year ended September 30, 1997, ordinary income distributions to the Institutional Shares of the Seneca Mid-Cap "EDGE"(SM) Fund of $24,431 were redesignated as realized gain distributions.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and the Shareholders of Seneca Funds:

We have, audited the accompanying statements of assets and liabilities, including the schedules of investments, of Seneca Growth Fund, Seneca Mid-Cap "EDGE"(SM) Fund, Seneca Bond Fund, and Seneca Real Estate Securities Funds (collectively the "Funds"), comprising Seneca Funds as of September 30, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year ended September 30, 1997 and for the periods ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
November 5, 1997

                           PART C--OTHER INFORMATION

Item 24. Financial Statements and Exhibits.
 (a) Financial Statements:

 Part A: Financial Highlights for the period ending September 30, 1997

 Part B: For each of the Phoenix-Seneca Growth Fund, the Phoenix-Seneca Mid-Cap
       EDGE(SM) Fund, the Phoenix-Seneca Bond Fund and the Phoenix-Seneca Real Estate Securities Fund, the following are incorporated by reference to the Annual Report to Shareholders of such Funds: Schedule of Investments as of September 30, 1997; Statements of Assets and Liabilities as of September 30, 1997; Statements of Operations for the year ended September 30, 1997; Financial Highlights for a Share Outstanding Throughout the Period Ended September 2, 1997; Notes to Financial Statements; and Independent Auditors' Report on the foregoing.

 (b) Exhibits:

  1. (a) Agreement and Declaration of Trust.*


     (b) Certificate of Trust.*

  2. By-Laws.*

  3. None.

  4. Instruments defining shareholder rights incorporated by reference to Exhibits 1 and 2 above.


  5. (a) Form of Investment Management Agreement (the "Investment Management Agreement") between the Registrant, on behalf of Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, Phoenix-Seneca Bond Fund, and Phoenix-Seneca Real Estate Securities Fund, on the one hand, and Phoenix Investment Counsel, Inc. ("PIC") on the other.

  (b) Form of Subadvisory Agreement between PIC and Seneca Capital Management LLC ("Seneca").

  6. Form of Underwriting Agreement between the Registrant and Phoenix Equity Planning Corporation ("PEPCO").


  7. None.

  8. Form of Custody and Investment Accounting Agreement (the "Custody Agreement") between the Registrant and Investors Fiduciary Trust Company ("IFTC").**


  9. (a) Form of Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between the Registrant and PEPCO.

     (b) Form of Administration Agreement (the "Administration Agreement") between the Registrant, on behalf of Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, Phoenix-Seneca Bond Fund, and Phoenix-Seneca Real Estate Securities Fund, on the one hand, and GMG/Seneca on the other.****


   (c) Form of Sub-Administration Agreement (the "Sub-Administration Agreement") between the Registrant, GMG/Seneca and State Street Bank and Trust Company.****

 10. Opinion and consent of Morris, Nichols, Arsht & Tunnell.***

 11. Consent of Deloitte & Touche LLP, Independent Public Accountants.

 12. None.

 13. Form of Share Purchase Agreement between Registrant and GMG/Seneca Capital Management, L.P. (the "Share Purchase Agreement").***

 14. Model IRA Plan.****


 15. (a) Form of Distribution Plan Pursuant to Rule 12b-1 for Class A Shares

     (b) Form of Distribution Plan Pursuant to Rule 12b-1 for Class B Shares

     (c) Form of Distribution Plan Pursuant to Rule 12b-1 for Class C Shares

     (d) Form of Distribution Plan Pursuant to Rule 12b-1 for Class M Shares


 16. Schedule for computation of each performance quotation provided in response to Item 22****

 17. Financial Data Schedules

 18. Form of Amended and Restated Rule 18f-3 Plan.



 19. Powers of Attorney for Sandra J. Westhoff, Ronald K. Jacks, Melinda Ellis Evers, Paul E. Erdman, Mary Ann Cusenza and Victor Guinasso.***

* Incorporated by reference to Registrant's Registration Statement on Form N-1A dated December 18, 1995.

** Incorporated by reference to pre-effective Amendment No. 1 to Registrant's Registration Statement dated February 13, 1996.

*** Incororated by reference to pre-effective Amendment No. 2 to Registrant's Registration statement dated February 29, 1996.

**** Incorporated by reference by Registrant to Post-Effective Amendment No. 1 by Registrant's Registration Statement dated October 30, 1996.

Item 25. Persons Controlled By or Under Common Control With Registrant.
     None.


Item 26. Number of Holders of Securities.




                                                   Number of
                                               Record Holders as
Title of Class                                of October 31, 1997
-------------------------------------------   --------------------
Phoenix-Seneca Growth Fund
 Class X                                              149
 Class A                                              117
 Class B                                                0
 Class C                                                0
 Class M                                                0
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund
 Class X                                              104
 Class A                                              170
 Class B                                                0
 Class C                                                0
 Class M                                                0
Phoenix-Seneca Bond Fund
 Class X                                               69
 Class A                                                0
 Class B                                                0
 Class C                                                0
 Class M                                                0
Phoenix-Seneca Real Estate Securities Fund
 Class X                                               97
 Class A                                              101
 Class B                                                0
 Class C                                                0
 Class M                                                0



Item 27. Indemnification

     The Agreement and Declaration of Trust dated December 18, 1995 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Investment Management Agreement (Section 12), Distribution Agreement (Section 6), Custody Agreement (Section 5) and Transfer Agency Agreement (Section 6) each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for losses arising from such party's good faith exercise of its duties under the applicable agreement, provided, however, that the Trust will not indemnify such other party (or parties) in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties under the applicable agreement.



     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers.
     All of the information required by this item is set forth in the Form ADV, as currently amended, of PIC and Seneca (SEC File Nos. 801-5995 (PIC) and 801-51559 (Seneca)), which is incorporated herein by reference.

Item 29. Principal Underwriter.
 (a) PEPCO also serves as the principal underwriter for the following other registrants:

     Phoenix Series Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Portfolio Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix Income and Growth Fund, Phoenix Worldwide Opportunities Fund, Phoenix Strategic Equity Series Fund, Phoenix-Aberdeen Series Fund, Phoenix Equity Series Fund, Phoenix-Engemann Funds, Phoenix Investment Trust 97, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.

 (b) Directors, Officers and Partners




   Name and Principal           Positions and Offices        Position and Offices
    Business Address              with Distributor             with Registrant
-------------------------   -----------------------------   ---------------------
Michael E. Haylon           Director                                None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480
Philip R. McLoughlin        Director and President                  None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480
David R. Pepin              Director and Executive                  None
56 Prospect Street          Vice President
P.O. Box 150480
Hartford, CT 06115-0480
Leonard J. Saltiel          Managing Director,                      None
56 Prospect Street          Infrastructure/Operations
P.O. Box 150480
Hartford, CT 06115-0480
William R. Moyer            Senior Vice President,                  None
100 Bright Meadow Blvd.     Finance, and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200
G. Jeffrey Bohne            Vice President, Transfer                None
101 Munson Street           Agent Operations
Greenfield, MA 01301
Nancy G. Curtiss            Vice President, Fund                    None
56 Prospect Street          Accounting
P.O. Box 150480
Hartford, CT 06115-0480
Thomas N. Steenburg         Vice President, Counsel and           Secretary
56 Prospect Street          Secretary
P.O. Box 150480
Hartford, CT 06115-0480



     (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of (1) the Registrant at 909 Montgomery Street, Suite 500, San Francisco, California 94133, (2) Seneca at 909 Montgomery Street, San Francisco, California, 94133, (3) State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, 02171-2197, and (4) Registrant's Custodian and Transfer Agent, Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., Enfield, Connecticut 06082.


Item 31. Management Services.
     None.

Item 32. Undertakings.
 (a) Not applicable.

 (b) Not applicable.

 (c) Registrant undertakes that it will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


 (d) Registrant undertakes that it will, if requested to do so by the holders of at least 10% of its outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications among shareholders as required by Section 16(c) of the 1940 Act.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California on the 26th day of November, 1997.


                                        SENECA FUNDS


                                        By: /s/GAIL P. SENECA
                                          ----------------------------------
                                           Gail P. Seneca

                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.




          Signature                        Title                     Date
------------------------------   --------------------------   ------------------
         /s/ GAIL P. SENECA      Trustee and President        November 26, 1997
----------------------------
                                 (Chief Executive Officer)
            Gail P. Seneca
                    *            Trustee and Treasurer        November 26, 1997
----------------------------
                                 (Chief Financial Officer
         Sandra J. Westhoff
                                  and Accounting Officer)
                    *            Trustee                      November 26, 1997
----------------------------
          Mary Ann Cusenza
                    *            Trustee                      November 26, 1997
----------------------------
            Paul E. Erdman
                    *            Trustee                      November 26, 1997
----------------------------
         Melinda Ellis Evers
*By: /s/ GAIL P. SENECA
   ------------------------
   Gail P. Seneca as
   Attorney-in-fact


                                     S-1(c)

                               INDEX TO EXHIBITS

Exhibit No.           Description of Exhibit

5(a).                 Investment Management Agreement

5(b).                 Subadvisory Agreement

6.                    Underwriting Agreement

9(a).                 Transfer Agency and Service Agreement

15(a).                Distribution Plan for Class A Shares

15(b).                Distribution Plan for Class B Shares

15(c)                 Distribution Plan for Class C Shares

15(d).                Distribution Plan for Class M Shares

17.                   Financial Data Schedules

18.                   Amended and Restated 18f-3 Plan